Filed electronically with the Securities and Exchange
                         Commission on February 26, 1999

                                                            File No. 2-57139
                                                            File No. 811-2671

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       /   /

                          Pre-Effective Amendment _____                    /   /
                         Post-Effective Amendment No. 37                   / X /
                                                      --
                                     And/or
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                    /   /

                                Amendment No. 28                           / X /
                                              --

                             Scudder Municipal Trust
                             -----------------------
               (Exact Name of Registrant as Specified in Charter)
               --------------------------------------------------
                             Two International Place
                             -----------------------
                        Boston, Massachusetts 02110-4103
                        --------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-2567
                                                           --------------
                               Thomas F. McDonough
                               -------------------
                        Scudder Kemper Investments, Inc.
                        --------------------------------
                             Two International Place
                             -----------------------
                        Boston, Massachusetts 02110-4103
                        --------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/   /    Immediately upon filing pursuant to paragraph (b)
/   /    60 days after filing pursuant to paragraph (a) (1)
/   /    75 days after filing pursuant to paragraph (a) (2)
/ X /    On March 1, 1999 pursuant to paragraph (b)
/   /    On __________________ pursuant to paragraph (a) (1)
/   /    On __________________ pursuant to paragraph (a) (2) of Rule 485.

         If Appropriate, check the following box:
/   /    This  post-effective  amendment  designates a new effective  date for a previously filed post-effective amendment

SCUDDER

Scudder Limited Term Tax Free Fund
Scudder Medium Term Tax Free Fund
Scudder Managed Municipal Bonds
Scudder High Yield Tax Free Fund

Prospectus
March 1, 1999

Four funds seeking tax-free income through different investment objectives.

Mutual funds:
o are not FDIC-insured
o have no bank guarantees
o may lose value

No Sales Charges/No-load


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                    Contents

                                   1      About the Funds
--------------------------------------------------------------------------------
                                   1      Scudder Limited Term Tax Free Fund

                                   5      Scudder Medium Term Tax Free Fund

                                   9      Scudder Managed Municipal Bonds

                                  13      Scudder High Yield Tax Free Fund

                                  17      A message from the President

                                  18      Investment adviser

                                  20      Distributions

                                  20      Taxes

                                  22      Financial highlights

                                  26      About Your Investment
--------------------------------------------------------------------------------
                                  26      Transaction information

                                  27      Buying and selling shares

                                  28      Purchases

                                  29      Exchanges and redemptions

                                  30      Investment products and services

                                  32      Trustees and Officers

About the Funds

Scudder Limited Term Tax Free Fund

Investment objective

Scudder Limited Term Tax Free Fund seeks to produce as high a level of income exempt from regular federal income tax as is consistent with a high degree of principal stability. Unless otherwise indicated, the fund's investment objectives and policies may be changed without a vote of shareholders.

Main investment strategies

It is a fundamental policy, which may not be changed without a vote of shareholders, that at least 80% of the fund's assets be invested in municipal securities. Under normal market conditions, however, each fund expects to invest 100% of its portfolio securities in municipal securities. Municipal securities include notes and bonds issued by states, cities and towns to raise revenue for various public interests. The fund invests in municipal securities that are debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their subdivisions, agencies and instrumentalities, the interest on which is, in the opinion of bond counsel, exempt from regular federal income tax. The fund pursues its goal by investing at least 65% of its net assets in high-quality and medium-grade tax-exempt municipal securities with independent credit ratings of Aaa, Aa, A/AAA, AA, A (and their unrated equivalents). The fund may also invest in debt securities rated Baa/BBB (and their unrated equivalents).

The fund maintains a diversified portfolio of shorter-term, high-grade municipal debt securities with a dollar-weighted average effective maturity of between one and five years. In managing its portfolio the fund analyzes securities for attractive and competitive value in terms of quality, yield and the relationship of current price to maturity level. In managing the fund, the portfolio management team considers, among other things, the impact on the prices of municipal securities in response to changes in economic conditions, fiscal and monetary policies, interest rate levels and supply and demand. The portfolio management team performs credit analysis and attempts to take advantage of opportunities to improve the fund's total return.

The portfolio management team will sell a security from the fund's portfolio under certain circumstances, including: declining credit condition of a holding; to adjust the duration of the fund's portfolio or to sell a security with a maturity in an unattractive part of the yield curve; to raise cash to meet redemptions; to purchase a bond with better value, improved structure or liquidity; and, when market conditions generate a higher than normal price for a security.

Of course, there can be no guarantee that by following these investment strategies, the fund will achieve its objective.

Other investments

To a more limited extent, the fund may, but is not required to, make the following investments:

The fund may invest up to 20% of its assets in cash or invest in short-term taxable investments, including U.S. Government obligations and money market instruments. Normally, however, the fund expects to be fully invested in tax-exempt securities.

The fund may utilize other investments and investment techniques that may impact performance, including, but not limited to, options, futures and other derivatives (financial investments that derive their value from other securities or commodities, or that are based on indices).

Risk management strategies

The fund manages its exposure to interest rate risk by adjusting its duration. Duration, expressed in years, is based on the estimated payback period of income and principal of a bond (or portfolio of bonds) and is the most widely used gauge of sensitivity to interest rate change. The longer a fund's duration, the more sharply its price is likely to rise or fall when interest rates change.

The fund may not purchase securities with effective maturities greater than 10 years at the time of purchase, whichever is later. The fund may, but is not required to, use certain derivatives in an attempt to manage risk. The use of certain derivatives could magnify losses.

For temporary defensive purposes, the fund may, but is not required to, temporarily invest more than 20% of its assets in taxable securities. In such a case, the fund would not be pursuing, and may not achieve, its investment objective.

Main risks

The portfolio management team's skill in choosing appropriate investments for the fund will determine in large part the fund's ability to achieve its investment objective. In addition, as with most tax-free bond funds, a major factor affecting the fund's performance is interest rates. When interest rates rise, the price of bonds (and tax-free bond funds) typically fall in proportion to their duration. Because this fund intends to have a shorter duration, the interest rate risk is less in this fund than in a fund that intends to be principally invested in municipal securities with long-term maturities. The fund may have lower returns than other funds that invest in lower-quality municipal securities. Municipal securities in the fund's portfolio could be downgraded or go into default.

There are market and investment risks with any security and the value of an investment in the fund will fluctuate over time. It is possible to lose money invested in the fund.

Past performance

The chart and table below provide some indication of the risks of investing in the fund by illustrating how the fund has performed, and comparing this information to a broad measure of market performance. Of course, past performance is not necessarily an indication of future performance.

Total returns for years ended December 31

[The following table was originally a bar chart in the printed materials.]

1995....................  9.38%
1996....................  3.99%
1997....................  5.87%
1998....................  4.92%

For the periods included in the bar chart, the fund's highest return for a calendar quarter was 3.24% (the first quarter of 1995), and the fund's lowest return for a calendar quarter was 0.21% (the first quarter of 1996).

Average annual total returns


For periods ended            Scudder Limited Term Tax  Lehman Brothers Municipal
December 31, 1998                  Free Fund            Bond Index (3-year)
--------------------------------------------------------------------------------
One Year                             4.92%                     5.21%
Since Inception (2/15/94)            5.00%                     5.10%*
--------------------------------------------------------------------------------

*     Index comparison begins February 28, 1994.

The 3-year Lehman Brothers Municipal Bond Index is an unmanaged, market-value-weighted measure of the short-term municipal bond market and includes bonds with maturities of two to three years. Index returns assume reinvested dividends and, unlike fund returns, do not reflect fees or expenses.

Fee and expense information

The following information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Shareholder fees: Fees paid directly from your investment.
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as % of offering
price)                                                                NONE
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)                                  NONE
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested
dividends/distributions                                               NONE
--------------------------------------------------------------------------------
Redemption fee (as % of amount redeemed, if applicable)               NONE*
--------------------------------------------------------------------------------
Exchange fee                                                          NONE
--------------------------------------------------------------------------------
Annual fund operating expenses (expenses that are deducted from fund assets):
--------------------------------------------------------------------------------
Management fee                                                        0.60%
--------------------------------------------------------------------------------
Distribution (12b-1) fees                                             NONE
--------------------------------------------------------------------------------
Other expenses                                                        0.22%
--------------------------------------------------------------------------------
Total annual fund operating expenses                                  0.82%
--------------------------------------------------------------------------------
Expense reimbursement                                                 0.07%
--------------------------------------------------------------------------------
Net expenses                                                          0.75%**
--------------------------------------------------------------------------------

* If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "About Your Investment -- Exchanges and redemptions."

** Total fund operating expenses are contractually maintained at 0.75% through September 30, 1999.

Example

This example is to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The expenses would be the same whether you sold your shares at the end of each period or continued to hold them.

-------------------------------------------------------------------------------
One Year                                                  $    84
--------------------------------------------------------------------------------
Three Years                                               $   262
--------------------------------------------------------------------------------
Five Years                                                $   455
--------------------------------------------------------------------------------
Ten Years                                                 $ 1,014
--------------------------------------------------------------------------------

Actual fund expenses and return vary from year to year, and may be higher or lower than those shown.

Scudder Medium Term Tax Free Fund

Investment objective

Scudder Medium Term Tax Free Fund seeks to produce a high level of income free from regular federal income taxes and to limit principal fluctuation. Unless otherwise indicated, the fund's investment objectives and policies may be changed without a vote of shareholders.

Main investment strategies

It is a fundamental policy, which may not be changed without a vote of shareholders, that at least 80% of the fund's net assets be invested in municipal securities. Under normal market conditions, however, each fund expects to invest 100% of its portfolio securities in municipal securities. Municipal securities include notes and bonds issued by states, cities and towns to raise revenue for various public shares. The fund invests in municipal securities that are debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their subdivisions, agencies and instrumentalities, the interest on which is, in the opinion of bond counsel, exempt from regular federal income tax. The fund pursues its goal by investing at least 65% of its net assets in high-quality, intermediate-term tax-exempt municipal securities with independent credit ratings of Aaa, Aa, A/AAA, AA, A (and their unrated equivalents). The fund may also invest in debt securities rated Baa/BBB (and their unrated equivalents).

The fund maintains a diversified portfolio of high-grade, intermediate-term municipal bonds with a dollar-weighted average effective maturity of between five and 10 years. Within this limitation, the fund may not purchase securities with effective maturities greater than 15 years. In managing its portfolio the fund analyzes securities for attractive and competitive value in terms of quality, yield and the relationship of current price to maturity level. However, considering the impact on municipal securities prices in response to changes in economic conditions, fiscal and monetary policies, interest rate levels and supply and demand, the fund performs credit analysis and manages the fund's portfolio, attempting to take advantage of opportunities to improve the fund's total return.

The portfolio management team will sell a security from the fund's portfolio under certain circumstances, including: declining credit condition of a holding; to adjust the duration of the fund's portfolio or to sell a security with a maturity in an unattractive part of the yield curve; to raise cash to meet redemptions; to purchase a bond with better value, improved structure or liquidity; and, when market conditions generate a higher than normal price for a security.

Of course, there can be no guarantee that by following these investment strategies, the fund will achieve its objective.

Other investments

To a more limited extent, the fund may, but is not required to, make the following investments:

The fund may invest more than 25% of its assets in industrial development or other private activity bonds. The fund may, but is not required to, invest up to 20% of its assets in cash or invested in short-term taxable investments, including U.S. Government obligations and money market instruments. Normally, however, the fund expects to be fully invested in tax-exempt securities.

The fund may utilize other investments and investment techniques that may impact performance, including, but not limited to, options, futures and other derivatives (financial investments that derive their value from other securities or commodities, or that are based on indices).

Risk management strategies

The fund manages its exposure to interest rate risk by adjusting its duration. Duration, expressed in years, is based on the estimated payback period of income and principal of a bond (or portfolio of bonds) and is the most widely used gauge of sensitivity to interest rate change. The longer a fund's duration, the more sharply its price is likely to rise or fall when interest rates change. The fund expects to have more price stability than a fund with a longer duration, i.e. investments only in long-term municipal bonds.

The fund minimizes its exposure to credit risk by investing at least 65% of its net assets in the three highest rated bond categories.

The fund may, but is not required to, use certain derivatives in an attempt to manage risk. The use of certain derivatives could magnify losses.

For temporary defensive purposes, the fund may temporarily invest more than 20% of its assets in taxable securities. In such a case, the fund would not be pursuing, and may not achieve, its investment objective.

Main risks

The portfolio management team's skill in choosing appropriate investments for the fund will determine in large part the fund's ability to achieve its investment objective. In addition, as with most tax-free bond funds, a major factor affecting the fund's performance is interest rates. When interest rates rise, the price of bonds (and tax-free bond funds) typically fall in proportion to their duration. Because this fund intends to have a shorter duration, the interest rate risk is less in this fund than in a fund that intends to be principally invested in municipal securities with long-term maturities. The fund may have lower returns than other funds that invest in lower-quality municipal securities. Municipal securities in the fund's portfolio could be downgraded or go into default.

There are market and investment risks with any security and the value of an investment in the fund will fluctuate over time. It is possible to lose money invested in the fund.

Past performance

The chart and table below provide some indication of the risks of investing in the fund by illustrating how the fund has performed, and comparing this information to a broad measure of market performance. Of course, past performance is not necessarily an indication of future performance.

Total returns for years ended December 31

[The following table was originally a bar chart in the printed materials.]

1989....................  6.00%
1990....................  6.29%
1991.................... 12.13%
1992....................  8.93%
1993.................... 10.94%
1994.................... -3.50%
1995.................... 14.32%
1996....................  4.02%
1997....................  7.69%
1998....................  5.58%

For the periods included in the bar chart, the fund's highest return for a calendar quarter was 5.09% (the first quarter of 1995), and the fund's lowest return for a calendar quarter was -4.02% (the first quarter of 1994).

Average annual total returns


For periods ended             Scudder Medium Term Tax  Lehman Brothers Municipal
December 31, 1998                    Free Fund                 Bond Index
--------------------------------------------------------------------------------
One Year                               5.58%                     6.48%
Five Years                             5.46%                     6.22%
Ten Years                              7.13%                     8.22%
--------------------------------------------------------------------------------

The unmanaged Lehman Brothers Municipal Bond Index is a market value-weighted measure of the long-term, investment grade tax-exempt bond market consisting of municipal bonds with a maturity of at least two years. Generally, the index's average effective maturity is longer than the fund's. Index returns assume dividends are reinvested and, unlike fund returns, do not reflect any fees or expenses.

Fee and expense information

The following information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Shareholder fees: Fees paid directly from your investment.
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as % of offering
price)                                                                NONE
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)                                  NONE
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested
dividends/distributions                                               NONE
--------------------------------------------------------------------------------
Redemption fee (as % of amount redeemed, if applicable)               NONE*
--------------------------------------------------------------------------------
Exchange fee                                                          NONE
--------------------------------------------------------------------------------
Annual fund operating expenses (expenses that are deducted from fund assets):
--------------------------------------------------------------------------------
Management fee                                                        0.57%
--------------------------------------------------------------------------------
Distribution (12b-1) fees                                             NONE
--------------------------------------------------------------------------------
Other expenses                                                        0.15%
--------------------------------------------------------------------------------
Total annual fund operating expenses                                  0.72%
--------------------------------------------------------------------------------

* If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "About Your Investment -- Exchanges and redemptions."

Example

This example is to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The expenses would be the same whether you sold your shares at the end of each period or continued to hold them.

--------------------------------------------------------------------------------
One Year                                                  $    74
--------------------------------------------------------------------------------
Three Years                                               $   230
--------------------------------------------------------------------------------
Five Years                                                $   401
--------------------------------------------------------------------------------
Ten Years                                                 $   894
--------------------------------------------------------------------------------

Actual fund expenses and return vary from year to year, and may be higher or lower than those shown.

Scudder Managed Municipal Bonds

Investment objective

Scudder Managed Municipal Bonds seeks to provide income exempt from regular federal income tax primarily through investment in high-grade, long-term municipal securities. Unless otherwise indicated, the fund's investment objectives and policies may be changed without a vote of shareholders.

Main investment strategies

It is a fundamental policy, which may not be changed without a vote of shareholders, that at least 80% of the fund's net assets be invested in municipal securities. Under normal market conditions, however, each fund expects to invest 100% of its portfolio securities in municipal securities. Municipal securities include notes and bonds issued by states, cities and towns to raise revenue for various public shares. The fund invests in municipal securities that are debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their subdivisions, agencies and instrumentalities, the interest on which is, in the opinion of bond counsel, exempt from regular federal income tax. The fund pursues its goal by investing at least 65% of its net assets in high-quality tax-exempt municipal securities with independent credit ratings of Aaa, Aa, A/AAA, AA, A (and their unrated equivalents). The fund may also invest up to 10% of its assets in debt securities rated lower than Baa/BBB, but will not purchase any bonds rated below B. The fund has the flexibility to invest in municipal securities with short- (dollar-weighted average effective maturity between one and five years), medium- (five and 10 years), and long-term (more than 10 years) maturities. During recent years, the fund's portfolio has been invested primarily in long-term municipal bonds. In managing its portfolio, the fund attempts to take advantage of opportunities in the market caused by such factors as temporary yield disparities among issues or classes of securities in an attempt to improve total return.

The portfolio management team will sell a security from the fund's portfolio under certain circumstances, including: declining credit condition of a holding; to adjust the duration of the fund's portfolio or to sell a security with a maturity in an unattractive part of the yield curve; to raise cash to meet redemptions; to purchase a bond with better value, improved structure or liquidity; and, when market conditions generate a higher than normal price for a security.

Of course, there can be no guarantee that by following these investment strategies, the fund will achieve its objective.

Other investments

To a more limited extent, the fund may, but is not required to, make the following investments:

The fund may invest more than 25% of its assets in industrial development or other private activity bonds, subject to the fund's 20% limitation on investing in municipal securities whose investment income is taxable or subject to the alternative minimum tax and the fund's current intention not to invest in municipal securities whose investment income is subject to regular federal income tax. The fund may, but is not required to, invest up to 20% of its assets in cash or invested in short-term taxable investments, including U.S. Government obligations and money market instruments. Normally, however, the fund expects to be fully invested in tax-exempt securities.

The fund may utilize other investments and investment techniques that may impact performance, including, but not limited to, options, futures and other derivatives (financial investments that derive their value from other securities or commodities, or that are based on indices).

Risk management strategies

The fund manages its exposure to interest rate risk by adjusting its duration. Duration, expressed in years, is based on the estimated payback period of income and principal of a bond (or portfolio of bonds) and is the most widely used gauge of sensitivity to interest rate change. The longer a fund's duration, the more sharply its price is likely to rise or fall when interest rates change. The fund primarily invests in long-term municipal securities, however, it can purchase both short- and medium-term municipal securities.

The fund minimizes its exposure to credit risk by investing at least 65% of its net assets in the three highest rated bond categories.

The fund may, but is not required to, use certain derivatives (or unrated equivalents) in an attempt to manage risk. The use of certain derivatives could magnify losses.

For temporary defensive purposes, the fund may invest more than 20% of its total assets in taxable securities. In such a case, the fund would not be pursuing, and may not achieve, its investment objective.

Main risks

The portfolio management team's skill in choosing appropriate investments for the fund will determine in large part the fund's ability to achieve its investment objective. In addition, as with most tax-free bond funds, a major factor affecting the fund's performance is interest rates. Because this fund intends to have a longer duration, the interest rate risk is greater in this fund than in a fund that does not intend to be principally invested in municipal securities with long-term maturities. When interest rates rise, the price of bonds (and tax-free bond funds) typically fall in proportion to their duration. The fund may have lower returns than other funds that invest in lower-quality municipal securities. Municipal securities in the fund's portfolio could be downgraded or go into default.

There are market and investment risks with any security and the value of an investment in the fund will fluctuate over time. It is possible to lose money invested in the fund.

Past performance

The chart and table below provide some indication of the risks of investing in the fund by illustrating how the fund has performed, and comparing this information to a broad measure of market performance. Of course, past performance is not necessarily an indication of future performance.

Total returns for years ended December 31

[The following table was originally a bar chart in the printed materials.]

1989.................... 11.19%
1990....................  6.77%
1991.................... 12.23%
1992....................  8.98%
1993.................... 13.32%
1994.................... -6.04%
1995.................... 17.12%
1996....................  4.15%
1997....................  9.29%
1998....................  6.23%

For the periods included in the bar chart, the fund's highest return for a calendar quarter was 6.69% (the first quarter of 1995), and the fund's lowest return for a calendar quarter was -6.17% (the first quarter of 1994).

Average annual total returns


For periods ended                 Scudder Managed      Lehman Brothers Municipal
December 31, 1998                 Municipal Bonds              Bond Index
--------------------------------------------------------------------------------
One Year                               6.23%                     6.48%
Five Years                             5.88%                     6.22%
Ten Years                              8.15%                     8.22%
--------------------------------------------------------------------------------

Lehman Brothers Municipal Bond Index is an unmanaged market value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses.

Fee and expense information

The following information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Shareholder fees: Fees paid directly from your investment.
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as % of offering
price)                                                                NONE
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)                                  NONE
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested
dividends/distributions                                               NONE
--------------------------------------------------------------------------------
Redemption fee (as % of amount redeemed, if applicable)               NONE*
--------------------------------------------------------------------------------
Exchange fee                                                          NONE
--------------------------------------------------------------------------------
Annual fund operating expenses (expenses that are deducted from fund assets):
--------------------------------------------------------------------------------
Management fee                                                        0.51%
--------------------------------------------------------------------------------
Distribution (12b-1) fees                                             NONE
--------------------------------------------------------------------------------
Other expenses                                                        0.11%
--------------------------------------------------------------------------------
Total annual fund operating expenses                                  0.62%
--------------------------------------------------------------------------------

* If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "About Your Investment -- Exchanges and redemptions."

Example

This example is to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The expenses would be the same whether you sold your shares at the end of each period or continued to hold them.

--------------------------------------------------------------------------------
One Year                                                  $    63
--------------------------------------------------------------------------------
Three Years                                               $   199
--------------------------------------------------------------------------------
Five Years                                                $   346
--------------------------------------------------------------------------------
Ten Years                                                 $   774
--------------------------------------------------------------------------------

Actual fund expenses and return vary from year to year, and may be higher or lower than those shown.

Scudder High Yield Tax Free Fund

Investment objective

Scudder High Yield Tax Free Fund seeks to produce a high level of income, exempt from regular federal income tax, from an actively managed portfolio consisting primarily of investment-grade municipal securities. Unless otherwise indicated, the fund's investment objectives and policies may be changed without a vote of shareholders.

Main investment strategies

It is a fundamental policy, which may not be changed without a vote of shareholders, that at least 80% of the fund's net assets be invested in municipal securities. Under normal market conditions, however, each fund expects to invest 100% of its portfolio securities in municipal securities. Municipal securities include notes and bonds issued by states, cities and towns to raise revenue for various public shares. The fund invests in municipal securities that are debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their subdivisions, agencies and instrumentalities, the interest on which is, in the opinion of bond counsel, exempt from regular federal income tax. The fund pursues its goal by investing at least 50% of its assets in tax-exempt municipal securities with independent credit ratings of Aaa, Aa, A, Baa/AAA, AA, A, BBB (and their unrated equivalents). The fund may invest, however, up to 50% of its total assets in bonds rated below Baa/BBB, but will not purchase any debt securities rated below B. The fund expects to invest principally in municipal securities with long-term maturities (more than 10 years), however, the fund has the flexibility to invest in municipal securities with short- (between one and five) and medium-term (between five and ten) maturities as well.

The portfolio management team will sell a security from the fund's portfolio under certain circumstances, including: declining credit condition of a holding; to adjust the duration of the fund's portfolio or to sell a security with a maturity in an unattractive part of the yield curve; to raise cash to meet redemptions; to purchase a bond with better value, improved structure or liquidity; and, when market conditions generate a higher than normal price for a security.

Of course, there can be no guarantee that by following these investment strategies, the fund will achieve its objective.

Other investments

To a more limited extent, the fund may, but is not required to, make the following investments:

The fund may invest more than 25% of its assets in industrial development or other private activity bonds, subject to the fund's 20% limitation on investing in municipal securities whose investment income is taxable or subject to the alternative minimum tax and the fund's current intention not to invest in municipal securities whose investment income is subject to regular federal income tax.

The fund may utilize other investments and investment techniques that may impact performance, including, but not limited to, options, futures and other derivatives (financial investments that derive their value from other securities or commodities, or that are based on indices).

Risk management strategies

The fund manages its exposure to interest rate risk by adjusting its duration. Duration, expressed in years, is based on the estimated payback period of income and principal of a bond (or portfolio of bonds) and is the most widely used gauge of sensitivity to interest rate change. The longer a fund's duration, the more sharply its price is likely to rise or fall when interest rates change. The fund minimizes its exposure to credit risk by investing at least 50% of its net assets in investment grade bonds.

The fund may, but is not required to, use certain derivatives in an attempt to manage risk. The use of certain derivatives could magnify losses.

For temporary defensive purposes, the fund may invest more than 20% of its total assets in taxable securities. In such a case, the fund would not be pursuing its goal and may not achieve its investment objective.

Main risks

The portfolio management team's skill in choosing appropriate investments for the fund will determine in large part the fund's ability to achieve its investment objective. In addition, as with most tax-free bond funds, a major factor affecting the fund's performance is interest rates. Because this fund intends to have a longer duration, the interest rate risk is greater in this fund than in a fund that does not intend to be principally invested in municipal securities with long-term maturities. When interest rates rise, the price of bonds (and tax-free bond funds) typically fall in proportion to their duration. The fund could have greater losses than other funds that invest a greater portion in higher-grade municipal securities. The fund may have lower returns than other funds that invest in lower-quality municipal securities. Municipal securities in the fund's portfolio could be downgraded or go into default. There are market and investment risks with any security and the value of an investment in the fund will fluctuate over time. It is possible to lose money invested in the fund. Past performance

The chart and table below provide some indication of the risks of investing in the fund by illustrating how the fund has performed, and comparing this information to a broad measure of market performance. Of course, past performance is not necessarily an indication of future performance.

Total returns for years ended December 31

[The following table was originally a bar chart in the printed materials.]

1989.................... 10.32%
1990....................  6.02%
1991.................... 13.46%
1992.................... 10.88%
1993.................... 13.85%
1994.................... -8.38%
1995.................... 19.28%
1996....................  4.43%
1997.................... 12.04%
1998....................  6.38%

For the periods included in the bar chart, the fund's highest return for a calendar quarter was 8.46% (the first quarter of 1995), and the fund's lowest return for a calendar quarter was -6.37% (the first quarter of 1994).

Average annual total returns


For periods ended             Scudder High Yield Tax   Lehman Brothers Municipal
December 31, 1998                    Free Fund                 Bond Index
--------------------------------------------------------------------------------
One Year                               6.38%                     6.48%
Five Years                             6.35%                     6.22%
Ten Years                              8.58%                     8.22%
--------------------------------------------------------------------------------

Lehman Brothers Municipal Bond Index is an unmanaged market value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses.

Fee and expense information

The following information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Shareholder fees: Fees paid directly from your investment.
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as % of offering
price)                                                                NONE
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)                                  NONE
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested
dividends/distributions                                               NONE
--------------------------------------------------------------------------------
Redemption fee (as % of amount redeemed, if applicable)               NONE*
--------------------------------------------------------------------------------
Exchange fee                                                          NONE
--------------------------------------------------------------------------------
Annual fund operating expenses (expenses that are deducted from fund assets):
--------------------------------------------------------------------------------
Management fee                                                        0.64%
--------------------------------------------------------------------------------
Distribution (12b-1) fees                                             NONE
--------------------------------------------------------------------------------
Other expenses                                                        0.20%
--------------------------------------------------------------------------------
Total annual fund operating expenses                                  0.84%
--------------------------------------------------------------------------------

* If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "About Your Investment -- Exchanges and redemptions."

Example

This example is to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The expenses would be the same whether you sold your shares at the end of each period or continued to hold them.

--------------------------------------------------------------------------------
One Year                                                  $    86
--------------------------------------------------------------------------------
Three Years                                               $   268
--------------------------------------------------------------------------------
Five Years                                                $   466
--------------------------------------------------------------------------------
Ten Years                                                 $ 1,037
--------------------------------------------------------------------------------

Actual fund expenses and return vary from year to year, and may be higher or lower than those shown.

A message from the President

          [PHOTO]

Edmond D. Villani, President
  and CEO, Scudder Kemper
     Investments, Inc.

Scudder Kemper Investments, Inc., investment adviser to the Scudder Family of Funds, is one of the largest and most experienced investment management organizations worldwide, managing more than $280 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, and private family and individual accounts.

We offered America's first no-load mutual fund in 1928, and today the Scudder Family of Funds includes over 50 no-load mutual fund portfolios or classes of shares. We also manage mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund and numerous other open- and closed-end funds that invest in this country and other countries around the world.

The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds: IRAs, 401(k)s, Keoghs and other retirement plans are also available.

Services available to shareholders include toll-free access to professional representatives, easy exchange among the Scudder Family of Funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Investor Centers.

The Scudder Family of Funds is offered without commissions to purchase or redeem shares or to exchange from one fund to another. There are no distribution (12b-1) fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.


/s/ Edmond D. Villani

Investment adviser

Each fund retains the investment management firm of Scudder Kemper Investments, Inc. (the "Adviser"), Two International Place, Boston, MA, to manage the funds' daily investment and business affairs subject to the policies established by each fund's Board. The Adviser actively manages each fund's investments. Professional management can be an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

Scudder Limited Term Tax Free Fund

The Adviser agreed to maintain the annualized expenses of the fund at no more than 0.75% of the average daily net assets of the fund until September 30, 1999. As a result, the Adviser received an investment management fee of 0.53% of the fund's average daily net assets on an annual basis for the fiscal year ended October 31, 1998.

All other funds

For the fiscal year ended December 31, 1998, the Adviser received investment management fees of 0.57%, 0.51%, and 0.64% of each fund's average daily net assets on an annual basis for Scudder Medium Term Tax Free Fund, Scudder Managed Municipal Bonds and Scudder High Yield Tax Free Fund, respectively.

Portfolio management

Each fund is managed by a team of investment professionals, who each plays an important role in the fund's management process. Team members work together to develop investment strategies and select securities for each fund's portfolio. They are supported by the Adviser's large staff of economists, research analysts, traders and other investment specialists who work in the Adviser's offices across the United States and abroad. The Adviser believes its team approach benefits fund investors by bringing together many disciplines and leveraging its extensive resources.

The following investment professionals are associated with each fund as indicated:

Scudder Limited Term Tax Free Fund

Name and Title          Joined the Fund   Responsibilities and Background
--------------------------------------------------------------------------------
Ashton P. Goodfield           1994        Ms. Goodfield joined the Adviser in
Lead Manager                              1986 and has been a portfolio manager
                                          since 1990.

K. Sue Cote                   1998        Ms. Cote joined the Adviser in 1983 as
Manager                                   a research assistant and has been a
                                          portfolio manager since 1986.
--------------------------------------------------------------------------------

Scudder Medium Term Tax Free Fund

Name and Title          Joined the Fund   Responsibilities and Background
--------------------------------------------------------------------------------
Ashton P. Goodfield           1998        Ms. Goodfield joined the Adviser in
Lead Manager                              1986 and has been a portfolio manager
                                          since 1990.

Philip G. Condon              1998        Mr. Condon joined the Adviser in 1983
Manager                                   as a portfolio manager and has 17
                                          years of experience in municipal
                                          investing and portfolio management.
--------------------------------------------------------------------------------

Scudder Managed Municipal Bonds

Name and Title          Joined the Fund   Responsibilities and Background
--------------------------------------------------------------------------------
Philip G. Condon Lead         1998        Mr. Condon joined the Adviser in 1983
Manager                                   as a portfolio manager and has 17
                                          years of experience in municipal
                                          investing and portfolio management.

Ashton P. Goodfield           1998        Ms. Goodfield joined the Adviser in
Manager                                   1986 and has been a portfolio manager
                                          since 1990.
--------------------------------------------------------------------------------

Scudder High Yield Tax Free Fund

Name and Title          Joined the Fund   Responsibilities and Background
--------------------------------------------------------------------------------
Philip G. Condon Lead         1987        Mr. Condon joined the Adviser in 1983
Manager                                   as a portfolio manager and has 17
                                          years of experience in municipal
                                          investing and portfolio management.

Rebecca L. Wilson             1998        Ms. Wilson joined the Adviser in 1986
Manager                                   and has over 12 years of experience in
                                          municipal investing and research.
--------------------------------------------------------------------------------

Year 2000 readiness

Like other mutual funds and financial and business organizations worldwide, each fund could be adversely affected if computer systems on which each fund relies, which primarily include those used by the Adviser, its affiliates or other service providers, are unable to process correctly date-related information on and after January 1, 2000. The risk is commonly called the Year 2000 issue. Failure to address successfully the Year 2000 issue could result in interruptions to and other material adverse effects on each fund's business and operations, such as problems with calculating net asset value and difficulties in implementing the fund's purchase and redemption procedures. The Adviser has commenced a review of the Year 2000 issue as it may affect the funds and is taking steps it believes are reasonably designed to address the Year 2000 issue, although there can be no assurances that these steps will be sufficient. In addition, there can be no assurances that the Year 2000 issue will not have an adverse effect on the issuers whose securities are held by each fund or on global markets or economies generally.

Distributions

Each fund intends to distribute dividends from its net investment income monthly. Each fund intends to distribute net realized capital gains after utilization of capital loss carryforwards, if any, in November or December. An additional distribution may be made at a later date, if necessary.

Any dividends or capital gains distributions declared in October, November or December with a record date in such month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared.

A shareholder may choose to receive distributions in cash or have them reinvested in additional shares of a fund. Distributions may be subject to federal income tax whether received in cash or reinvested. Exchanges among funds are also taxable events.

Taxes

Generally, dividends from tax-exempt income are not subject to federal income taxes, except for the possible applicability of the alternative minimum tax. A portion of each fund's income, however, including income from repurchase agreements, gains from options, and market discount bonds, may be taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable to shareholders as long-term capital gains, regardless of the length of time shareholders have owned shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. Distributions of tax-exempt income are taken into consideration in computing the portion, if any, of Social Security and railroad retirement benefits subject to federal and, in some cases, state taxes.

A sale or exchange of shares is a taxable event and may result in a capital gain or loss if the shares were held as a capital asset. Capital gains may be long-term or short-term, depending on how long you owned the shares.

The fund sends detailed tax information to its shareholders about the amount and type of its distributions by January 31 of the following year.

The fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Any such withheld amounts may be credited against the shareholder's U.S. federal income tax liability.

Shareholders may be subject to state, local and foreign taxes on fund distributions and dispositions of fund shares. You should consult your tax advisor regarding the particular consequences of an investment in the fund.

Financial highlights

The following financial highlights tables are intended to help you understand each fund's financial performance for the fiscal periods indicated. Certain information reflects financial results for a single fund share. The total return figures represent the rate that a shareholder would have earned (or lost) on an investment in a fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP whose report, along with the fund's financial statements, is included in the annual report, which is available upon request by calling Scudder Investor Relations at 1-800-225-2470 or, for existing shareholders, call the Scudder Automated Information Line (SAIL) at 1-800-343-2890.

Scudder Limited Term Tax Free Fund
--------------------------------------------------------------------------------
                                       Years Ended October 31,        For the
                                                                       Period
                                                                    February 15,
                                                                        1994
                                                                     (commence-
                                                                       ment of
                                                                     operations)
                                                                     to October
                                     1998     1997     1996     1995   31, 1994
--------------------------------------------------------------------------------
Net asset value, beginning of       ------------------------------------------
  period .........................  $12.12   $11.98   $12.01   $11.67   $12.00
                                    ------------------------------------------
Income from investment
  operations:
Net investment income ............     .50      .52      .53      .56      .38
Net realized and unrealized gain
  (loss) on investments ..........     .15      .16     (.02)     .34     (.33)
                                    ------------------------------------------
Total from investment operations .     .65      .68      .51      .90      .05
                                    ------------------------------------------
Less distributions from:
Net investment income ............    (.50)    (.52)    (.53)    (.56)    (.38)
Net realized gain on investment
  transactions ...................    (.01)    (.02)    (.01)      --       --
                                    ------------------------------------------
Total distributions ..............    (.51)    (.54)    (.54)    (.56)    (.38)
                                    ------------------------------------------
Net asset value, end of period ...  $12.26   $12.12   $11.98   $12.01   $11.67
------------------------------------------------------------------------------
Total Return (%) (a) .............    5.37     5.89     4.33     7.94      .44**
Ratios and Supplemental Data
Net assets, end of period
  ($ millions) ...................     129      117      124      122       68
Ratio of operating expenses, net
  to average daily net assets (%)      .75      .75      .63      .23       --
Ratio of operating expenses before
  expense reductions, to average
  daily net assets (%) ...........     .82      .83      .82      .85     1.29*
Ratio of net investment income to
  average daily net assets (%) ...    4.12     4.32     4.46     4.78     4.84*
Portfolio turnover rate (%) ......    23.2     17.8     37.7     37.5     36.3

*    Total returns would have been lower had certain expenses not been reduced.
*    Annualized
**   Not annualized
--------------------------------------------------------------------------------

Scudder Medium Term Tax Free Fund
--------------------------------------------------------------------------------

                                               Years Ended December 31,
                                       1998     1997     1996     1995       1994
----------------------------------------------------------------------------------
Net asset value, beginning of         --------------------------------------------
  period ...........................  $11.41   $11.15   $11.26   $10.39     $11.36
                                      --------------------------------------------
Income from investment operations:
Net investment income ..............     .52      .52      .53      .54        .53
Net realized and unrealized gain
  (loss) on investments ............     .11      .31     (.09)     .92       (.92)
                                      --------------------------------------------
Total from investment operations ...     .63      .83      .44     1.46       (.39)
                                      --------------------------------------------
Less distributions:
From net investment income .........    (.52)    (.52)    (.53)    (.54)      (.53)
From net realized gains on
  investments ......................    (.04)    (.05)    (.02)    (.05)      (.05)
                                      --------------------------------------------
Total distributions ................    (.56)    (.57)    (.55)    (.59)      (.58)
                                      --------------------------------------------
                                      --------------------------------------------
Net asset value, end of period .....  $11.48   $11.41   $11.15   $11.26     $10.39
----------------------------------------------------------------------------------
Total Return (%) ...................    5.58     7.69     4.02    14.32(a)   (3.50)(a)
Ratios and Supplemental Data
Net assets, end of period
  ($ millions) .....................     678      657      651      712        701
Ratio of operating expenses net,
  to average daily net assets (%) ..     .72      .74      .72      .70        .63
Ratio of operating expenses before
  expense reductions, to average
  daily net assets .................     .72      .74      .72      .72        .71
Ratio of net investment income to
  average daily net assets (%) .....    4.51     4.67     4.75     4.92       4.94
Portfolio turnover rate (%) ........   10.75     13.4     14.1     36.1       33.8

(a)   Total returns may have been lower had certain expenses not been reduced.
--------------------------------------------------------------------------------

Scudder Managed Municipal Bonds
--------------------------------------------------------------------------------
                                                 Years Ended December 31,
                                           1998    1997    1996    1995   1994
------------------------------------------------------------------------------
Net asset value, beginning of period ..   $9.13   $8.84   $8.94   $8.07  $9.09
                                         -------------------------------------
Income from investment operations:
Net investment income .................     .45     .46     .45     .48    .46
Net realized and unrealized gain
(loss) on
  investment transactions .............     .10     .34    (.10)    .87  (1.00)
                                         -------------------------------------
Total from investment operations ......     .55     .80     .35    1.35   (.54)
                                         -------------------------------------
Less distributions:
From net investment income ............    (.45)   (.46)   (.45)   (.48)  (.46)
From net realized gains on
  investment transactions .............    (.05)   (.05)     --      --   (.02)
                                         -------------------------------------
Total distributions ...................    (.50)   (.51)   (.45)   (.48)  (.48)
                                         -------------------------------------
                                         -------------------------------------
Net asset value, end of period ........   $9.18   $9.13   $8.84   $8.94  $8.07
------------------------------------------------------------------------------
Total Return (%) ......................    6.23    9.29    4.15   17.12  (6.04)
Ratios and Supplemental Data
Net assets, end of period ($ millions)      737     728     737     775    709
Ratio of operating expenses to
  average net assets (%) ..............     .62     .64     .63     .63    .63
Ratio of net investment income to
  average net assets (%) ..............    4.96    5.12    5.20    5.59   5.41
Portfolio turnover rate (%) ...........     8.6     9.8    12.2    17.8   33.7
--------------------------------------------------------------------------------

Scudder High Yield Tax Free Fund
--------------------------------------------------------------------------------

                                                   Years Ended December 31,
                                         1998     1997     1996       1995       1994
--------------------------------------------------------------------------------------
                                        ----------------------------------------------
Net asset value, beginning of period .  $12.78   $12.04   $12.19     $10.86     $12.55
                                        ----------------------------------------------
Income from investment operations:
Net investment income ................     .65      .67      .66        .68        .70
Net realized and unrealized gain
  (loss) on investment transactions ..     .15      .74     (.15)      1.37      (1.73)
                                        ----------------------------------------------
Total from investment operations .....     .80     1.41      .51       2.05      (1.03)
                                        ----------------------------------------------
Less distributions from net
  investment income ..................    (.65)    (.67)    (.66)      (.72)      (.66)
                                        ----------------------------------------------
Net asset value, end of period .......  $12.93   $12.78   $12.04     $12.19     $10.86
--------------------------------------------------------------------------------------
Total Return (%) .....................    6.38    12.04     4.43(a)   19.28(a)   (8.38)(a)
Ratios and Supplemental Data
Net assets, end of period
  ($ millions) .......................     432      337      293        304        260
Ratio of operating expenses, net to
  average daily net assets (%) .......     .84      .90      .91        .80        .80
Ratio of operating expenses before
  expense reductions, to average
  daily net assets (%) ...............     .84      .90      .95        .94        .97
Ratio of net investment income to
  average net assets (%) .............    5.03     5.43     5.59       5.77       6.01
Portfolio turnover rate (%) ..........   14.32     33.2     21.9       27.3       34.3

(a)   Total return would have been lower had certain expenses not been reduced.
--------------------------------------------------------------------------------

About Your Investment

Transaction information

Share price

Scudder Fund Accounting Corporation determines the net asset value per share of each fund as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. eastern time, on each day the New York Stock Exchange is open for trading.

Net asset value per share is calculated by dividing the value of total fund assets, less all liabilities, by the total number of shares outstanding. Market prices are used to determine the value of a fund's assets. If market prices are not readily available for a security or if a security's price is not considered to be market indicative, that security may be valued by another method that the Board or its delegate believes accurately reflects fair value. In those circumstances where a security's price is not considered to be market indicative, the security's valuation may differ from an available market quotation.

Processing time

All purchase and redemption requests received in good order at each fund's transfer agent by the close of regular trading on the New York Stock Exchange are executed at the net asset value per share calculated at the close of trading that day. All other requests that are in good order will be executed the following business day.

Signature guarantees

A signature guarantee is required when you sell more than $100,000 worth of shares. You can obtain a guarantee from most brokerage houses and financial institutions, although not from a notary public. Each fund will normally send redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check). For more information, please call 1-800-225-5163.

Purchase restrictions

Purchases and sales should be made for long-term investment purposes only. Each fund and Scudder Investor Services, Inc. each reserves the right to reject purchases of fund shares (including exchanges) for any reason, including when there is evidence of a pattern of frequent purchases and sales made in response to short-term fluctuations in a fund's share price.

Minimum balances

Generally, shareholders who maintain a non-fiduciary account balance of less than $2,500 in a fund and have not established an automatic investment plan will be assessed an annual $10.00 per fund charge; this fee is paid to the relevant fund. Each fund reserves the right, following 60 days written notice to shareholders, to redeem all shares in accounts that have a value below $1,000 where such a reduction in value has occurred due to a redemption, exchange or transfer out of the account.

Write-a-check

You may redeem shares of Scudder Limited Term Tax Free Fund and Scudder Medium Term Tax Free Fund by writing checks against your account for at least $100.

Third party transactions

If you buy and sell shares of the fund through a member of the National Association of Securities Dealers, Inc. (other than Scudder Investor Services, Inc.), that member may charge a fee for that service.

Buying and selling shares

Please refer to the following charts for information on how to buy and sell fund shares. Additional information, including special investment features, may be found in the Shareholder Services Guide. For information about No-Fee IRAs, Roth IRAs and other retirement options, call Scudder Investor Relations at 1-800-225-2470. For information on establishing 401(k) and 403(b) plans, call Scudder Defined Contribution Services at 1-800-323-6105.

Purchases

To open an account

The minimum initial investment is $2,500; $1,000 for IRAs. Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums -- see appropriate plan literature. Make checks payable to "The Scudder Funds."

--------------------------------------------------------------------------------
By Mail              Send your completed and signed application and check

                     by regular mail to:         The Scudder Funds
                                                 P.O. Box 2291
                                                 Boston, MA 02107-2291

                     or by express, registered,  The Scudder Funds
                     or certified mail to:       66 Brooks Drive
                                                 Braintree, MA 02184
--------------------------------------------------------------------------------
By Wire              Call 1-800-225-5163 for instructions.
--------------------------------------------------------------------------------
In Person            Visit one of our Investor Centers to complete your
                     application with the help of a Scudder representative.
                     Investor Centers are located in Boca Raton, Boston,
                     Chicago, New York and San Francisco.
--------------------------------------------------------------------------------

To buy additional shares

The minimum additional investment is $100; $50 for IRAs. Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums -- see appropriate plan literature. Make checks payable to "The Scudder Funds."

--------------------------------------------------------------------------------
By Mail              Send a check with a Scudder investment slip, or with a
                     letter of instruction including your account number
                     and the complete fund name, to the appropriate address
                     listed above.
--------------------------------------------------------------------------------
By Wire              Call 1-800-225-5163 for instructions.
--------------------------------------------------------------------------------
In Person            Visit one of our Investor Centers to make an additional
                     investment in your Scudder fund account. Investor
                     Center locations are listed above.
--------------------------------------------------------------------------------
By Telephone         Call 1-800-225-5163 for instructions.
--------------------------------------------------------------------------------
By Automatic         You may arrange to make investments of $50 or more on a
Investment Plan      regular basis through automatic deductions from your bank
                     checking account. Please call 1-800-225-5163 for more
                     information and an enrollment form.
--------------------------------------------------------------------------------

Exchanges and redemptions

To exchange shares

The minimum investments are $2,500 to establish a new account and $100 to exchange among existing accounts.

--------------------------------------------------------------------------------
By               To speak with a service representative, call 1-800-225-5163
Telephone        from 8 a.m. to 8 p.m. eastern time. To access SAIL(TM), the
                 Scudder Automated Information Line, call 1-800-343-2890
                 (24 hours a day).
--------------------------------------------------------------------------------
By Mail or Fax   Print or type your instructions and include:
                   - the name of the fund and the account number you are
                     exchanging from;
                   - your name(s) and address as they appear on your account;
                   - the dollar amount or number of shares you wish to exchange;
                   - the name of the fund you are exchanging into;
                   - your signature(s) as it appears on your account; and
                   - a daytime telephone number.

                 Send your instructions      The Scudder Funds
                 by regular mail to:         P.O. Box 2291
                                             Boston, MA 02107-2291

                 or by express, registered,  The Scudder Funds
                 or certified mail to:       66 Brooks Drive
                                             Braintree, MA 02184

                 or by fax to:               1-800-821-6234
--------------------------------------------------------------------------------

To sell shares
--------------------------------------------------------------------------------
By               To speak with a service representative, call 1-800-225-5163
Telephone        from 8 a.m. to 8 p.m. eastern time. To access SAIL(TM), the
                 Scudder Automated Information Line, call 1-800-343-2890 (24 hours a day). You may have redemption proceeds sent to your predesignated bank account, or redemption proceeds of up to
                 $100,000 sent to your address of record.
--------------------------------------------------------------------------------
By Mail          Send your instructions for redemption to the appropriate
or Fax           address or fax number above and include:
                   - the name of the fund and class and account number you are redeeming from;
                   - your name(s) and address as they appear on your account;
                   - the dollar amount or number of shares you wish to redeem;
                   - your signature(s) as it appears on your account; and
                   - a daytime telephone number.
--------------------------------------------------------------------------------
Write-a-check    You may redeem shares of Scudder Limited Term Tax Free Fund and Scudder Medium Term Tax Free Fund by writing checks
                 against your account balance for at least $100, but not more than $5,000,000.
--------------------------------------------------------------------------------
By Automatic     You may arrange to receive automatic cash payments
Withdrawal Plan  periodically. Call 1-800-225-5163 for more information and an enrollment form.
--------------------------------------------------------------------------------

Investment products and services

The Scudder Family of Funds[
--------------------------------------------------------------------------------

Money Market
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series --
    Prime Reserve Shares*
    Premium Shares*
    Managed Shares*
  Scudder Government Money Market Series -- Managed Shares*

Tax Free Money Market+
  Scudder Tax Free Money Fund
  Scudder Tax Free Money Market Series -- Managed Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder Corporate Bond Fund
  Scudder High Yield Bond Fund

Global Income
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
  Scudder Balanced Fund
  Scudder Dividend & Growth Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund
  Scudder Real Estate Investment Fund

U.S. Growth
  Value
    Scudder Large Company Value Fund
    Scudder Value Fund***
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund
  Growth
    Scudder Classic Growth Fund***
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Equity
  Worldwide
    Scudder Global Fund
    Scudder International Value Fund
    Scudder International Growth and Income Fund
    Scudder International Fund++
    Scudder International Growth Fund
    Scudder Global Discovery Fund***
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund
  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Industry Sector Funds
  Choice Series
    Scudder Financial Services Fund
    Scudder Health Care Fund
    Scudder Technology Fund

Preferred Series
  Scudder Tax Managed Growth Fund
  Scudder Tax Managed Small Company Fund

Retirement Programs and Education Accounts
--------------------------------------------------------------------------------

Retirement Programs                     Education Accounts
-------------------                     ------------------
Traditional IRA                         Education IRA
Roth IRA                                UGMA/UTMA
SEP-IRA
Keogh Plan
401(k), 403(b) Plans
Variable Annuities
  Scudder Horizon Plan**[[
  Scudder Horizon Advantage**[[[

Closed-End Funds#
--------------------------------------------------------------------------------
The Argentina Fund, Inc.
The Brazil Fund, Inc.
The Korea Fund, Inc.
Montgomery Street Income Securities, Inc.
Scudder Global High Income Fund, Inc.
Scudder New Asia Fund, Inc.
Scudder New Europe Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money.

-----------
[ Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds or classes thereof may not be available for purchase or exchange.

+ A portion of the income from the tax-free funds may be subject to federal, state, and local taxes.

*     A class of shares of the fund.

**    Not available in all states.

*** Only the Scudder Shares of the fund are part of the Scudder Family of Funds.

++ Only the International Shares of the fund are part of the Scudder Family of Funds.

[[ A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470.

[[[ A no-load variable annuity contract issued by Glenbrook Life and Annuity Company and underwritten by Allstate Financial Services, Inc., sold by Scudder's insurance agencies, 1-800-225-2470.

# These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various other stock exchanges.

Trustees and Officers
--------------------------------------------------------------------------------

Daniel Pierce*
   President and Trustee

Henry P. Becton, Jr.
   Trustee; President
   and General Manager,
   WGBH Educational Foundation

Dawn-Marie Driscoll
   Trustee; Executive Fellow,
   Center for Business Ethics,
   Bentley College;
   President, Driscoll Associates

Peter B. Freeman
   Trustee; Corporate Director
   and Trustee

George M. Lovejoy, Jr.
   Trustee; President and Director,
   Fifty Associates

Wesley W. Marple, Jr.
   Trustee; Professor of
   Business Administration,
   Northeastern University
   College of Business Administration

Kathryn L. Quirk*
   Trustee; Vice President
   and Assistant Secretary

Jean C. Tempel
   Trustee; Managing Partner,
   Technology Equity Partners

Philip G. Condon*
   Vice President(1)

Ashton P. Goodfield*
   Vice President(2)

Thomas W. Joseph*
   Vice President

Ann M. McCreary*
   Vice President

Thomas F. McDonough*
   Vice President and Secretary

John R. Hebble*
   Treasurer

Caroline Pearson*
   Assistant Secretary

-----------
(1)  Scudder Municipal Trust
(2)  Scudder Tax Free Trust
Both trusts unless otherwise indicated.
* Scudder Kemper Investments, Inc.

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Additional information about each fund may be found in the Statement of Additional Information, the Shareholder Services Guide and in shareholder reports. Shareholder inquiries may be made by calling the toll-free number listed below. The Statement of Additional Information contains more information on fund investments and operations. The Shareholder Services Guide contains more information about purchases and sales of fund shares. The semiannual and annual shareholder reports contain a discussion of the market conditions and the investment strategies that significantly affected a fund's performance during the last fiscal year, as well as a listing of portfolio holdings and financial statements. These and other fund documents may be obtained without charge from the following sources:

--------------------------------------------------------------------------------
By Telephone       Call Scudder Investor Relations at 1-800-225-2470
                   or
                   For existing Scudder investors, call the Scudder Automated
                   Information Line (SAIL) at 1-800-343-2890 (24 hours a day).
--------------------------------------------------------------------------------
By Mail            Scudder Investor Services, Inc.
                   Two International Place
                   Boston, MA 02110-4103
                   or
                   Public Reference Section
                   Securities and Exchange Commission
                   Washington, D.C. 20549-6009
                   (a duplication fee is charged)
--------------------------------------------------------------------------------
In Person          Public Reference Room
                   Securities and Exchange Commission
                   Washington, D.C.
                   (Call 1-800-SEC-0330 for more information.)
--------------------------------------------------------------------------------
By Internet        http://www.sec.gov
                   http://www.scudder.com
--------------------------------------------------------------------------------

The Statement of Additional Information is incorporated by reference into this prospectus (is legally a part of this prospectus).

Scudder Tax Free Trust Investment Company Act file number: 811-632

Scudder Municipal Trust Investment Company Act file number: 811-2671


[PRINTED WITH SOY INK LOGO]  [RECYCLE LOGO] Printed on recycled paper
75-2-39
PR008399

                       SCUDDER LIMITED TERM TAX FREE FUND

                       A series of Scudder Tax Free Trust


    (A Series of a No-Load (No Sales Charges) Diversified Investment Company Which Seeks to Provide as High Level of Income Exempt From Regular Federal
     Income Tax as is Consistent With a High Degree of Principal Stability)


                                       and

                        SCUDDER MEDIUM TERM TAX FREE FUND

                       A series of Scudder Tax Free Trust


    (A Series of a No-Load Diversified Investment Company Specializing in the Management of a Portfolio Primarily of High-Grade, Intermediate-Term Municipal
    Securities Exempt From Federal Income Taxes, with an Emphasis on Limited
                             Principal Fluctuation)


                                       and

                         SCUDDER MANAGED MUNICIPAL BONDS

                       A series of Scudder Municipal Trust


    (A Series of a No-Load Diversified Investment Company Specializing in the
          Management of a Portfolio of Primarily High-Grade, Long-Term
                             Municipal Securities)


                                       and

                        SCUDDER HIGH YIELD TAX FREE FUND

                       A series of Scudder Municipal Trust


    (A Series of a No-Load Diversified Investment Company Specializing in the
     Management of a Municipal Bond Portfolio of Primarily Investment-Grade
                             Municipal Securities)


--------------------------------------------------------------------------------


                       STATEMENT OF ADDITIONAL INFORMATION

                                  March 1, 1999


--------------------------------------------------------------------------------

This combined Statement of Additional Information is not a prospectus. The combined prospectus of Scudder Limited Term Tax Free Fund, Scudder Medium Term Tax Free Fund, Scudder Managed Municipal Bonds and Scudder High Yield Tax Free Fund, dated March 1, 1999, as amended from time to time, may be obtained by writing without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.

The Annual Reports to Shareholders of Scudder Limited Term Tax Free Fund dated October 31, 1998; and for Scudder Medium Term Tax Free Fund, Scudder Managed Municipal Bonds and Scudder High Yield Tax Free Fund dated December 31, 1998, are incorporated by reference and are hereby deemed to be part of this Statement of Additional Information.

                                TABLE OF CONTENTS
                                                                            Page

THE FUNDS AND THEIR OBJECTIVES.................................................1
     General Investment Objectives and Policies of Scudder Limited Term Tax
        Free Fund..............................................................1
     General Investment Objectives and Policies of Scudder Medium Term Tax Free
        Fund...................................................................2
     General Investment Objectives and Policies of Scudder Managed Municipal
        Bonds..................................................................3
     General Investment Objectives and Policies of Scudder High Yield Tax Free
        Fund...................................................................4
     Risk Factors..............................................................5
     Master/Feeder Structure...................................................6
     Investments and Investment Techniques Common to the Funds.................6
     Trustees' Power to Change Objectives and Policies........................17
     Investment Restrictions..................................................17


PURCHASES.....................................................................18
     Additional Information About Opening an Account..........................18
     Minimum balances.........................................................18
     Additional Information About Making Subsequent Investments...............19
     Checks...................................................................19
     Wire Transfer of Federal Funds...........................................19
     Additional Information About Making Subsequent Investments by QuickBuy...20
     Share Price..............................................................20
     Share Certificates.......................................................20
     Other Information........................................................20


EXCHANGES AND REDEMPTIONS.....................................................21
     Exchanges................................................................21
     Redemption by Telephone..................................................22
     Redemption By QuickSell..................................................22
     Redemption by Mail or Fax................................................23
     Redemption by Write-A-Check..............................................23
     Other Information........................................................23

FEATURES AND SERVICES OFFERED BY THE FUNDS....................................24
     The Pure No-Load(TM) Concept.............................................24
     Internet Access..........................................................25
     Dividend and Capital Gain Distribution Options...........................25
     Scudder Investor Centers.................................................26
     Reports to Shareholders..................................................26
     Diversification..........................................................26
     Transaction Summaries....................................................26

THE SCUDDER FAMILY OF FUNDS...................................................26

SPECIAL PLAN ACCOUNTS.........................................................31
     Automatic Withdrawal Plan................................................31
     Cash Management System -- Group Sub-Accounting Plan for Trust Accounts,
        Nominees and Corporations.............................................31
     Automatic Investment Plan................................................32
     Uniform Transfers/Gifts to Minors Act....................................32

DIVIDENDS.....................................................................32


PERFORMANCE INFORMATION.......................................................32
     Tax-Exempt Income vs. Taxable Income.....................................35
     Comparison of Fund Performance...........................................36


ORGANIZATION OF THE FUNDS.....................................................39

                          TABLE OF CONTENTS (contents)
                                                                            Page

INVESTMENT ADVISER............................................................40
     Personal Investments by Employees of the Adviser.........................44

TRUSTEES AND OFFICERS.........................................................44

REMUNERATION..................................................................47
     Responsibilities of the Board -- Board and Committee Meetings............47
     Compensation of Officers and Trustees....................................47

DISTRIBUTOR...................................................................48

TAXES.........................................................................49

PORTFOLIO TRANSACTIONS........................................................52
     Brokerage Commissions....................................................52
     Portfolio Turnover.......................................................53

NET ASSET VALUE...............................................................53


ADDITIONAL INFORMATION........................................................54
     Experts..................................................................54
     Shareholder Indemnification..............................................54
     Ratings of Municipal Obligations.........................................54
     Commercial Paper Ratings.................................................55
     Glossary.................................................................56
     Other Information........................................................57


FINANCIAL STATEMENTS..........................................................58
     Scudder Limited Term Tax Free Fund.......................................58
     Scudder Medium Term Tax Free Fund........................................59
     Scudder Managed Municipal Bonds..........................................59
     Scudder High Yield Tax Free Fund.........................................59

                         THE FUNDS AND THEIR OBJECTIVES

 (See "Scudder Limited Term Tax Free Fund -- Investment Objective" "Investment
                       Strategy" and "Other Investments"
    "Scudder Medium Term Tax Free Fund -- Investment Objective" "Investment
                       Strategy" and "Other Investments,"
     "Scudder Managed Municipal Bonds -- Investment Objective" "Investment
                       Strategy" and "Other Investments,"
     "Scudder High Yield Tax Free Fund -- Investment Objective" "Investment
                       Strategy" and "Other Investments"
                           in the Funds' prospectus.)


      Scudder Tax Free Trust, the Massachusetts business trust of which Scudder Limited Term Tax Free Fund and Scudder Medium Term Tax Free Fund are series, is referred to herein as "STFT." Scudder Limited Term Tax Free Fund, a series of STFT, sometimes is referred to herein as "SLTTFF." Scudder Medium Term Tax Free Fund, a series of STFT, sometimes is referred to herein as "SMTTFF." Scudder Municipal Trust, the Massachusetts business trust of which Scudder Managed Municipal Bonds and Scudder High Yield Tax Free Fund are series, is referred to herein as "SMT." Scudder Managed Municipal Bonds, a series of SMT, sometimes is referred to herein as "SMMB." Scudder High Yield Tax Free Fund, a series of SMT, is sometimes referred to herein as "SHYTFF." SLTTFF, SMTTFF, SMMB and SHYTFF sometimes are referred to individually as a "Fund" and jointly as "the Funds."

      Descriptions in this Statement of Additional Information of a particular investment practice or technique in which the Funds may engage (such as short selling, hedging, etc.) or a financial instrument in which the Funds may purchase (such as options, forward foreign currency contracts, etc.) are meant to describe the spectrum of investments that Scudder Kemper Investments, Inc. (the "Adviser"), in its discretion, might, but is not required to, use in managing a Fund's portfolio assets. The Adviser may, in its discretion, at any time employ such practice, technique or instrument for one or more funds but not for all fund advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of a Fund but, to the extent employed, could from time to time have a material impact on that Fund's performance.


General Investment Objectives and Policies of Scudder Limited Term Tax Free Fund

      Scudder Limited Term Tax Free Fund, a diversified series of Scudder Tax Free Trust, seeks to provide as high a level of income exempt from regular federal income tax as is consistent with a high degree of principal stability. In pursuing this goal, the Fund maintains a diversified portfolio of shorter-term, high-grade municipal debt securities with a dollar-weighted average effective maturity of between one and five years. Within this limitation, the Fund may not purchase individual securities with effective maturities greater than 10 years at the time of purchase or issuance, whichever is later. To the extent the Fund invests in higher-grade securities, it will be unable to avail itself of opportunities for higher income which may be available with lower-grade investments.

      The Fund's price and yield can fluctuate daily in response to changing bond market conditions.

SLTTFF Investments. The Fund invests in municipal securities that are debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their subdivisions, agencies and instrumentalities, the interest on which is, in the opinion of bond counsel, exempt from regular federal income tax. These securities include municipal notes, which are generally used to provide short-term capital needs and have maturities of one year or less. Municipal notes include tax anticipation notes, revenue anticipation notes, bond anticipation notes and construction loan notes.

      The Fund may also invest in municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued. Municipal bonds include general obligation bonds which are secured by the issuer's pledge of its faith, credit and taxing power for payment of principal and interest, revenue bonds, industrial development and other private activity bonds.

      The Fund purchases securities that it believes are attractive and competitive values in terms of quality, yield and the relationship of current price to maturity value. However, recognizing the dynamics of municipal obligation prices in response to changes in general economic conditions, fiscal and monetary policies, interest rate levels and market forces such as supply and demand for various issues, the Adviser, subject to the Trustees' supervision, performs credit analysis and manages the Fund's portfolio continuously, attempting to take advantage of opportunities to improve total return, which is a combination of income and principal performance over the long term.

      For federal income tax purposes, the income earned from municipal securities may be entirely tax-free, taxable or subject to only the alternative minimum tax. However, the Fund has no current intention of investing in municipal securities whose interest income is taxable or AMT bonds.

      Normally, the Fund invests at least 65% of its net assets in municipal securities which are rated within the three highest quality rating categories of Moody's (Aaa, Aa and A), S&P or Fitch (AAA, AA and A) or their equivalents, or if unrated, judged by the Adviser to be of comparable quality at the time of purchase. The Fund will not invest in any debt security rated lower than Baa by Moody's, BBB by S&P or Fitch or of equivalent quality as determined by the Adviser. The Fund may, however, invest in a debt security so rated by one rating agency even though the security may be rated lower by one or more of the other agencies.

      Securities must also meet credit standards applied by the Adviser. Should the rating of a portfolio security be downgraded after being purchased by the Fund, the Adviser will determine whether it is in the best interest of the Fund to retain or dispose of the security.

      It is a fundamental policy, which may not be changed without a vote of shareholders, that at least 80% of the Fund's total assets will normally be invested in municipal securities and, under normal market conditions, the Fund expects to invest 100% of its portfolio securities in municipal securities. However, for temporary defensive purposes or if an unusual disparity between after-tax income on taxable and municipal securities makes it advisable, up to 20% of the Fund's assets may be held in cash or invested in short-term taxable investments, including U.S. Government obligations and money market instruments. The Fund may temporarily invest more than 20% of its assets in taxable securities during periods which, in the Adviser's opinion, require a defensive position. A portion of the Fund's income may be subject to regular federal, state and local income taxes. It is impossible to predict how long such alternative strategies may be utilized.

      The Fund may also invest in third party puts, municipal lease obligations, variable rate demand instruments and when-issued or forward delivery securities, may purchase warrants to purchase debt securities, may enter into repurchase agreements and may also engage in strategic transactions.

General Investment Objectives and Policies of Scudder Medium Term Tax Free Fund

      Scudder Medium Term Tax Free Fund, a diversified series of Scudder Tax Free Trust, seeks to provide a high level of income free from regular federal income taxes and to limit principal fluctuation. The Fund is designed for investors seeking a higher level of federally tax-free income than normally provided by tax-free money market or other short-term investments, and more price stability than investments in long-term municipal bonds.

      The Fund will invest primarily in high-grade, intermediate-term municipal bonds. The dollar-weighted average effective maturity of the Fund's portfolio will range between five and 10 years. Within this limitation, the Fund may not purchase individual securities with effective maturities greater than 15 years. To the extent the Fund invests in high-grade securities, it will be unable to avail itself of opportunities for higher income which may be available with lower-grade investments.

SMTTFF Investments. The municipal securities in which the Fund may invest are debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. Such municipal securities include municipal notes, which are generally used to provide short-term capital needs and have maturities of one year or less. Municipal notes include tax anticipation notes, revenue anticipation notes, bond anticipation notes and construction loan notes.

      The Fund may also invest in municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued. Municipal bonds include general obligation bonds which are secured by the issuer's pledge of its faith, credit and taxing power for payment of principal and interest, revenue bonds, prerefunded bonds, industrial development and other private activity bonds. The Fund may also invest in variable rate demand instruments.

      The Fund may invest more than 25% of its assets in industrial development or other private activity bonds, subject to the Fund's fundamental investment policies, and also subject to the Fund's current intention not to invest in municipal securities whose investment income is taxable or AMT bonds. For purposes of the Fund's investment limitation regarding concentration of investments in any one industry, industrial development or other private activity, bonds ultimately payable by companies within the same industry will be considered as if they were issued by issuers in the same industry.

      Normally, the Fund invests at least 65% of its net assets in municipal bonds which are rated within the three highest quality rating categories of Moody's (Aaa, Aa and A), S&P or Fitch (AAA, AA and A) or their equivalents, or if unrated, judged by the Adviser to be of comparable quality at the time of purchase. The Fund will not invest in any debt security rated lower than Baa by Moody's, BBB by S&P or Fitch or of equivalent quality as determined by the Adviser. The Fund may, however, invest in a debt security so rated by one rating agency even though the security may be rated lower by one or more of the other agencies.

      Securities must also meet credit standards applied by the Adviser. Should the rating of a portfolio security be downgraded after being purchased by the Fund, the Adviser will determine whether it is in the best interest of the Fund to retain or dispose of the security.

      At least 80% of the Fund's total assets will normally be invested in municipal bonds and, under normal market conditions, the Fund expects to invest 100% of its portfolio securities in municipal securities. However, for temporary defensive purposes or if an unusual disparity between after-tax income on taxable and municipal securities makes it advisable, up to 20% of the Fund's assets may be held in cash or invested in short-term taxable investments, including U.S. Government obligations and money market instruments. The Fund may temporarily invest more than 20% of its assets in taxable securities during periods which, in the Adviser's opinion, require a defensive position. A portion of the Fund's income may be subject to regular federal, state and local income taxes. It is impossible to predict how long such alternative strategies may be utilized.

      The Fund may also invest in stand-by commitments and other puts, repurchase agreements, reverse repurchase agreements, municipal lease obligations, variable rate demand instruments and when-issued or forward delivery securities, may purchase warrants to purchase debt securities, and may also engage in strategic transactions.

General Investment Objectives and Policies of Scudder Managed Municipal Bonds

      Scudder Managed Municipal Bonds, a diversified series of Scudder Municipal Trust, seeks to provide income exempt from regular federal income tax primarily through investments in high-grade, long-term municipal securities.

      The Fund attempts to take advantage of opportunities in the market caused by such factors as temporary yield disparities among individual issues or classes of securities in an effort to achieve better capital performance than that of an unmanaged portfolio of municipal bonds.

      All income distributed by the Fund is expected to be exempt from federal income taxes, but income may be subject to state and local income taxes. Ordinarily, the Fund expects that 100% of its portfolio securities will be in federally tax-exempt securities although a small portion of its income may be subject to regular federal or alternative minimum tax.

SMMB Investments. It is a fundamental policy, which may not be changed without a vote of shareholders, that at least 80% of the Fund's net assets will normally be invested in municipal bonds. Under normal market conditions, the Fund expects to invest 100% of its portfolio in municipal securities. The Fund has the flexibility to invest in municipal securities with short-, medium- and long-term maturities. During recent years, its portfolio has been invested primarily in long-term municipal bonds.

      The municipal securities in which the Fund may invest are issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their subdivisions, agencies and instrumentalities. The interest on these securities is exempt from regular federal income tax. These municipal securities include municipal notes, which are generally used to provide short-term capital needs and have maturities of one year or less. Municipal notes include tax anticipation notes, revenue anticipation notes, bond anticipation notes and construction loan notes. The Fund may also invest in municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued.

      Municipal bonds include: general obligation bonds, which are secured by the issuer's pledge of its faith, credit and taxing power for payment of principal and interest; revenue bonds; prerefunded bonds; industrial development and pollution control bonds. The Fund may also invest in other municipal securities such as variable rate demand instruments.

      The Fund may invest more than 25% of its assets in industrial development or other private activity bonds, subject to the Fund's fundamental investment policies, and also subject to the Fund's 20% limitation on investing in municipal securities whose investment income is taxable or AMT bonds and the Fund's current intention not to invest in municipal securities whose investment income is subject to regular federal income tax. For purposes of the Fund's investment limitation regarding concentration of investments in any one industry, industrial development or other private activity bonds ultimately payable by companies within the same industry will be considered as if they were issued by issuers in the same industry.

      Normally, the Fund invests at least 65% of its net assets in securities rated, or issued by an issuer rated, within the three highest quality rating categories of Moody's (Aaa, Aa and A), S&P or Fitch (AAA, AA and A) or their equivalents, or if unrated, judged by the Adviser, to be of comparable quality at the time of purchase. The Fund may invest up to 10% of its assets in debt securities rated lower than Baa by Moody's, BBB by S&P or Fitch or of equivalent quality as determined by the Adviser, but will not purchase bonds rated below B by Moody's, S&P or Fitch, or their equivalent. Unrated obligations will be purchased only if they are considered to be of a quality comparable to obligations rated as described above and are readily marketable. Securities must also meet credit standards applied by the Adviser. Should the rating of a portfolio security be downgraded after being purchased by the Fund, the Adviser will determine whether it is in the best interest of the Fund to retain or dispose of the security. For temporary defensive purposes or if an unusual disparity between after-tax income on taxable and municipal securities makes it advisable, up to 20% of the Fund's assets may be held in cash or invested in short-term taxable investments, including U.S. Government obligations and money market instruments. The Fund may invest more than 20% of its assets in taxable securities to meet temporary liquidity requirements. It is impossible to predict how long such alternative strategies may be utilized.

      The Fund may also invest in stand-by commitments and other puts, repurchase agreements, municipal lease obligations, variable rate demand instruments and when-issued or forward delivery securities, may purchase warrants to purchase debt securities, and may also engage in strategic transactions.

General Investment Objectives and Policies of Scudder High Yield Tax Free Fund

      Scudder High Yield Tax Free Fund, a diversified series of Scudder Municipal Trust, seeks to provide a high level of income, exempt from regular federal income tax, from an actively managed portfolio consisting primarily of investment-grade municipal securities.

      The Fund will invest at least 50% of its assets in municipal bonds rated, at the time of purchase, within the four highest quality rating categories of Moody's (Aaa, Aa, A or Baa), S&P or Fitch (AAA, AA, A or BBB), or their equivalents as determined by the Adviser. The Fund may invest, however, up to 50% of its total assets in bonds rated below Baa by Moody's or below BBB by S&P or Fitch, or unrated securities considered to be of equivalent quality. The Fund may not invest in bonds rated below B by Moody's, S&P or Fitch, or their equivalent. Should the rating of a portfolio security be downgraded after being purchased by the Fund, the Adviser will determine whether it is in the best interest of the Fund to retain or dispose of the security.


      During the fiscal year ended December 31, 1998, the average monthly dollar-weighted market value of the bonds in the Fund's portfolio was rated as follows: 35% AAA, 11% AA, 10% A, 22% BBB, 22% not rated or below BBB. The bonds are rated by Moody's, S&P, or of equivalent quality as determined by the Adviser. A large portion of the Fund's bond holdings may trade at substantial discounts from face value.


High quality bonds, those within the two highest quality rating categories, characteristically have a strong capacity to pay interest and repay principal. Medium-grade bonds, those within the next two such categories, are defined as having adequate capacity to pay interest and repay principal. Lower-grade bonds (so-called "junk bonds"), those rated below Baa by Moody's or BBB by S&P or Fitch, involve greater price variability and a higher degree of speculation with respect to the payment of principal and interest. Although some have produced higher yields in the past than the investment-grade bonds in which the Fund primarily invests, lower-grade bonds are considered to be predominantly speculative and, therefore, carry greater risk.

      The Fund expects to invest primarily in medium-grade bonds. For temporary defensive purposes, the Fund may vary from its investment policies during periods when the Adviser determines that it is advisable to do so because of conditions in the securities markets or other economic or political conditions. During such periods the Fund may temporarily invest up to 100% of its assets in high-quality municipal securities and high-quality short-term tax-exempt or taxable instruments. It is impossible to accurately predict how long such alternative strategies may be utilized.

SHYTFF Investments. It is a fundamental policy, which may not be changed without a vote of shareholders, that at least 80% of the Fund's net assets will normally be invested in municipal securities. Under normal market conditions, the Fund expects to invest 100% of its portfolio assets in municipal securities, the interest income from which is, in the opinion of bond counsel, free from regular federal income tax. These municipal securities are debt obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their subdivisions, agencies and instrumentalities. Such municipal securities include municipal notes, which are generally used to provide short-term capital needs, and have maturities of one year or less. Municipal notes include tax anticipation notes, revenue anticipation notes and construction loan notes.

      The Fund may also invest in municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued. Municipal bonds include general obligation bonds, revenue bonds, prerefunded bonds, industrial development and pollution control bonds. General obligation bonds and notes are secured by the issuer's pledge of its full faith, credit and taxing power for payment of principal and interest. Revenue bonds and notes are generally paid from the revenues of a particular facility or a specific excise tax or other revenue source. The Fund may also invest in other municipal securities such as variable rate demand instruments. The Fund may invest more than 25% of its assets in industrial development or other private activity bonds, subject to the Fund's fundamental investment policies, and also subject to the Fund's 20% limitation on investing in AMT bonds and the Fund's current intention not to invest in municipal securities whose investment income is subject to regular federal income tax. For purposes of the Fund's investment limitation regarding concentration of investments in any one industry, industrial development or other private activity bonds ultimately payable by companies within the same industry will be considered as if they were issued by issuers in the same industry.

      Under normal market conditions, the Fund expects to invest principally in municipal securities with long-term maturities (i.e., more than 10 years). The Fund has the flexibility, however, to invest in municipal securities with short-and medium-term maturities as well. The Fund may invest more than 20% of its total assets in taxable securities to meet temporary liquidity requirements.

      The Fund may also invest in stand-by commitments and other puts, repurchase agreements, municipal lease obligations, variable rate demand instruments and when-issued or forward delivery securities and may also engage in strategic transactions.

      The Fund's distributions from interest on certain municipal securities may be subject to the alternative minimum tax depending upon investors' particular situations. However, no more than 20% of the Fund's net assets will normally be invested in municipal securities whose interest income, when distributed to shareholders, is subject to the individual alternative minimum tax. In addition, state and local taxes may apply, depending on your state tax laws.

Risk Factors

High Yield, High Risk Securities. Below investment-grade securities (rated Ba and lower by Moody's and BB and lower by S&P) or unrated securities of equivalent quality, in which the Fund may invest carry a high degree of risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk of principal and income, and may be less liquid, than securities in the higher rating categories and are considered speculative. The lower the ratings of such debt securities, the greater their risks. See the Appendix to this Statement of Additional Information for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.

      Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. During an economic downturn or period of rising interest rates, highly leveraged issues may experience financial stress which could adversely affect their ability to service their principal and interest payment obligations. Prices and yields of high yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high yield securities may adversely affect a Fund's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

      The trading market for high yield securities may be thin to the extent that there is no established retail secondary market or because of a decline in the value of such securities. A thin trading market may limit the ability of a Fund to accurately value high yield securities in the Fund's portfolio and to dispose of those securities. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities. These securities may also involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.

      Credit quality in the high yield securities market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, it is the policy of the Adviser not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of a Fund's investment objective by investment in such securities may be more dependent on the Adviser's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded, the Adviser will determine whether it is in the best interest of the Fund to retain or dispose of such security.

      Prices for below investment-grade securities may be affected by legislative and regulatory developments. For example, federal rules require savings and loan institutions to gradually reduce their holdings of this type of security. Also, Congress has from time to time considered legislation which would restrict or eliminate the corporate tax deduction for interest payments in these securities and regulate corporate restructurings. Such legislation may significantly depress the prices of outstanding securities of this type. For more information regarding tax issues related to high yield securities, see "TAXES."

Master/Feeder Structure

      The Board of Trustees has the discretion to retain the current distribution arrangement for the Fund while investing in a master fund in a master/feeder structure as described below.

      A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

Investments and Investment Techniques Common to the Funds

      As discussed below, the following description of investments and investment techniques is applicable to more than one of the Funds.

Municipal Securities. Municipal Securities are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities to obtain funds for various public purposes. The interest on these obligations is generally exempt from federal income tax in the hands of most investors, except for the possible applicability of the alternative minimum tax. The two principal classifications of municipal securities are "Notes" and "Bonds."

      1. Municipal Notes. Municipal Notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Municipal notes include: Tax Anticipation Notes; Revenue Anticipation Notes; Bond Anticipation Notes; and Construction Loan Notes.

      Tax anticipation notes are sold to finance working capital needs of municipalities. They are generally payable from specific tax revenues expected to be received at a future date. Revenue anticipation notes are issued in expectation of receipt of other types of revenue such as Federal revenues available under the Federal Revenue Sharing Program. Tax anticipation notes and revenue anticipation notes are generally issued in anticipation of various seasonal revenues such as income, sales, use, and business taxes. Bond anticipation notes are sold to provide interim financing. These notes are generally issued in anticipation of long-term financing in the market. In most cases, these monies provide for the repayment of the notes. Construction loan notes are sold to provide construction financing. After the projects are successfully completed and accepted, many projects receive permanent financing through the Federal Housing

Administration under "Fannie Mae" (the Federal National Mortgage Association) or "Ginnie Mae" (the Government National Mortgage Association). There are, of course, a number of other types of notes issued for different purposes and secured differently from those described above.

      2. Municipal Bonds. Municipal bonds, which meet longer term capital needs and generally have maturities of more than one year when issued, have two principal classifications: "General Obligation" Bonds and "Revenue" Bonds.

      Issuers of General Obligation Bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of General Obligation Bonds is the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate or amount or special assessments.

      The principal security for a Revenue Bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue Bonds have been issued to fund a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may also be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations.

      Industrial Development and Pollution Control Bonds (which are types of private activity bonds), although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user. Under federal tax legislation, certain types of Industrial Development Bonds and Pollution Control Bonds may no longer be issued on a tax-exempt basis, although previously-issued bonds of these types and certain refundings of such bonds are not affected. Each Fund, with the exception of SLTTFF, may invest more than 25% of its assets in industrial development or other private activity bonds, subject to each Fund's fundamental investment policies, and also subject to each Fund's current intention not to invest in municipal securities whose investment income is taxable or AMT bonds, or in the case of SHYTFF, subject to the Fund's 20% limitation on investing in AMT bonds. For the purposes of each Fund's investment limitation regarding concentration of investments in any one industry, industrial development or other private activity bonds ultimately payable by companies within the same industry will be considered as if they were issued by issuers in the same industry.

      3. Municipal Lease Obligations and Participation Interests. A municipal lease obligation may take the form of a lease, installment purchase contract or conditional sales contract which is issued by a state or local government and authorities to acquire land, equipment and facilities. Income from such obligations is generally exempt from state and local taxes in the state of issuance. Municipal lease obligations frequently involve special risks not normally associated with general obligations or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title in the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event the issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of nonappropriation or foreclosure might prove difficult, time consuming and costly, and result in a delay in recovery or the failure to fully recover the Fund's original investment.

      Participation interests represent undivided interests in municipal leases, installment purchase contracts, conditional sales contracts or other instruments. These are typically issued by a trust or other entity which has received an assignment of the payments to be made by the state or political subdivision under such leases or contracts.

      Certain municipal lease obligations and participation interests may be deemed illiquid for the purpose of the Fund's limitation on investments in illiquid securities. Other municipal lease obligations and participation interests acquired by the Fund may be determined by the Adviser to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations and participation interests, the Adviser will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades or quotes for the obligation; and (4) the nature of the marketplace in which the security trades. In addition, the Adviser will consider factors unique to particular lease obligations and participation interests affecting the marketability thereof. These include the general creditworthiness of the issuer, the importance to the issuer of the property covered by the lease and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by the Fund.

      The Fund may purchase participation interests in municipal lease obligations held by a commercial bank or other financial institution. Such participations provide the Fund with the right to a pro rata undivided interest in the underlying municipal lease obligations. In addition, such participations generally provide the Fund with the right to demand payment, on not more than seven days' notice, of all or any part of the Fund's participation interest in the underlying municipal lease obligation, plus accrued interest. The Fund will only invest in such participations if, in the opinion of bond counsel, counsel for the issuers of such participations or counsel selected by the Adviser, the interest from such participations is exempt from regular federal income tax and state income tax, if applicable.

      4. Other Municipal Securities. There is, in addition, a variety of hybrid and special types of municipal securities as well as numerous differences in the security of municipal securities both within and between the two principal classifications above.

      The Funds may purchase variable rate demand instruments that are tax-exempt municipal obligations providing for a periodic adjustment in the interest rate paid on the instrument according to changes in interest rates generally. These instruments also permit a Fund to demand payment of the unpaid principal balance plus accrued interest upon a specified number of days' notice to the issuer or its agent. The demand feature may be backed by a bank letter of credit or guarantee issued with respect to such instrument. The Funds intend to exercise the demand only (1) upon a default under the terms of the municipal obligation, (2) as needed to provide liquidity to the Fund, or (3) to maintain a high quality investment portfolio or (4) to maximize the Fund's yield. A bank that issues a repurchase commitment may receive a fee from a Fund for this arrangement. The issuer of a variable rate demand instrument may have a corresponding right to prepay in its discretion the outstanding principal of the instrument plus accrued interest upon notice comparable to that required for the holder to demand payment.

      The variable rate demand instruments that a Fund may purchase are payable on demand on not more than seven calendar days' notice. The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily up to six months, and the adjustments are based upon the current interest rate environment as provided in the respective instruments. The Funds will determine the variable rate demand instruments that they will purchase in accordance with procedures approved by the Trustees to minimize credit risks. The Adviser may determine that an unrated variable rate demand instrument meets a Fund's quality criteria by reason of being backed by a letter of credit or guarantee issued by a bank that meets the quality criteria for the Fund. Thus, either the credit of the issuer of the municipal obligation or the guarantor bank or both will meet the quality standards of a Fund. The Adviser will reevaluate each unrated variable rate demand instrument held by a Fund on a quarterly basis to determine that it continues to meet the Fund's quality criteria.

      The interest rate of the underlying variable rate demand instruments may change with changes in interest rates generally, but the variable rate nature of these instruments should decrease changes in value due to interest rate fluctuations. Accordingly, as interest rates decrease or increase, the potential for capital gain and the risk of capital loss on the disposition of portfolio securities are less than would be the case with a comparable portfolio of fixed income securities. The Funds may purchase variable rate demand instruments on which stated minimum or maximum rates, or maximum rates set by state law, limit the degree to which interest on such variable rate demand instruments may fluctuate; to the extent it does, increases or decreases in value of such variable rate demand notes may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the variable rate demand instruments is made in relation to movements of the applicable rate adjustment index, the variable rate demand instruments are not comparable to long-term fixed interest rate securities. Accordingly, interest rates on the variable rate demand instruments may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar final maturities.

      The maturity of the variable rate demand instruments held by the Funds will ordinarily be deemed to be the longer of (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instrument or (2) the period remaining until the instrument's next interest rate adjustment.

      5. General Considerations. An entire issue of Municipal Securities may be purchased by one or a small number of institutional investors such as one of the Funds. Thus, the issue may not be said to be publicly offered. Unlike securities which must be registered under the Securities Act of 1933, as amended (the "1933 Act") prior to offer and sale unless an exemption from such registration is available, municipal securities which are not publicly offered may nevertheless be readily marketable. A secondary market exists for municipal securities which were not publicly offered initially.

      Securities purchased for the Funds are subject to the limitations on holdings of securities which are not readily marketable contained in each Fund's investment restrictions. The Adviser determines whether a municipal security is readily marketable based on whether it may be sold in a reasonable time consistent with the customs of the municipal markets (usually seven days) at a price (or interest rate) which accurately reflects its value. The Adviser believes that the quality standards applicable to each Fund's investments enhance marketability. In addition, Stand-by Commitments and demand obligations also enhance marketability.

      For the purpose of each Fund's investment restrictions, the identification of the "issuer" of municipal securities which are not General Obligation Bonds is made by the Adviser on the basis of the characteristics of the obligation as described above, the most significant of which is the source of funds for the payment of principal of and interest on such obligations.

      Each Fund expects that it will not invest more than 25% of its total assets in municipal securities whose issuers are located in the same state or more than 25% of its total assets in municipal securities the security of which is derived from any one of the following categories: hospitals and health facilities; turnpikes and toll roads; ports and airports; or colleges and universities. Each Fund may invest more than 25% of its total assets in municipal securities of one or more of the following types: public housing authorities; general obligations of states and localities; lease rental obligations of states and local authorities; state and local housing finance authorities; municipal utilities systems; bonds that are secured or backed by the Treasury or other U.S. Government guaranteed securities; or industrial development and pollution control bonds. There could be economic, business or political developments, which might affect all municipal securities of a similar type. However, the Funds believe that the most important consideration affecting risk is the quality of particular issues of municipal securities rather than factors affecting all, or broad classes of, municipal securities.

When-Issued or Forward Delivery Securities. The Funds may purchase securities offered on a "when-issued" or "forward delivery" basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or forward delivery security accrues to the purchaser. To the extent that assets of a Fund are not invested prior to the settlement of a purchase of securities, that Fund will earn no income; however, it is intended that each Fund will be fully invested to the extent practicable and subject to the policies stated above. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that each Fund will purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase securities on a when-issued or forward delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. The Funds do not believe that the net asset value or income of their portfolios will be adversely affected by their purchase of securities on a when-issued or forward delivery basis. Each Fund will establish with its custodian a segregated account in which it will maintain cash or liquid assets, equal in value to commitments for when-issued or forward delivery securities. Such segregated securities may mature or be sold, if necessary, on or before the settlement date. The Funds will not enter into such transactions for leverage purposes.

Stand-by Commitments. Each Fund, with the exception of SLTTFF, may engage in Stand-by Commitments. SMTTFF, SMMB and SHYTFF may engage in such transactions subject to the limitations in the rules under the Investment Company Act of 1940, as amended (the "1940 Act"). A Stand-by Commitment is a right acquired by a Fund, when it purchases a municipal security from a broker, dealer or other financial institution ("seller"), to sell up to the same principal amount of such securities back to the seller, at that Fund's option, at a specified price. Stand-by Commitments are also known as "puts." SMMB's and SHYTFF's investment policies permit the acquisition of Stand-by Commitments solely to facilitate portfolio liquidity. The exercise by a Fund of a Stand-by Commitment is subject to the ability of the other party to fulfill its contractual commitment.

      Stand-by Commitments acquired by the Funds will have the following features: (1) they will be in writing and will be physically held by a Fund's custodian; (2) a Fund's rights to exercise them will be unconditional and unqualified; (3) they will be entered into only with sellers which in the Adviser's opinion present a minimal risk of default; (4) although Stand-by Commitments will not be transferable, municipal securities purchased subject to such commitments may be sold to a third party at any time, even though the commitment is outstanding; and (5) their exercise price will be (i) a Fund's acquisition cost (excluding the cost, if any, of the Stand-by Commitment) of the municipal securities which are subject to the commitment (excluding any accrued interest which a Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period a Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date. Moreover, while there is little risk of an event occurring which would make amortized cost valuation of its portfolio securities inappropriate, if such condition developed, the securities may, in the discretion of the Trustees, be valued on the basis of available market information and held to maturity. Each Fund expects to refrain from exercising a Stand-by Commitment in the event that the amount receivable upon exercise of the Stand-by Commitment is significantly greater than the then current market value of the underlying municipal securities in order to avoid imposing a loss on a seller and thus jeopardizing that Fund's business relationship with that seller.

      The Funds expect that Stand-by Commitments generally will be available without the payment of any direct or indirect consideration. However, if necessary or advisable, each Fund will pay for Stand-by Commitments, either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitments. As a matter of policy, the total amount "paid" by a Fund in either manner for outstanding Stand-by Commitments will not exceed 1/2 of 1% of the value of total assets of that Fund calculated immediately after any Stand-by Commitment is acquired.

      It is difficult to evaluate the likelihood of use or the potential benefit of a Stand-by Commitment. Therefore, it is expected that the Funds' Trustees will determine that Stand-by Commitments ordinarily have a "fair value" of zero, regardless of whether any direct or indirect consideration was paid. However, in the case of SMTTFF, if the market price of the security subject to the Stand-by Commitment is less than the exercise price of the Stand-by commitment, such security will ordinarily be valued at such exercise price. When each Fund has paid for a Stand-by Commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held.

      Management of the Funds understands that the Internal Revenue Service (the "Service") has issued a favorable revenue ruling to the effect that, under specified circumstances, a registered investment company will be the owner of tax-exempt municipal obligations acquired subject to a put option. The Service has also issued private letter rulings to certain taxpayers (which do not serve as precedent for other taxpayers) to the effect that tax-exempt interest received by a regulated investment company with respect to such obligations will be tax-exempt in the hands of the company and may be distributed to its shareholders as exempt-interest dividends. The Service has subsequently announced that it will not ordinarily issue advance ruling letters as to the identity of the true owner of property in cases involving the sale of securities or participation interests therein if the purchaser has the right to cause the security, or the participation interest therein, to be purchased by either the seller or a third party. Each of the Funds intends to take the position that it owns any municipal obligations acquired subject to a Stand-by Commitment and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the Service will agree with such position in any particular case. There is no assurance that Stand-by Commitments will be available to the Funds nor has any of the Funds assumed that such commitments would continue to be available under all market conditions.

Third Party Puts. The Funds may also purchase long-term fixed rate bonds that have been coupled with an option granted by a third party financial institution allowing a Fund at specified intervals to tender (or "put") the bonds to the institution and receive the face value thereof (plus accrued interest). These third party puts are available in several different forms, may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps. The Fund receives a short-term rate of interest (which is periodically reset), and the interest rate differential between that rate and the fixed rate on the bond is retained by the financial institution. The financial institution granting the option does not provide credit enhancement, and in the event that there is a default in the payment of principal or interest, or downgrading of a bond to below investment grade, or a loss of the bond's tax-exempt status, the put option will terminate automatically, the risk to the Fund will be that of holding such a long-term bond.

      These bonds coupled with puts may present the same tax issues as are associated with Stand-by Commitments discussed above. As with any Stand-by Commitments acquired by a Fund, the Fund intends to take the position that it is the owner of any municipal obligation acquired subject to a third-party put, and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the Service will agree with such position in any particular case. Additionally, the federal income tax treatment of certain other aspects of these investments, including the treatment of tender fees and swap payments, in relation to various regulated investment company tax provisions is unclear. However, the Adviser intends to manage the Funds' portfolios in a manner designed to minimize any adverse impact from these investments.

Repurchase Agreements. Each Fund, with the exception of SLTTFF, may enter into repurchase agreements with any member bank of the Federal Reserve System or any domestic broker/dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker/dealer has been determined by the Adviser to be at least as high as that of other issuers of obligations the Fund may purchase or to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's, S&P or Fitch.

      A repurchase agreement provides a means for a Fund to earn taxable income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., a Fund) acquires a security ("obligation") and the seller agrees, at the time of sale, to repurchase the obligation at a specified time and price. The repurchase price may be higher than the purchase price, the difference being income to a Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to a Fund together with the repurchase price upon repurchase. In either case, the income to a Fund (which is taxable) is unrelated to the interest rate on the obligation itself. Obligations will be physically held by the custodian or in the Federal Reserve Book Entry system.

      For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from a Fund to the seller of the obligation subject to the repurchase agreement and is therefore subject to that Fund's investment restriction applicable to loans. It is not clear whether a court would consider the obligation purchased by a Fund subject to a repurchase agreement as being owned by that Fund or as being collateral for a loan by that Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the obligation before repurchase of the obligation under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the obligation. If the court characterized the transaction as a loan and a Fund has not perfected a security interest in the obligation, that Fund may be required to return the obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for a Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the obligation, in which case a Fund may incur a loss if the proceeds to that Fund from the sale to a third party are less than the repurchase price. However, if the market value of the obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund involved will direct the seller of the obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Reverse Repurchase Agreements. SMTTFF may enter into "reverse repurchase agreements," which are repurchase agreements in which a Fund, as the seller of the securities, agrees to repurchase them at an agreed time and price. SMTTFF will maintain a segregated account with its custodian containing cash, U.S. Government securities and other high grade debt obligations equal in value to its obligation in connection with outstanding reverse repurchase agreements. Reverse repurchase agreements are borrowings subject to SMTTFF's investment restrictions applicable to that activity.

Borrowing. As a matter of fundamental policy, the Fund will not borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. While the Trustees do not currently intend to borrow for investment leverage purposes, if such a strategy were implemented in the future it would increase the Fund's volatility and the risk of loss in a declining market. Borrowing by the Fund will involve special risk considerations. Although the principal of the Fund's borrowings will be fixed, the Fund's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk.


Strategic Transactions and Derivatives. Each Fund may, but is not required to, utilize various other investment strategies as described below for a variety of purposes, such as hedging various market risks, managing the effective maturity or duration of the Fund's portfolio, or enhancing potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors.

      In the course of pursuing these investment strategies, the Funds may purchase and sell exchange-listed and over-the-counter put and call options on securities, fixed-income indices and other instruments, purchase and sell futures contracts and options thereon, and enter into various transactions such as swaps, caps, floors or collars (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used without limit (except to the extent that 80% of the Funds' net assets are required to be invested in tax-exempt municipal securities, and as limited by the Funds' other investment restrictions) to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Funds' portfolio resulting from securities markets fluctuations, to protect the Funds' unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Funds' portfolio, or to establish a position in the derivatives markets as a substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of each Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Funds to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Funds will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions will not be used to alter the fundamental investment purposes and characteristics of the Funds and each Fund will segregate assets (or as provided by applicable regulations, enter into certain offsetting positions) to cover its obligations under options, futures and swaps to limit leveraging of a Fund.


      Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Funds, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Funds can realize on its investments or cause the Funds to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Funds creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Funds' position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Funds might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

      A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, a Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. A Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect a Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. A Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the

Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

      With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

      A Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

      The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

      OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. A Fund will only sell OTC options that are subject to a buy-back provision permitting a Fund to require the Counterparty to sell the option back to a Fund at a formula price within seven days. A Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

      Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, a Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. A Fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers", or broker dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any other nationally recognized statistical rating organization ("NRSRO") or are determined to be of equivalent credit quality by the Adviser. The staff of the SEC currently takes the position that OTC options purchased by a Fund, and portfolio securities "covering" the amount of a Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to a Fund's limitation on investing no more than 10% of its assets in illiquid securities.

      If a Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase a Fund's income. The sale of put options can also provide income.

      A Fund may purchase and sell call options on securities including U.S. Treasury and agency securities, municipal obligations, mortgage-backed securities and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices and futures contracts. All calls sold by a Fund must be "covered" (i.e., a Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though a Fund will receive the option premium to help protect it against loss, a call sold by a Fund exposes a Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require a Fund to hold a security or instrument which it might otherwise have sold.

      A Fund may purchase and sell put options on securities, including U.S. Treasury and agency securities, mortgage-backed securities, municipal obligations and Eurodollar instruments (whether or not it holds the above securities in its portfolio) and on securities indices and futures contracts other than futures on individual corporate debt and individual equity securities. A Fund will not sell put options if, as a result, more than 50% of a Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that a Fund may be required to buy the underlying security at a disadvantageous price above the market price.


General Characteristics of Futures. A Fund may enter into futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate or fixed-income market changes and for duration management , for risk management and return enhancement purposes. Futures are generally bought and sold on the commodities exchanges where they are listed, with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by a Fund, as seller, to deliver to the buyer the specific type of instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

      A Fund's use of futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into for bona fide hedging, risk management (including duration management) or other portfolio management and return enhancement purposes. Typically, maintaining a futures contract or selling an option thereon requires a Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of options on financial futures involves payment of a premium for the option without any further obligation on the part of a Fund. If a Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.


      A Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of a Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. A Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Combined Transactions. A Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions and multiple interest rate transactions and any combination of futures, options and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of a Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.


Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which a Fund may enter are interest rate and index and other swaps and the purchase or sale of related caps, floors and collars. A Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities a Fund anticipates purchasing at a later date. A Fund will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream a Fund may be obligated to pay. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

      A Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as each fund will segregate assets (or enter into offsetting positions) to cover its obligations under swaps, the Adviser and a Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. A Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from an NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, a Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.


Eurodollar Instruments. A Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risks of Strategic Transactions Outside the U.S. When conducted outside the U.S., Strategic Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that the Fund segregate cash or liquid assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid assets at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate cash or liquid assets equal to the exercise price.

      Except when the Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates the Fund to buy or sell currency will generally require the Fund to hold an amount of that currency or liquid assets denominated in that currency equal to the Fund's obligations or to segregate cash or liquid assets equal to the amount of the Fund's obligation.

      OTC options entered into by the Fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of cash or liquid assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and the Fund will segregate an amount of cash or assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

      In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

      With respect to swaps, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid assets having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

      Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating cash or liquid assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, cash or liquid assets equal to any remaining obligation would need to be segregated.

      The Fund's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Internal Revenue Code for qualification as a regulated investment company. (See "TAXES.")

Illiquid Securities. Each Fund may occasionally purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted or illiquid securities" or "not readily marketable," i.e., securities which cannot be sold to the public without registration under the 1933 Act or the availability of an exemption from registration (such as Rules 144 or 144A) or because they are subject to other legal or contractual delays in or restrictions on resale.

      Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the 1933 Act. A Fund may be deemed to be an "underwriter" for purposes of the 1933 Act when selling restricted securities to the public, and in such event the Fund may be liable to purchasers of such securities if such sale is made in violation of the 1933 Act or if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading.

      The Adviser will monitor the liquidity of such restricted securities subject to the supervision of the Board of Trustees. In reaching liquidity decisions, the Adviser will consider the following factors: (1) the frequency of trades and quotes for the security, (2) the number of dealers wishing to purchase or sell the security and the number of their potential purchasers, (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (i.e. the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Trustees' Power to Change Objectives and Policies

      The objectives and policies of the Funds described above may be changed, unless expressly stated to the contrary, by their respective Trustees without a vote of their shareholders.

Investment Restrictions

      Unless specified to the contrary, the following restrictions are fundamental policies and may not be changed with respect to each of the Funds without the approval of a majority of the outstanding voting securities of such Fund which, under the 1940 Act and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% of the shares of such Fund present at a meeting if the holders of more than 50% of the outstanding shares of such Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of such Fund. Any nonfundamental policy of a Fund may be modified by the Fund's Trustees without a vote of the Fund's shareholders.

      If a percentage restriction on investment or utilization of assets as set forth under "Investment Restrictions" and "Other Investment Policies" is adhered to at the time an investment is made, later change in percentage resulting from changes in the value or the total cost of a Fund's assets will not be considered a violation of the restriction.

      As a matter of fundamental policy, each Fund may not:

      (1) borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

      (2) issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

      (3) concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

      (4) engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

      (5) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

      (6) purchase physical commodities or contracts relating to physical commodities;

      (7) make loans except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;


As a matter of fundamental policy, each Fund will:


      (8) have at least 80% of its net assets invested in municipal securities during periods of normal market conditions.

      As a matter of nonfundamental policy, each Fund may not:

      (a) borrow money in an amount greater than 5% of its total assets, except for temporary or emergency purposes;

      (b) purchase securities on margin or make short sales, except (i) short sales against the box, (ii) in connection with arbitrage transactions, (iii) for margin deposits in connection with futures contracts, options or other permitted investments, (iv) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and (v) that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions;

      (c) purchase options, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its total assets; or sell put options, if as a result, the aggregate value of the obligations underlying such put options would exceed 50% of its total assets;

      (d) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of the Fund and the premiums paid for such options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

      (e) purchase warrants if as a result, such securities, taken at the lower of cost or market value, would represent more than 5% of the value of the Fund's total assets (for this purpose, warrants acquired in units or attached to securities will be deemed to have no value); and

      (f) lend portfolio securities in an amount greater than 5% of its total assets.

                                    PURCHASES

    (See "Purchases" and "Transaction information" in the Funds' prospectus.)

Additional Information About Opening an Account

      Shareholders of other Scudder funds who have submitted an account application and have certified a tax identification number, clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the National Association of Securities Dealers, Inc. ("NASD"), and banks may open an account by wire. These investors must call 1-800-225-5163 to get an account number. During the call, the investor will be asked to indicate the Fund name, the amount to be wired ($2,500 minimum), the name of the bank or trust company from which the wire will be sent, the exact registration of the new account, the tax identification or Social Security number, address and telephone number. The investor must then call the bank to arrange a wire transfer to The Scudder Funds, State Street Bank and Trust Company, Boston, Massachusetts 02101 ABA Number 011000028, DDA Account Number 9903-5552. The investor must give the Scudder fund name, account name and the new account number. Finally, the investor must send a completed and signed application to the Fund promptly.

Minimum balances

      Shareholders should maintain a share balance worth at least $2,500 ($1,000 for fiduciary accounts such as IRAs, and custodial accounts such as Uniform Gift to Minor Act, and Uniform Trust to Minor Act accounts), which amount may be changed by the Board of Trustees. A shareholder may open an account with at least $1,000 ($500 for fiduciary/custodial accounts), if an automatic investment plan (AIP) of $100/month ($50/month for fiduciary/custodial accounts) is established. Scudder group retirement plans and certain other accounts have similar or lower minimum share balance requirements.

      The Funds reserve the right, following 60 days' written notice to applicable shareholders, to:

o assess an annual $10 per Fund charge (with the fee to be paid to a Fund) for any non-fiduciary/non-custodial account without an automatic investment plan (AIP) in place and a balance of less than $2,500; and

o redeem all shares in Fund accounts below $1,000 where a reduction in value has occurred due to a redemption, exchange or transfer out of the account. The Funds will mail the proceeds of the redeemed account to the shareholder.

      Reductions in value that result solely from market activity will not trigger an involuntary redemption. Shareholders with a combined household account balance in any of the Scudder Funds of $100,000 or more, as well as group retirement and certain other accounts will not be subject to a fee or automatic redemption.

      Fiduciary (e.g., IRA or Roth IRA) and custodial accounts (e.g., UGMA or
UTMA) with balances below $100 are subject to automatic redemption following 60 days' written notice to applicable shareholders.

Additional Information About Making Subsequent Investments

      Subsequent purchase orders for $10,000 or more and for an amount not greater than four times the value of the shareholder's account may be placed by telephone, fax, etc. by established shareholders (except by Scudder Individual Retirement Account (IRA), Scudder Horizon Plan, Scudder Profit Sharing and Money Purchase Pension Plans, Scudder 401(k) and Scudder 403(b) Plan holders), members of the NASD, and banks. Orders placed in this manner may be directed to any office of the Distributor listed in the Fund's prospectus. A confirmation of the purchase will be mailed out promptly following receipt of a request to buy. Federal regulations require that payment be received within three business days. If payment is not received within that time, the order is subject to cancellation. In the event of such cancellation or cancellation at the purchaser's request, the purchaser will be responsible for any loss incurred by the Fund or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Trust shall have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the Fund or the principal underwriter for the loss incurred. Net losses on such transactions, which are not recovered from the purchaser, will be absorbed by the principal underwriter. Any net profit on the liquidation of unpaid shares will accrue to the Fund.

Checks

      A certified check is not necessary, but checks are only accepted subject to collection at full face value in U.S. funds and must be drawn on or payable through a U.S. bank.

      If shares of a Fund are purchased by a check, which proves to be uncollectible, the Trusts reserve the right to cancel the purchase immediately and the purchaser will be responsible for any loss incurred by that Fund or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, such Fund will have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the Fund or the principal underwriter for the loss incurred. Investors whose orders have been canceled may be prohibited from or restricted in placing future orders in any of the Scudder funds.

Wire Transfer of Federal Funds

      To purchase shares of a Fund and obtain the same day's dividend, you must have your bank forward federal funds by wire transfer and provide the required account information so as to be available to the Fund prior to twelve o'clock noon eastern time on that day. If you wish to make a purchase of $500,000 or more you should notify the Fund's transfer agent, Scudder Service Corporation (the "Transfer Agent") of such a purchase by calling 1-800-225-5163. If either the federal funds or the account information is received after twelve o'clock noon eastern time but both the funds and the information are made available before the close of regular trading on the New York Stock Exchange (the "Exchange") (normally 4 p.m. eastern time), on any business day, shares will be purchased at net asset value determined on that day but will not receive the dividend; in such cases, dividends commence on the next business day.

      For each Fund the bank sending an investor's federal funds by bank wire may charge for the service. Presently the Distributor pays a fee for receipt by State Street Bank (the "Custodian") of "wired funds," but the right to charge investors for this service is reserved.

      Boston banks are closed on certain holidays although the Exchange may be open. These holidays include Columbus Day (the 2nd Monday in October) and Veterans Day (November 11). Investors are not able to purchase shares by wiring federal funds on such holidays because the Custodian is not open to receive such federal funds on behalf of a Fund.

Additional Information About Making Subsequent Investments by QuickBuy

      Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickBuy program, may purchase shares of the Fund by telephone. Through this service shareholders may purchase up to $250,000. To purchase shares by QuickBuy, shareholders should call before the close of regular trading on the Exchange, normally 4 p.m. eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. QuickBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by QuickBuy and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. QuickBuy transactions are not available for most retirement plan accounts. However, QuickBuy transactions are available for Scudder IRA accounts.

      In order to request purchases by QuickBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickBuy may so indicate on the application. Existing shareholders that wish to add QuickBuy to their account may do so by completing a QuickBuy Enrollment Form. After sending in an enrollment form shareholders should allow for 15 days for this service to be available.

      The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share Price

      Purchases will be filled without sales charge at the net asset value next computed after receipt of a purchase order in good order. Net asset value is normally computed as of the close of regular trading on each day the Exchange is open for trading. Orders received after such close will be filled at the net asset value per share on the following business day. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of that member broker, rather than a Fund, to forward the purchase order to the Transfer Agent in Boston by the close of regular trading on the Exchange.

Share Certificates

      Due to the desire of the Funds' management to afford ease of redemption, certificates will not be issued to indicate ownership in the Funds. Share certificates now in a shareholder's possession may be sent to the Transfer Agent for cancellation and credit to such shareholder's account. Shareholders who prefer may hold the certificates in their possession until they wish to exchange or redeem such shares.

Other Information

      The Funds have authorized certain members of the NASD other than the Distributor to accept purchase and redemption orders for the Funds' shares. Those brokers may also designate other parties to accept purchase and redemption orders on each Fund's behalf. Orders for purchase or redemption will be deemed to have been received by a Fund when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between a Fund and the broker, ordinarily orders will be priced at that Fund's net asset value next computed after acceptance by such brokers or their authorized designees. Further, if purchases or redemptions of a Fund's shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of Trustees and the Distributor, also the Funds' principal underwriter, each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Trustees and the Distributor may suspend or terminate the offering of shares of a Fund at any time for any reason.

      The "Tax Identification Number" section of the Funds' application must be completed when opening an account. Applications and purchase orders without a correct certified tax identification number and certain other certified information (e.g., from exempt investors a certification of exempt status) will be returned to the investor.

      A Fund may issue shares at net asset value in connection with any merger or consolidation with, or acquisition of, the assets of any investment company (or series thereof) or personal holding company, subject to the requirements of the 1940 Act.

                            EXCHANGES AND REDEMPTIONS

         (See "Exchanges and redemptions" and "Transaction information"
                           in the Funds' prospectus.)

Exchanges

      Exchanges are comprised of a redemption from one Scudder fund and the purchase of another Scudder fund to an existing account or newly established account. When an exchange involves a new account, the new account will be established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line" (SAIL) transaction authorization, and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges to a new fund account must be for a minimum of $2,500. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, tax identification number, address, and account options/features as the account of origin. Exchanges into an existing account must be for $100 or more. If the account receiving the exchange proceeds is to be different in any respect, the exchange request must be in writing and must contain a signature guarantee as described under "Transaction information -- Redeeming shares -- Signature Guarantee" in the Fund's prospectus.

      Exchange orders received before the close of regular trading on the Exchange on any business day ordinarily will be executed at respective net asset values determined on that day. Exchange orders received after the close of regular trading will be executed on the following business day.

      Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder Fund to an existing account in another Scudder fund at current net asset value through Scudder's Automatic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the phone or in writing. Automatic Exchanges will continue until the shareholder requests by telephone or in writing to have the feature removed, or until the originating account is depleted. The Trust and the Transfer Agent each reserves the right to suspend or terminate the privilege of the Automatic Exchange Program at any time.

      There is no charge to the shareholder for any exchange described above. An exchange into another Scudder fund is a redemption of shares, and therefore may result in tax consequences (gain or loss) to the shareholder and the proceeds of such exchange may be subject to backup withholding (See "TAXES").

      Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. The Trusts employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Trusts do not follow such procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions. The Trusts will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine. The Trusts and the Transfer Agent each reserves the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.

      The Scudder funds into which investors may make an exchange are listed under "THE SCUDDER FAMILY OF FUNDS" herein. Before making an exchange, shareholders should obtain from the Distributor a prospectus of the Scudder fund into which the exchange is being contemplated. The exchange privilege may not be available for certain Scudder funds. For more information, please call 1-800-225-5163.

Redemption by Telephone

      In order to request redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent. The proceeds will not be mailed or wired other than to a predesignated bank account. Shareholders currently receive the right to redeem up to $100,000 to their address of record automatically, without having to elect it.

      (a) NEW INVESTORS wishing to establish telephone redemption to a designated bank account must complete the appropriate section on the application.

      (b) EXISTING SHAREHOLDERS who wish to establish telephone redemption to a designated bank account or who want to change the bank account previously designated to receive redemption payments should either return a Telephone Redemption Option Form (available upon request) or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. A signature and a signature guarantee are required for each person in whose name the account is registered.

      Proceeds will normally be mailed on the next business day or wired on the next day on which State Street Bank is open for business. Redemption requests received by the Fund's Transfer Agent after 4 p.m. will receive the net asset value on the next business day.

      If a request for redemption to a shareholder's bank account is made by telephone or telegram, payment will be made by Federal Reserve bank wire to the bank account designated on the application, unless a request is made that the redemption check be mailed to the designated bank account. There will be a $5.00 charge for all wire redemptions.

      Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

      The Trusts employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Trusts do not follow such procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions. The Trusts will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine.

Redemption By QuickSell

      Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and have elected to participate in the QuickSell program may sell shares of a Fund by telephone. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, normally 4 p.m. eastern time, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. QuickSell requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day. QuickSell transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

      In order to request redemptions by QuickSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which redemption proceeds will be credited. New investors wishing to establish QuickSell may so indicate on the application. Existing shareholders that wish to add QuickSell to their account may do so by completing a QuickSell Enrollment Form. After sending in an enrollment form, shareholders should allow for 15 days for this service to be available.

      The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Redemption by Mail or Fax

      Any existing share certificates representing shares being redeemed must accompany a request for redemption and be duly endorsed or accompanied by a proper stock assignment form with signatures guaranteed as explained in the Funds' Prospectus.

      In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waivers of tax (required in some states when settling estates).

      It is suggested that shareholders holding share certificates or shares registered in other than individual names contact the Transfer Agent prior to any redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within seven business days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays of more than seven days of payment for shares tendered for repurchase or redemption may result, but only until the purchase check has cleared.

Redemption by Write-A-Check

      All new investors and existing shareholders of SLTTFF and SMTTFF who apply for checks may use them to pay any person, provided that each check is for at least $100 and not more than $5 million. By using the checks, the shareholder will receive daily dividend credit on his or her shares until the check has cleared the banking system. Investors who purchased shares by check may write checks against those shares only after they have been on each Fund's books for seven business days. Shareholders who use this service may also use other redemption procedures. No shareholder may write checks against certificated shares. The Funds pay the bank charges for this service. However, each Fund will review the cost of operation periodically and reserves the right to determine if direct charges to the persons who avail themselves of this service would be appropriate. The Funds, Scudder Service Corporation and State Street Bank and Trust Company each reserves the right at any time to suspend or terminate the "Write-A-Check" procedure.

      Checks will be returned by the Custodian if there are insufficient shares to meet the withdrawal amount. Potential fluctuations in the per share value of SMTTFF should be considered in determining the amount of the check. An investor should not attempt to close an account by check, because the exact balance at the time the check clears will not be known when the check is written.

Other Information

      If a shareholder redeems all shares in the account, the shareholder will receive, in addition to the net asset value thereof, all declared but unpaid dividends thereon. The value of shares redeemed or repurchased may be more or less than a shareholder's cost depending upon the net asset value at the time of the redemption or repurchase. None of the Funds imposes a redemption or repurchase charge, although a wire charge may be applicable for redemption proceeds wired to a shareholder's bank account. Redemption of shares, including redemptions undertaken to effect an exchange for shares of another Scudder fund, and including exchanges and redemptions with SLTTFF and SMTTFF by Write-A-Check, may result in tax consequences (gain or loss) to the shareholder, and the proceeds of such redemptions may be subject to backup withholding (see "TAXES.")

      Shareholders who wish to redeem shares from Special Plan Accounts should contact the employer, trustee or custodian of the Plan for the requirements.

      The determination of net asset value may be suspended at times and a shareholder's right to redeem shares and to receive payment therefor may be suspended at times (a) during which the Exchange is closed, other than customary weekend and holiday closings, (b) during which trading on the Exchange is restricted, (c) during which an emergency exists as a result of which disposal by the Fund involved of securities owned by it is not reasonably practicable or it is not reasonably practicable for that Fund fairly to determine the value of its net assets, or (d) during which the SEC by order permits such suspension of the right of redemption or a postponement of the date of payment or of redemption; provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b), (c) or (d) exist.

                   FEATURES AND SERVICES OFFERED BY THE FUNDS

       (See "Investment Products and Services" in the Funds' prospectus.)


The No-Load Concept


      Investors are encouraged to be aware of the full ramifications of mutual fund fee structures, and of how Scudder distinguishes its Scudder Family of Funds from the vast majority of mutual funds available today. The primary distinction is between load and no-load funds.

      Load funds generally are defined as mutual funds that charge a fee for the sale and distribution of fund shares. There are three types of loads: front-end loads, back-end loads, and asset-based 12b-1 fees. 12b-1 fees are distribution-related fees charged against fund assets and are distinct from service fees, which are charged for personal services and/or maintenance of shareholder accounts. Asset-based sales charges and service fees are typically paid pursuant to distribution plans adopted under 12b-1 under the 1940 Act.

      A front-end load is a sales charge, which can be as high as 8.50% of the amount invested. A back-end load is a contingent deferred sales charge, which can be as high as 8.50% of either the amount invested or redeemed. The maximum front-end or back-end load varies, and depends upon whether or not a fund also charges a 12b-1 fee and/or a service fee or offers investors various sales-related services such as dividend reinvestment. The maximum charge for a 12b-1 fee is 0.75% of a fund's average annual net assets, and the maximum charge for a service fee is 0.25% of a fund's average annual net assets.

      A no-load fund does not charge a front-end or back-end load, but can charge a small 12b-1 fee and/or service fee against fund assets. Under the National Association of Securities Dealers Rules of Fair Practice, a mutual fund can call itself a "no-load" fund only if the 12b-1 fee and/or service fee does not exceed 0.25% of a fund's average annual net assets.


      Scudder pioneered the no-load concept when it created the nation's first no-load fund in 1928, and later developed the nation's first family of no-load mutual funds. The Scudder Family of Funds consists of those Funds or classes of Funds advised by Scudder which are offered without commissions to purchase or redeem shares or to exchange from one Fund to another.


      The following chart shows the potential long-term advantage of investing $10,000 in a Scudder Family of Funds pure no-load fund over investing the same amount in a load fund that collects an 8.50% front-end load, a load fund that collects only a 0.75% 12b-1 and/or service fee, and a no-load fund charging only a 0.25% 12b-1 and/or service fee. The hypothetical figures in the chart show the value of an account assuming a constant 10% rate of return over the time periods indicated and reinvestment of dividends and distributions.

================================================================================
                     Scudder                                     No-Load Fund
                     No-Load     8.50% Load    Load Fund with     with 0.25%
     YEARS            Fund          Fund       0.75% 12b-1 Fee    12b-1 Fee
--------------------------------------------------------------------------------
       10           $25,937        $23,733         $24,222         $25,354
--------------------------------------------------------------------------------
       15            41,772         38,222          37,698          40,371
--------------------------------------------------------------------------------
       20            67,275         61,557          58,672          64,282
================================================================================


Internet Access

World Wide Web Site -- The address of the Scudder Funds site is http://funds.scudder.com. The site offers guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The site also enables users to access or view fund prospectuses and profiles with links between summary information in Profiles and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on funds.

      The site is designed for interactivity, simplicity and maneuverability. A section entitled "Planning Resources" provides information on asset allocation, tuition, and retirement planning to users who fill out interactive "worksheets." Investors can easily establish a "Personal Page," that presents price information, updated daily, on funds they're interested in following. The "Personal Page" also offers easy navigation to other parts of the site. Fund performance data from both Scudder and Lipper Analytical Services, Inc. is available on the site. Also offered on the site is a news feature, which provides timely and topical material on the Scudder Funds.

      Scudder has communicated with shareholders and other interested parties on Prodigy since 1988 and has participated since 1994 in GALT's Networth "financial marketplace" site on the Internet. The firm made Scudder Funds information available on America Online in early 1996.

Account Access -- Scudder is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. Scudder Fund shareholders can view a snapshot of current holdings, review account activity and move assets between Scudder Fund accounts.

      Scudder's personal portfolio capabilities -- known as SEAS (Scudder Electronic Account Services) -- are accessible only by current Scudder Fund shareholders that have set up a Personal Page on Scudder's Web site. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password. As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.

      An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between Scudder Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new Scudder Fund accounts.

      A Call Me(TM) feature enables users to speak with a Scudder Investor Relations telephone representative while viewing their account on the Web site. In order to use the Call Me(TM) feature, an individual must have two phone lines and enter on the screen the phone number that is not being used to connect to the Internet. They are connected to the next available Scudder Investor Relations representative from 8 a.m. to 8 p.m. eastern time.

Dividend and Capital Gain Distribution Options

      Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income, or distributions from realized capital gains in additional shares of the same Fund. A change of instructions for the method of payment must be received by the Fund's transfer agent at least 5 days prior to a dividend record date.

Shareholders may change their dividend option either by calling 1-800-225-5163 or by sending written instructions to the Transfer Agent. Please include your account number with your written request.

      Reinvestment is usually made at the closing net asset value determined on the business day following the record date. Investors may leave standing instructions with the transfer agent designating their option for either reinvestment or cash distributions of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional shares of the relevant Fund.

      Investors may also have dividends and distributions automatically deposited in their predesignated bank account through Scudder's DistributionsDirect Program. Shareholders who elect to participate in the DistributionsDirect Program, and whose predesignated checking account of record is with a member bank of the Automated Clearing House Network (ACH) can have income and capital gains distributions automatically deposited to their personal bank account usually within three business days after a Fund pays its distribution. A DistributionsDirect request form can be obtained by calling 1-800-225-5163.

Scudder Investor Centers

      Investors may visit any of the Investor Centers maintained by the Distributor. The Centers are designed to provide individuals with services during any business day. Investors may pick up literature or obtain assistance with opening an account, adding monies or special options to existing accounts, making exchanges within the Scudder Family of Funds, redeeming shares or opening retirement plans. Checks should not be mailed to the Centers but should be mailed to "The Scudder Funds" at the address listed under "Purchases" or "Exchanges and Redemptions" in the Funds' prospectus.

Reports to Shareholders

      Each Trust issues to their respective shareholders annual and semiannual financial statements (audited annually by independent accountants), including a list of investments held and statements of assets and liabilities, operations, changes in net assets and financial highlights for that Fund, as the case may be.

Diversification

      A shareholder's investment represents an interest in a large, diversified portfolio of carefully selected securities. Diversification may protect investors against the possible risks associated with concentrating in fewer securities.

Transaction Summaries

      Annual summaries of all transactions in each Fund account are available to shareholders. The summaries may be obtained by calling 1-800-225-5163.

                           THE SCUDDER FAMILY OF FUNDS

      (See "Investment products and services" in the Funds' prospectuses.)

      The Scudder Family of Funds is America's first family of mutual funds and the nation's oldest family of no-load mutual funds. To assist investors in choosing a Scudder fund, descriptions of the Scudder funds' objectives follow.

MONEY MARKET

      Scudder U.S. Treasury Money Fund seeks to provide safety, liquidity and stability of capital and, consistent therewith, to provide current income. The Fund seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible, and declares dividends daily.

      Scudder Cash Investment Trust ("SCIT") seeks to maintain the stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income. SCIT seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible, and declares dividends daily.

      Scudder Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment polices and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

      Scudder Government Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment polices and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

TAX FREE MONEY MARKET

      Scudder Tax Free Money Fund ("STFMF") seeks to provide income exempt from regular federal income tax and stability of principal through investments primarily in municipal securities. STFMF seeks to maintain a constant net asset value of $1.00 per share, although in extreme circumstances this may not be possible.

      Scudder Tax Free Money Market Series seeks to provide investors with as high a level of current income that cannot be subjected to federal income tax by reason of federal law as is consistent with its investment policies and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

      Scudder California Tax Free Money Fund* seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share while providing California taxpayers income exempt from both California State personal and regular federal income taxes. The Fund is a professionally managed portfolio of high quality, short-term California municipal securities. There can be no assurance that the stable net asset value will be maintained.

      Scudder New York Tax Free Money Fund* seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share, while providing New York taxpayers income exempt from New York State and New York City personal income taxes and regular federal income tax. There can be no assurance that the stable net asset value will be maintained.

TAX FREE

      Scudder Limited Term Tax Free Fund seeks to provide as high a level of income exempt from regular federal income tax as is consistent with a high degree of principal stability.

      Scudder Medium Term Tax Free Fund seeks to provide a high level of income free from regular federal income taxes and to limit principal fluctuation. The Fund will invest primarily in high-grade, intermediate-term bonds.

      Scudder Managed Municipal Bonds seeks to provide income exempt from regular federal income tax primarily through investments in high-grade, long-term municipal securities.

      Scudder High Yield Tax Free Fund seeks to provide a high level of interest income, exempt from regular federal income tax, from an actively managed portfolio consisting primarily of investment-grade municipal securities.

      Scudder California Tax Free Fund* seeks to provide California taxpayers with income exempt from both California State personal income and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of California municipal securities.

----------
* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

      Scudder Massachusetts Limited Term Tax Free Fund* seeks to provide Massachusetts taxpayers with as high a level of income exempt from Massachusetts personal income tax and regular federal income tax, as is consistent with a high degree of price stability, through a professionally managed portfolio consisting primarily of investment-grade municipal securities.

      Scudder Massachusetts Tax Free Fund* seeks to provide Massachusetts taxpayers with income exempt from both Massachusetts personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

      Scudder New York Tax Free Fund* seeks to provide New York taxpayers with income exempt from New York State and New York City personal income taxes and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of New York municipal securities.

      Scudder Ohio Tax Free Fund* seeks to provide Ohio taxpayers with income exempt from both Ohio personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

      Scudder Pennsylvania Tax Free Fund* seeks to provide Pennsylvania taxpayers with income exempt from both Pennsylvania personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

U.S. INCOME

      Scudder Short Term Bond Fund seeks to provide a high level of income consistent with a high degree of principal stability by investing primarily in high quality short-term bonds.

      Scudder Zero Coupon 2000 Fund seeks to provide as high an investment return over a selected period as is consistent with investment in U.S. Government securities and the minimization of reinvestment risk.

      Scudder GNMA Fund seeks to provide high current income primarily from U.S. Government guaranteed mortgage-backed (Ginnie Mae) securities.

      Scudder Income Fund seeks a high level of income, consistent with the prudent investment of capital, through a flexible investment program emphasizing high-grade bonds.

      Scudder High Yield Bond Fund seeks a high level of current income and, secondarily, capital appreciation through investment primarily in below investment-grade domestic debt securities.

GLOBAL INCOME

      Scudder Global Bond Fund seeks to provide total return with an emphasis on current income by investing primarily in high-grade bonds denominated in foreign currencies and the U.S. dollar. As a secondary objective, the Fund will seek capital appreciation.

      Scudder International Bond Fund seeks to provide income primarily by investing in a managed portfolio of high-grade international bonds. As a secondary objective, the Fund seeks protection and possible enhancement of principal value by actively managing currency, bond market and maturity exposure and by security selection.

      Scudder Emerging Markets Income Fund seeks to provide high current income and, secondarily, long-term capital appreciation through investments primarily in high-yielding debt securities issued by governments and corporations in emerging markets.

----------
* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

ASSET ALLOCATION

      Scudder Pathway Series: Conservative Portfolio seeks primarily current income and secondarily long-term growth of capital. In pursuing these objectives, the Portfolio, under normal market conditions, will invest substantially in a select mix of Scudder bond mutual funds, but will have some exposure to Scudder equity mutual funds.

      Scudder Pathway Series: Balanced Portfolio seeks to provide investors with a balance of growth and income by investing in a select mix of Scudder money market, bond and equity mutual funds.

      Scudder Pathway Series: Growth Portfolio seeks to provide investors with long-term growth of capital. In pursuing this objective, the Portfolio will, under normal market conditions, invest predominantly in a select mix of Scudder equity mutual funds designed to provide long-term growth.

      Scudder Pathway Series: International Portfolio seeks maximum total return for investors. Total return consists of any capital appreciation plus dividend income and interest. To achieve this objective, the Portfolio invests in a select mix of established international and global Scudder funds.

U.S. GROWTH AND INCOME

      Scudder Balanced Fund seeks a balance of growth and income from a diversified portfolio of equity and fixed-income securities. The Fund also seeks long-term preservation of capital through a quality-oriented approach that is designed to reduce risk.

      Scudder Growth and Income Fund seeks long-term growth of capital, current income, and growth of income.

      Scudder S&P 500 Index Fund seeks to provide investment results that, before expenses, correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Stock Price Index.

      Scudder Real Estate Investment Fund seeks long-term capital growth and current income by investing primarily in equity securities of companies in the real estate industry.

U.S. GROWTH

   Value

      Scudder Large Company Value Fund seeks to maximize long-term capital appreciation through a value-driven investment program.

      Scudder Value Fund seeks long-term growth of capital through investment in undervalued equity securities.

      Scudder Small Company Value Fund invests for long-term growth of capital by seeking out undervalued stocks of small U.S. companies.

      Scudder Micro Cap Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of U.S. micro-capitalization ("micro-cap") common stocks.

   Growth

      Scudder Classic Growth Fund seeks to provide long-term growth of capital with reduced share price volatility compared to other growth mutual funds.

      Scudder Large Company Growth Fund seeks to provide long-term growth of capital through investment primarily in the equity securities of seasoned, financially strong U.S. growth companies.

      Scudder Development Fund seeks long-term growth of capital by investing primarily in securities of small and medium-size growth companies.

      Scudder 21st Century Growth Fund seeks long-term growth of capital by investing primarily in the securities of emerging growth companies poised to be leaders in the 21st century.

SCUDDER CHOICE SERIES

      Scudder Financial Services Fund seeks long-term growth of capital primarily through investment in equity securities of financial services companies.

      Scudder Health Care Fund seeks long-term growth of capital primarily through investment in securities of companies that are engaged in the development, production or distribution of products or services related to the treatment or prevention of diseases and other medical problems.

      Scudder Technology Fund seeks long-term growth of capital primarily through investment in securities of companies engaged in the development, production or distribution of technology-related products or services.

GLOBAL GROWTH

   Worldwide

      Scudder Global Fund seeks long-term growth of capital through a diversified portfolio of marketable securities, primarily equity securities, including common stocks, preferred stocks and debt securities convertible into common stocks.

      Scudder International Growth and Income Fund seeks long-term growth of capital and current income primarily from foreign equity securities.

      Scudder International Fund seeks long-term growth of capital primarily through a diversified portfolio of marketable foreign equity securities.

      Scudder Global Discovery Fund seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.

      Scudder Emerging Markets Growth Fund seeks long-term growth of capital primarily through equity investment in emerging markets around the globe.

      Scudder Gold Fund seeks maximum return (principal change and income) consistent with investing in a portfolio of gold-related equity securities and gold.

   Regional

      Scudder Greater Europe Growth Fund seeks long-term growth of capital through investments primarily in the equity securities of European companies.

      Scudder Pacific Opportunities Fund seeks long-term growth of capital through investment primarily in the equity securities of Pacific Basin companies, excluding Japan.

      Scudder Latin America Fund seeks to provide long-term capital appreciation through investment primarily in the securities of Latin American issuers.

      The Japan Fund, Inc. seeks long-term capital appreciation by investing primarily in equity securities (including American Depository Receipts) of Japanese companies.

      The net asset values of most Scudder funds can be found daily in the "Mutual Funds" section of The Wall Street Journal under "Scudder Funds," and in other leading newspapers throughout the country. Investors will notice the net asset value and offering price are the same, reflecting the fact that no sales commission or "load" is charged on the sale of shares of the Scudder funds. The latest seven-day yields for the money-market funds can be found every Monday and Thursday in the "Money-Market Funds" section of The Wall Street Journal. This information also may be obtained by calling the Scudder Automated Information Line (SAIL) at 1-800-343-2890.

      The Scudder Family of Funds offers many conveniences and services, including: active professional investment management; broad and diversified investment portfolios; pure no-load funds with no commissions to purchase or redeem shares or Rule 12b-1 distribution fees; individual attention from a service representative of Scudder Investor Relations; and easy telephone exchanges into other Scudder funds. Certain Scudder funds may not be available for purchase or exchange. For more information, please call 1-800-225-5163.

                              SPECIAL PLAN ACCOUNTS

 (See "Transaction Information," "Purchases" and "Exchanges and Redemptions" in
                            the Funds' prospectus.)

      Detailed information on any Scudder investment plan, including the applicable charges, minimum investment requirements and disclosures made pursuant to Internal Revenue Service (the "IRS") requirements, may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103 or by calling toll free, 1-800-225-2470. The discussions of the plans below describe only certain aspects of the federal income tax treatment of the plan. The state tax treatment may be different and may vary from state to state. It is advisable for an investor considering the funding of the investment plans described below to consult with an attorney or other investment or tax adviser with respect to the suitability requirements and tax aspects thereof.

      Shares of the Fund may also be a permitted investment under profit sharing and pension plans and IRA's other than those offered by the Fund's distributor depending on the provisions of the relevant plan or IRA.

      None of the plans assures a profit or guarantees protection against depreciation, especially in declining markets.

Automatic Withdrawal Plan

      Non-retirement plan shareholders who currently own or purchase $10,000 or more of shares of the Funds may establish an Automatic Withdrawal Plan. The investor can then receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Shareholders may designate which day they want the automatic withdrawal to be processed. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment and any reinvested dividends and capital gains distributions. Requests for increases in withdrawal amounts or to change the payee must be submitted in writing, signed exactly as the account is registered, and contain signature guarantee(s) as described under "Transaction information -- Redeeming shares -- Signature guarantees" in each Fund's prospectus. Any such requests must be received by each Fund's transfer agent ten days prior to the date of the first automatic withdrawal. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, each Trust, or its agent on written notice, and will be terminated when all shares of the Fund under the Plan have been liquidated or upon receipt by each Trust of notice of death of the shareholder.

      An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-5163.

Cash Management System -- Group Sub-Accounting Plan for Trust Accounts, Nominees and Corporations

      To minimize record-keeping by fiduciaries and corporations, arrangements have been made with the Transfer Agent to offer a convenient group sub-accounting and dividend payment system to bank trust departments and others. Debt obligations of banks which utilize the Cash Management System are not given any preference in the acquisition of investments for a Fund or Portfolio.

      In its discretion, a Fund may accept minimum initial investments of less than $2,500 (per Portfolio) as part of a continuous group purchase plan by fiduciaries and others (e.g., brokers, bank trust departments, employee benefit plans) provided that the average single account in any one Fund or Portfolio in the group purchase plan will be $2,500 or more. A Fund may also wire all redemption proceeds where the group maintains a single designated bank account.

      Shareholders who withdraw from the group purchase plan through which they were permitted to initiate accounts under $2,500 will be subject to the minimum account restrictions described under "EXCHANGES AND REDEMPTIONS -- Other Information."

Automatic Investment Plan

      Shareholders may arrange to make periodic investments through automatic deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50.

      The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.

Uniform Transfers/Gifts to Minors Act

      Grandparents, parents or other donors may set up custodian accounts for minors. The minimum initial investment is $1,000 unless the donor agrees to continue to make regular share purchases for the account through Scudder's Automatic Investment Plan (AIP). In this case, the minimum initial investment is $500.

      The Trusts reserve the right, after notice has been given to the shareholder and custodian, to redeem and close a shareholder's account in the event that regular investments to the account cease before the $1,000 minimum is reached.

                                    DIVIDENDS

      (See "DISTRIBUTIONS - Dividends and Taxes" in the Funds' prospectus.)

      The Funds will follow the practice of distributing substantially all of their net investment income (defined under "ADDITIONAL INFORMATION -- Glossary") and any excess of net realized short-term capital gains over net realized long-term capital losses. In the past, SMTTFF, SMMB and SHYTFF have followed the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, if it appears to be in the best interest of such Funds and the relevant shareholders, such Fund may retain all or part of such gain for reinvestment.

      Dividends will be declared daily and distributions of net investment income will be made monthly on the fourth Boston business day of each month for the preceding month's net income. Distributions of realized capital gains, if any, are paid in November or December, although an additional distribution may be made within three months of the Fund's fiscal year end, if necessary, and each Fund expects to continue to distribute net capital gains at least annually. Both types of distributions will be made in shares of that Fund and confirmations will be mailed to each shareholder unless a shareholder has elected to receive cash, in which case a check will be sent.

                             PERFORMANCE INFORMATION

        (See "FUND SUMMARY - Past Performance" in the Funds' prospectus.)

      From time to time, quotation of each Fund's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures may be calculated in the following manner:

      Average Annual Total Return is the average annual compound rate of return for the periods of one year, five years and ten years (or such shorter periods as may be applicable dating from the commencement of the Fund's operations) all ended on the last day of a recent calendar quarter. If a Fund has been in existence for less than ten years, the average annual total return for the life of the Fund is given. Average annual total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment, over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)1/n - 1

          Where:
                P     =     A hypothetical initial investment of $1,000
                T     =     Average annual total return
                n     =     Number of years
                ERV   =     Ending redeemable value: ERV is the value, at the
                            end of the applicable period, of a hypothetical
                            $1,000 investment made at the beginning of the applicable period.

         Average Annual Total Return for periods ended December 31, 1998


                                          One            Five           Ten
                                         Year           Years          Years

Scudder Medium Term Tax Free Fund*       5.58%          5.46%          7.13%

Scudder Managed Municipal Bonds          6.23%          5.88%          8.15%

Scudder High Yield Tax Free Fund**       6.38%          6.35%          8.58%

* The foregoing average annual total return for ten years includes the period prior to November 1, 1990, during which the Fund operated under the investment objective and policies of Scudder Tax Free Target Fund 1990 Portfolio. Average annual total return figures for the periods prior to November 1, 1990 should not be considered representative of the present Fund. Since the adoption of its current objectives on November 1, 1990, the average annual total return is 7.46%.

** If the Adviser had not maintained Fund expenses and had imposed a full management fee, total returns for the one , five and ten year periods would have been lower.

(1) If the Adviser had not temporarily capped expenses for the period November 1, 1990 through October 31, 1995, the average annual total return of the Fund for the five year and ten year periods would have been lower.


          Average Annual Total Return for period ended October 31, 1998

                                       One        Five         Ten       Life of
                                      Year        Years       Years      Fund(1)

Scudder Limited Term Tax Free Fund*   5.37%        --          --         5.07%


* If the Adviser had not maintained Fund expenses and had imposed a full management fee, total return would have been lower.

(1) For the period beginning February 15, 1994 (commencement of operations).

      Cumulative Total Return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the cumulative rates of return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                 C = (ERV/P) - 1
          Where:
                 C     =     Cumulative Total Return
                 P     =     a hypothetical initial investment of $1,000
                 ERV   =     ending redeemable value: ERV is the value, at the
                             end of the applicable period, of a hypothetical
                             $1,000 investment made at the beginning of the applicable period.

           Cumulative Total Return for periods ended December 31, 1998


                                              One          Five          Ten
                                              Year        Years         Years

Scudder Medium Term Tax Free Fund*            5.58%       30.46%        99.18%

Scudder Managed Municipal Bonds               6.23%       33.04%       118.91%

Scudder High Yield Tax Free Fund**            6.38%       36.03%       127.88%

* The foregoing cumulative total return for ten years includes the period prior to November 1, 1990, during which the Fund operated under the investment objective and policies of Scudder Tax Free Target Fund 1990 Portfolio. Cumulative total return figures for the periods prior to November 1, 1990 should not be considered representative of the present Fund. Since the adoption of its current objectives on November 1, 1990, the cumulative total return is 80.03%.

** If the Adviser had not maintained Fund expenses and had imposed a full management fee, cumulative total return would have been lower.


            Cumulative Total Return for period ended October 31, 1998

                                       One       Five         Ten       Life of
                                      Year       Years       Years       Fund

Scudder Limited Term Tax Free Fund*   5.37%       --          --       26.21%(1)


* If the Adviser had not maintained Fund expenses and had imposed a full management fee, cumulative total return would have been lower.

(1) For the period beginning February 15, 1994 (commencement of operations).

      Total Return is the rate of return on an investment for a specified period of time calculated in the same manner as Cumulative Total Return.

      SEC Yield is the net annualized yield based on a specified 30-day (or one month) period assuming a semiannual compounding of income. Included in net investment income is the amortization of market premium or accretion of market and original issue discount. Yield, sometimes referred to as a Fund's "SEC yield," is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                          YIELD = 2[(a-b/cd + 1)6 - 1]

           Where:
                   a     =     dividends and interest earned during the period.
                   b     =     expenses accrued for the period (net of expense
                               maintenance).
                   c     =     the average daily number of shares outstanding
                               during the period that were entitled to receive
                               dividends.
                   d     =     the maximum offering price per share on the last
                               day of the period.

              Yields for the 30-day period ended December 31, 1998


      Scudder Medium Term Tax Free Fund                      3.55%

      Scudder Managed Municipal Bonds                        3.98%

      Scudder High Yield Tax Free Fund                       4.20%

      Scudder Limited Term Tax Free Fund                     3.24%


      Tax-Equivalent Yield is the net annualized taxable yield needed to produce a specified tax-exempt yield at a given tax rate based on a specified 30-day (or one month) period assuming a reinvestment of all dividends paid during such period (a method known as "semiannual compounding"). Tax-equivalent yield is calculated by dividing that portion of the Fund's yield (as computed in the yield description in D., above) which is tax-exempt by one minus a stated Federal income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt.

                  Tax-Equivalent Yields as of December 31, 1998

                               TAXABLE EQUIVALENT*

                                     28%         31%         36%        39.6%
FUND                             Tax Bracket Tax Bracket Tax Bracket Tax Bracket
----                             ----------- ----------- ----------- -----------

Scudder Medium Term Tax Free Fund   4.93%       5.14%       5.55%       5.88%

Scudder Managed Municipal Bonds     3.98%       5.53%       5.77%       6.22%

Scudder High Yield Tax Free Fund    5.83%       6.09%       6.56%       6.95%

Scudder Limited Term Tax Free Fund  4.50%       4.70%       5.06%       5.36%


*     Based on federal income tax rates in effect for the 1998 taxable year.


Tax-Exempt Income vs. Taxable Income


      The following table illustrates comparative yields from taxable and tax-exempt obligations under federal income tax rates in effect for the 1998 calendar year.



                        Federal        To Equal Hypothetical Tax-Free Yields of
                       Tax Rates      5%, 7% and 9%, a Taxable Investment Would
 1998 Taxable          Individual                   Have To Earn**
Income Brackets          Return           5%             7%             9%
--------------------------------------------------------------------------------

$0 - $24,650             15.0%           5.88%         8.24%          10.59%
$24,651- $59,750         28.0%           6.94%         9.72%          12.50%
$59,751 - $124,650       31.0%           7.25%         10.14%         13.04%
$124,651 - $271,050      36.0%           7.81%         10.94%         14.06%
Over $271,050            39.6%           8.28%         11.59%         14.90%

 1998 Taxable            Joint
Income Brackets          Return           5%             7%             9%
--------------------------------------------------------------------------------

$0 - $41,200             15.0%           5.88%         8.24%          10.59%
$41,201 - $99,600        28.0%           6.94%         9.72%          12.50%
$99,601 - $151,750       31.0%           7.25%         10.14%         13.04%
$151,751 - $271,050      36.0%           7.81%         10.94%         14.06%
Over $271,050            39.6%           8.28%         11.59%         14.90%

** These illustrations assume the Federal alternative minimum tax is not applicable, that an individual is not a "head of household" and claims one exemption and that taxpayers filing a joint return claim two exemptions. Note also that these federal income tax brackets and rates do not take into account the effects of (i) a reduction in the deductibility of itemized deductions for taxpayers whose federal adjusted gross income exceeds $114,700 ($57,350 in the case of a married individual filing a separate return), or of (ii) the gradual phaseout of the personal exemption amount for taxpayers whose federal adjusted gross income exceeds $114,700 (for single individuals) or $172,050 (for married individuals filing jointly). The effective federal tax rates and equivalent yields for such taxpayers would be higher than those shown above.


Example:

      Based on 1998 federal tax rates, a married couple filing a joint return with two exemptions and taxable income of $40,000 would have to earn a tax-equivalent yield of 6.94% in order to match a tax-free yield of 5%.


      There is no guarantee that a fund will achieve a specific yield. While most of the income distributed to the shareholders of each Fund will be exempt from federal income taxes, portions of such distributions may be subject to federal income taxes. Distributions may also be subject to state and local taxes.

* Net amount subject to federal income tax after deductions and exemptions, exclusive of the alternative minimum tax.

      As described above, average annual total return, cumulative total return, total return, yield, and tax-equivalent yield are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. Average annual total return, cumulative total return, total return, yield, and tax-equivalent yield for a Fund will vary based on changes in market conditions and the level of a Fund's expenses.

      Investors should be aware that the principal of each Fund is not insured.

Comparison of Fund Performance

      A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of a Fund with performance quoted with respect to other investment companies or types of investments.

      In connection with communicating its performance to current or prospective shareholders, a Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to the Dow Jones Industrial Average, the Consumer Price Index, Standard & Poor's 500 Composite Stock Price Index (S&P
500), the Nasdaq OTC Composite Index, the Nasdaq Industrials Index, the Russell 2000 Index, and statistics published by the Small Business Administration.

      From time to time, in advertising and marketing literature, a Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as, Investment Company Data, Inc. ("ICD"), Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, a Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk. For instance, a Scudder growth fund will be compared to funds in the growth fund category; a Scudder income fund will be compared to funds in the income fund category; and so on. Scudder funds (except for money market funds) may also be compared to funds with similar volatility, as measured statistically by independent organizations.

      From time to time, in marketing and other Fund literature, Trustees and officers of the Funds, each Fund's portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Funds. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.

      The Funds may be advertised as an investment choice in Scudder's college planning program. The description may contain illustrations of projected future college costs based on assumed rates of inflation and examples of hypothetical fund performance, calculated as described above.

      Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.

      Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Funds. The description may include a "risk/return spectrum" that compares the Funds to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Funds to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

      Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, a fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include a fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.

      A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

      Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities.

      Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the Funds, including reprints of, or selections from, editorials or articles about these Funds. Sources for Fund performance information and articles about the Funds include the following:

American Association of Individual Investors' Journal, a monthly publication of the AAII that includes articles on investment analysis techniques.

Asian Wall Street Journal, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.

Banxquote, an on-line source of national averages for leading money market and bank CD interest rates, published on a weekly basis by Masterfund, Inc. of Wilmington, Delaware.

Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

CDA Investment Technologies, Inc., an organization which provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate market indices.

Consumer Digest, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

Financial Times, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

Financial World, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

The Frank Russell Company, a West-Coast investment management firm that periodically evaluates international stock markets and compares foreign equity market performance to U.S. stock market performance.

Global Investor, a European publication that periodically reviews the performance of U.S. mutual funds investing internationally.

IBC Money Fund Report, a weekly publication of IBC Financial Data, Inc., reporting on the performance of the nation's money market funds, summarizing money market fund activity and including certain averages as performance benchmarks, specifically "IBC's Money Fund Average," and "IBC's Government Money Fund Average."

Ibbotson Associates, Inc., a company specializing in investment research and data.

Investment Company Data, Inc., an independent organization which provides performance ranking information for broad classes of mutual funds.

Investor's Business Daily, a daily newspaper that features financial, economic, and business news.

Kiplinger's Personal Finance Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund.

Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

Morgan Stanley International, an integrated investment banking firm that compiles statistical information.

Mutual Fund Values, a biweekly Morningstar, Inc. publication that provides ratings of mutual funds based on fund performance, risk and portfolio characteristics.

The New York Times, a nationally distributed newspaper which regularly covers financial news.

The No-Load Fund Investor, a monthly newsletter, published by Sheldon Jacobs, that includes mutual fund performance data and recommendations for the mutual fund investor.

No-Load Fund*X, a monthly newsletter, published by DAL Investment Company, Inc., that reports on mutual fund performance, rates funds and discusses investment strategies for the mutual fund investor.

Personal Investing News, a monthly news publication that often reports on investment opportunities and market conditions.

Personal Investor, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

SmartMoney, a national personal finance magazine published monthly by Dow Jones and Company, Inc. and The Hearst Corporation. Focus is placed on ideas for investing, spending and saving.

Success, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

United Mutual Fund Selector, a semi-monthly investment newsletter, published by Babson United Investment Advisors, that includes mutual fund performance data and reviews of mutual fund portfolios and investment strategies.

USA Today, a leading national daily newspaper.

U.S. News and World Report, a national news weekly that periodically reports mutual fund performance data.

Value Line Mutual Fund Survey, an independent organization that provides biweekly performance and other information on mutual funds.

The Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

Wiesenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records and price ranges.

Working Woman, a monthly publication that features a "Financial Workshop" section reporting on the mutual fund/financial industry.

Worth, a national publication issued 10 times per year by Capital Publishing Company, a subsidiary of Fidelity Investments. Focus is placed on personal financial journalism.

                            ORGANIZATION OF THE FUNDS

              (See "Investment Adviser" in the Funds' prospectus.)

      Scudder Medium Term Tax Free Fund is a series of Scudder Tax Free Trust, a Massachusetts business trust established under a Declaration of Trust dated December 28, 1982, as amended. Scudder Limited Term Tax Free Fund is the other series of the Trust. The name and investment objectives of SMTTFF were changed effective November 1, 1990. Scudder Municipal Trust is a Massachusetts business trust established under a Declaration of Trust dated September 24, 1976, as amended. The Trustees of Scudder Municipal Trust have established and designated two series of the Trust: Scudder Managed Municipal Bonds and Scudder High Yield Tax Free Fund. Each Fund's authorized capital consists of an unlimited number of shares of beneficial interest, $.01 par value. All shares of each Fund issued and outstanding will be fully paid and non-assessable by the Funds, and redeemable as described in this Statement of Additional Information.

      All shares of STFT are of one class and have equal rights as to voting, dividends and liquidation. The Trustees of STFT have the authority to issue two or more series of shares and to designate the relative rights and preferences as between the different series. If more than one series of shares were issued and a series were unable to meet its obligations, the remaining series might have to assume the unsatisfied obligations of that series. All shares issued and outstanding will be fully paid and non-assessable by the Funds and redeemable as described in this Statement of Additional Information and in the Funds' prospectus.

      The shares of SMT are issued in separate series, each share of which represents an equal proportionate interest in that series with each other share of that series. The Trustees of SMT have the authority to designate additional series and to designate the relative rights and preferences as between the different series.

      The Trustees of SMT, in their discretion, may authorize the division of shares of each of their respective Funds (or shares of a series) into different classes permitting shares of different classes to be distributed by different methods.

Although shareholders of different classes of a series would have an interest in the same portfolio of assets, shareholders of different classes may bear different expenses in connection with different methods of distribution. The Trustees have no present intention of taking the action necessary to effect the division of shares into separate classes (which under present regulations would require the Funds first to obtain an exemptive order of the SEC), nor of changing the method of distribution of shares of the Funds.

      Currently, the assets of SMT and STFT received for the issue or sale of the shares of each series and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such series and constitute the underlying assets of such series. The underlying assets of each series are segregated on the books of account, and are to be charged with the liabilities in respect to such series and with a share of the general liabilities of SMT. If a series were unable to meet its obligations, the assets of all other series may in some circumstances be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them. Expenses with respect to any two or more series are to be allocated in proportion to the asset value of the respective series except where allocations of direct expenses can otherwise be fairly made. The officers of SMT and STFT, subject to the general supervision of the Trustees, have the power to determine which liabilities are allocable to a given series, or which are general or allocable to two or more series. In the event of the dissolution or liquidation of SMT and STFT, the holders of the shares of any series are entitled to receive as a class the underlying assets of such shares available for distribution to shareholders.

      Shares of SMT and STFT entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series. For example, a change in investment policy for a series would be voted upon only by shareholders of the series involved. Additionally, approval of the investment advisory agreement is a matter to be determined separately by each series. Approval by the shareholders of one series is effective as to that series whether or not enough votes are received from the shareholders of the other series to approve such agreement as to the other series.

      Each Fund's Declaration of Trust provides that obligations of the Fund involved are not binding upon the Trustees individually but only upon the property of that Fund, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that the Fund involved will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Fund except if it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund involved. However, nothing in the Declarations of Trust protect or indemnify a Trustee or officer against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

                               INVESTMENT ADVISER

              (See "Investment Adviser" in the Funds' prospectus.)

      Scudder Kemper Investments, Inc. (the "Adviser"), an investment counsel firm, acts as investment adviser to the Funds. This organization, the predecessor of which is Scudder, Stevens & Clark, Inc., is one of the most experienced investment counsel firms in the U.S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 the Adviser introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On June 26, 1997, the Adviser's predecessor entered into an agreement with Zurich Insurance Company ("Zurich") pursuant to which the predecessor and Zurich agreed to form an alliance. On December 31, 1997, Zurich acquired a majority interest in Scudder, and Zurich made its subsidiary Zurich Kemper Investments, Inc., a part of the predecessor organization. The predecessor's name has been changed to Scudder Kemper Investments, Inc.

      Founded in 1872, Zurich is a multinational, public corporation organized under the laws of Switzerland. Its home office is located at Mythenquai 2, 8002 Zurich, Switzerland. Historically, Zurich's earnings have resulted from its operations as an insurer as well as from its ownership of its subsidiaries and affiliated companies (the "Zurich Insurance Group"). Zurich and the Zurich Insurance Group provide an extensive range of insurance products and services and have branch offices and subsidiaries in more than 40 countries throughout the world.

      The principal source of the Adviser's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations. In addition, it manages Montgomery Street Income Securities, Inc., Scudder California Tax Free Trust, Scudder Cash Investment Trust, Scudder Equity Trust, Scudder Fund, Inc., Scudder Funds Trust, Scudder Global Fund, Inc., Scudder GNMA Fund, Scudder Portfolio Trust, Scudder Institutional Fund, Inc., Scudder International Fund, Inc., Scudder Investment Trust, Scudder Municipal Trust, Scudder Mutual Funds, Inc., Scudder New Asia Fund, Inc., Scudder New Europe Fund, Inc., Scudder Pathway Series, Scudder Securities Trust, Scudder State Tax Free Trust, Scudder Tax Free Money Fund, Scudder Tax Free Trust, Scudder U.S. Treasury Money Fund, Scudder Variable Life Investment Fund, The Argentina Fund, Inc., The Brazil Fund, Inc., Scudder Spain and Portugal Fund, Inc., Scudder Global High Income Fund, Inc., The Korea Fund, Inc. and The Japan Fund, Inc. Some of the foregoing companies or trusts have two or more series.

      The Adviser also provides investment advisory services to the mutual funds which comprise the AARP Investment Program from Scudder. The AARP Investment Program from Scudder has assets over $12 billion and includes the AARP Growth Trust, AARP Income Trust, AARP Tax Free Income Trust, AARP Managed Investment Portfolios Trust and AARP Cash Investment Funds.

      Pursuant to an Agreement between Scudder Kemper Investments, Inc. and AMA Solutions, Inc., a subsidiary of the American Medical Association (the "AMA"), dated May 9, 1997, the Adviser has agreed, subject to applicable state regulations, to pay AMA Solutions, Inc. royalties in an amount equal to 5% of the management fee received by the Adviser with respect to assets invested by AMA members in Scudder funds in connection with the AMA InvestmentLink(SM) Program. The Adviser will also pay AMA Solutions, Inc. a general monthly fee, currently in the amount of $833. The AMA and AMA Solutions, Inc. are not engaged in the business of providing investment advice and neither is registered as an investment adviser or broker/dealer under federal securities laws. Any person who participates in the AMA InvestmentLink(SM) Program will be a customer of the Adviser (or of a subsidiary thereof) and not the AMA or AMA Solutions, Inc. AMA InvestmentLink(SM) is a service mark of AMA Solutions, Inc.

      The Adviser maintains a large research department, which conducts ongoing studies of the factors that affect the position of various industries, companies and individual securities. The Adviser receives published reports and statistical compilations from issuers and other sources, as well as analyses from brokers and dealers who may execute portfolio transactions for the Adviser's clients. However, the Adviser regards this information and material as an adjunct to its own research activities. In selecting the securities in which the Funds may invest, the conclusions and investment decisions of the Adviser with respect to the Funds are based primarily on the analyses of its own research department.

      Certain investments may be appropriate for more than one of the Funds (or more than one series of SMT and STFT) and also for other clients advised by the Adviser, in particular the other Scudder tax free funds. Investment decisions for the Funds and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Fund. Purchase and sale orders for a Fund may be combined with those of other clients of the Adviser in the interest of achieving the most favorable net results to the Funds.


      The transaction between Scudder and Zurich resulted in the assignment of each Funds' investment management agreement with Scudder, the agreements were deemed to be automatically terminated at the consummation of the transaction. In anticipation of the transaction, however, new investment management agreements between the Funds and the Adviser were approved by the Funds' Trustees. At the special meeting of the Funds' shareholders held on October 24, 1997, the shareholders also approved proposed new investment management agreements. The new investment management agreements (the "1997 Agreements") became effective as of December 31, 1997 and were in effect for an initial term ending on September 30, 1998. The Agreements are in all material respects on the same terms as the previous investment management agreements which they supersede. The Agreements incorporate conforming changes which promote consistency among all of the funds advised by the Adviser and which permit ease of administration.

      On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in Scudder Kemper) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial Services Group. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services Group, with the balance initially owned by former B.A.T shareholders.

      Upon consummation of this transaction, the Funds' existing investment management agreements with Scudder Kemper were deemed to have been assigned and, therefore, terminated. The Board has approved new investment management agreements (the "Agreements") with Scudder Kemper, which are substantially identical to the current investment management agreements, except for the date of execution and termination. The agreements became effective September 7, 1998, upon the termination of the then current investment management agreements and were approved at a shareholder meeting held in December 1998.


      The Agreements dated September 7, 1998 were approved by the Trustees on August 6, 1998. The Agreements will continue in effect until September 30, 1999 and from year to year thereafter only if their continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreements or interested persons of the Adviser or the Trust, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Trust's Trustees or of a majority of the outstanding voting securities of the Funds. The Agreements may be terminated at any time without payment of penalty by either party on sixty days' notice and automatically terminates in the event of its assignment.


      Under the Agreements, the Adviser regularly provides the Funds with continuing investment management consistent with each Fund's investment objectives, policies and restrictions and determines what securities shall be purchased for each Fund, what securities shall be held or sold by each Fund, and what portion of each Fund's assets shall be held uninvested, subject always to the provisions of each Fund's Declaration of Trust and By-Laws, of the 1940 Act and the Code and to each Fund's investment objectives, policies and restrictions, and subject further to such policies and instructions as the Trustees of each Fund may from time to time establish. The Adviser also advises and assists the officers of each Fund in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of the Funds.

      Under the Agreements, the Adviser also renders significant administrative services (not otherwise provided by third parties) necessary for the Funds' operations as an open-end investment company including, but not limited to, preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to the Funds (such as the Funds' transfer agent, pricing agents, custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Funds' federal, state and local tax returns; preparing and filing the Fund's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of the Funds under applicable federal and state securities laws; maintaining the Funds' books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Funds; assisting in the resolution of accounting and legal issues; establishing and monitoring the Funds' operating budget; processing the payment of the Funds' bills; assisting the Funds in, and otherwise arranging for, the payment of distributions and dividends and otherwise assisting the Funds in the conduct of its business, subject to the direction and control of the Trustees.

      The Adviser pays the compensation and expenses (except expenses incurred in attending Board and committee meetings outside New York, New York and Boston, Massachusetts) of all Trustees and executive employees of each Fund affiliated with the Adviser and makes available, without expense to the Funds, the services of such trustees, officers and employees of the Adviser as may duly be elected Trustees of the Funds, subject to their individual consent to serve and to any limitations imposed by law, and provides each Fund's office space and facilities.


      For the above services, SLTTFF pays the Adviser an annual rate of 0.60% of the average daily net assets of the Fund. The Adviser agreed to maintain the annualized expenses at 0.75% of average daily net assets until July 31, 1999. The Agreement provides that if the Fund's expenses, exclusive of taxes, interest and extraordinary expenses exceed specific limits, such excess, up to the amount of the management fee, will be paid by the Adviser. The Adviser retains the ability to be repaid by the Fund if expenses fall below the specified limit prior to the end of the fiscal year. These expense limitation arrangements can decrease the Fund's expenses and improve its performance. For the fiscal year ended October 31, 1996, the Adviser did not impose a portion of its fee amounting to $230,799 and the fee imposed aggregated $500,912, all of which was unpaid at October 31, 1996. For the year ended October 31, 1997, the Adviser did not impose a portion of its fee amounting to $93,434 and the fee imposed aggregated $629,013, of which

$58,676 was unpaid at October 31, 1997. For the year ended October 31, 1998, the Adviser did not impose a portion of its fee amounting to $707,892 and the fee imposed aggregated $89,875.

      The Adviser has agreed to contractually maintain the annualized expenses of SLTTFF at 0.75% of average daily net assets until July 31, 1999.


      For the above services SMTTFF pays an annual rate of 0.60 of 1% of the first $500 million of average daily net assets and 0.50 of 1% of such assets in excess of $500 million on an annual basis.


      For the years ended December 31, 1996, 1997 and 1998, SMTTFF's fees pursuant to such Agreement amounted to $3,879,293, $3,710,976 and $3,867,414, respectively.


      For the above services SMMB pays an annual rate of 0.55 of 1% on the first $200 million of average daily net assets and 0.50 of 1% on the next $500 million and 0.475 of 1% of average daily net assets in excess of $700 million, payable monthly, provided the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid.


      For the years ended December 31, 1996, 1997 and 1998, aggregate fees incurred by SMMB pursuant to its investment advisory agreement amounted to $3,826,131, $3,705,253 and $3,760,257, respectively.


      For the above services SHYTFF pays an annual rate of 0.65 of 1% on the first $300 million of average daily net assets and 0.60 of 1% on such net assets in excess of $300 million, payable monthly, provided the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid.


      The Adviser agreed not to impose all or a portion of its investment advisory fee with respect to SHYTFF in order to maintain the annualized expenses of the Fund at not more than 0.80% of average daily net assets of the Fund until April 30, 1996. For the years ended December 31, 1996, 1997 and 1998, fees incurred by SHYTFF amounted to $1,885,083, $2,050,368 and $2,440,931, respectively. For the year ended December 31, 1996, the Adviser did not impose a fee which would have amounted to $121,432.


      Legal counsel has advised the Fund that for completed fiscal periods the Adviser would have been liable for failure to comply with the terms of a publicly announced expense limitation.

      Under the Agreements, each Fund is responsible for all of its other expenses, including fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; legal, auditing and accounting expenses; taxes and governmental fees; the fees and expenses of the Transfer Agent; the cost of preparing share certificates and any other expenses, including clerical expenses, of issuance, sale, underwriting, distribution, redemption or repurchase of shares; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of the Trustees, officers and employees of the Funds who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians. Each Fund may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of such Fund. Each Fund is also responsible for expenses of shareholders' meetings and expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees with respect thereto.


     The expense ratio for SLTTFF for the years ended October 31, 1996, 1997 and 1998 were 0.63%, 0.75% and 0.75%, respectively. The expense ratios for SMTTFF for the years ended December 31, 1996, 1997 and 1998 were 0.72%, 0.74% and 0.72%, respectively. The expense ratios of SMMB for the years ended December 31, 1996, 1997 and 1998 were 0.63%, 0.64% and 0.62%, respectively. Since the Adviser maintained Fund expenses as described above, the expense ratios for SHYTFF were 0.91%, 0.90% and 0.84% for the years ended December 31, 1996, 1997 and 1998, respectively. If expense maintenance had not been in effect, total annualized Fund operating expenses for SHYTFF for the year ended 1996 would have been 0.95% of average daily net assets. Any such fee advance required to be returned to a Fund will be returned as promptly as practicable after the end of the Fund's year. However, no fee payment will be made to the Adviser during any year which will cause year-to-date expenses to exceed the cumulative pro rata expense limitation at the time of such payment. The amortization of organizational costs is described herein under "ADDITIONAL INFORMATION -- Other Information."

      The Agreements identify the Adviser as the exclusive licensee of the rights to use and sublicense the names "Scudder," "Scudder Kemper Investments, Inc." and "Scudder Stevens & Clark, Inc." (together, the "Scudder Marks"). Under this license, each Trust, with respect to a Fund, has the non-exclusive right to use and sublicense the Scudder name and marks as part of its name, and to use the Scudder Marks in the Trust's investment products and services.

      In reviewing the terms of the Agreements and in discussions with Scudder Kemper Investments, Inc. concerning the Agreements, Trustees who are not "interested persons" of the Adviser are represented by independent counsel at each Fund's expense.

      The Agreements provide that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by one of the Funds in connection with matters to which the Agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the Agreements.

      Officers and employees of the Adviser from time to time may have transactions with various banks, including the Funds' custodian bank. It is the Adviser's opinion that the terms and conditions of those transactions were not influenced by existing or potential custodial or other Fund relationships.

      The Adviser may serve as adviser to other funds with investment objectives and policies similar to those of the Funds that may have different distribution arrangements or expenses, which may affect performance.

      None of the Trustees or Officers of a Fund may have dealings with that Fund as principals in the purchase or sale of securities, except as individual subscribers to or holders of shares of the Fund.

Personal Investments by Employees of the Adviser

      Employees of the Adviser are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the Adviser's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Funds. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                                                              Position with
                                                              Underwriter,
                       Position with     Principal            Scudder Investor
Name, Age and Address  Trust             Occupation**         Services, Inc.
---------------------  -------------     ------------         ----------------

Daniel Pierce*+        President and     Managing Director    Vice President,
(64)                   Trustee           of Scudder Kemper    Director and
                                         Investments, Inc.    Assistant
                                                              Treasurer

Henry P. Becton, Jr.   Trustee           President and        --
(55)                                     General Manager,
WGBH                                     WGBH Educational
125 Western Avenue                       Foundation
Allston, MA 02134

Dawn-Marie Driscoll    Trustee           Executive Fellow,    --
(52)                                     Center for Business
Driscoll Associates                      Ethics, Bentley
4909 SW 9th Place                        College; President,
Cape Coral, FL  33914                    Driscoll Associates
                                         (consulting firm)

                                                              Position with
                                                              Underwriter,
                       Position with     Principal            Scudder Investor
Name, Age and Address  Trust             Occupation**         Services, Inc.
---------------------  -------------     ------------         ----------------

Peter B. Freeman (66)  Trustee           Trustee, Eastern     --
100 Alumni Avenue                        Utilities
Providence, RI  02906                    Associates;
                                         Director, Swan
                                         Point Cemetery;
                                         Director, AMICA
                                         Mutual Insurance
                                         Co.; Trustee,
                                         various
                                         non-family trusts
                                         and charitable
                                         institutions;
                                         Director, the
                                         A.H. Belo Company

George M. Lovejoy,     Trustee           President and        --
Jr. (68)                                 Director, Fifty
50 Congress Street                       Associates (real
Suite 543                                estate investment
Boston, MA  02109-4002                   trust)

Wesley W. Marple, Jr.  Trustee           Professor of         --
(67)                                     Business
Northeastern University                  Administration,
413 Hayden Hall                          Northeastern
360 Huntington Avenue                    University, College
Boston, MA  02115                        of Business
                                         Administration

Kathryn L. Quirk*#     Trustee, Vice     Managing Director    Senior Vice
(46)                   President and     of Scudder Kemper    President,
                       Assistant         Investments, Inc.    Director and
                       Secretary                              Clerk

Jean C. Tempel (55)    Trustee           Venture Partner,     --
Internet Capital Corp.                   Internet Capital
10 Post Office Square                    Corp.
Suite 1325
Boston, MA 02109-4603

Philip G. Condon+ (48) Vice              Managing Director    Senior Vice
                       President (1)     of Scudder Kemper    President and
                                         Investments, Inc.    Director

Thomas W. Joseph+      Vice President    Senior Vice          Vice President,
(59)                                     President of         Director,
                                         Scudder Kemper       Treasurer and
                                         Investments, Inc.    Assistant Clerk

Ashton P. Goodfield+   Vice              Senior Vice          --
(35)                   President (2)     President of Scudder
                                         Kemper Investments,
                                         Inc.

Ann M. McCreary#(42)   Vice President    Managing Director    --
                                         of Scudder Kemper
                                         Investments, Inc.

Thomas F. McDonough+   Vice President,   Senior Vice          Assistant Clerk
(52)                   Treasurer, and    President of Scudder
                       Secretary         Kemper Investments,
                                         Inc.

                                                              Position with
                                                              Underwriter,
                       Position with     Principal            Scudder Investor
Name, Age and Address  Trust             Occupation**         Services, Inc.
---------------------  -------------     ------------         ----------------

John R. Hebble+        Treasurer         Senior Vice          --
(40)                                     President of Scudder
                                         Kemper Investments,
                                         Inc.

Caroline Pearson+      Assistant         Senior Vice          --
(36)                   Secretary         President, Scudder
                                         Kemper Investments,
                                         Inc.; Associate,
                                         Dechert Price &
                                         Rhoads (law firm),
                                         1989-1997


(1)   SMT

(2)   STFT

* Mr. Pierce and Ms. Quirk are considered by the Funds and their counsel to be Trustees who are "interested persons" of the Adviser or of the Funds, within the meaning of the 1940 Act.

**    Unless otherwise stated, all Trustees and Officers have been associated with their respective companies for more than five years but not necessarily in the same capacity.

+     Address:  Two International Place, Boston, Massachusetts 02110

#     Address:  345 Park Avenue, New York, New York 10154


      Ms. Tempel, Ms. Quirk and Mr. Freeman are members of the Executive Committee of STFT; Messrs. Lovejoy, Marple and Pierce are members of the Executive Committee of SMT. Each Committee has the power to declare dividends from ordinary income and distributions of realized capital gains to the same extent as its Board is so empowered.


      As of January 31, 1999, all Trustees and officers of STFT as a group owned beneficially (as that term is defined in Section 13(d) under the Exchange Act) less than 1% of SMTTFF.

      Certain accounts for which the Adviser acts as investment adviser owned __________ shares in the aggregate, or _____% of the outstanding shares of SMTTFF on January 31, 1999. The Adviser may be deemed to be the beneficial owner of such shares but disclaims any beneficial ownership in such shares.

      As of January 31, 1999, _________ shares in the aggregate, ____% of the outstanding shares of SMTTFF, were held in the name of Charles Schwab & Co., 101 Montgomery Street, San Francisco, CA 94104, who may be deemed to be the beneficial owner of certain of these shares, but disclaims any beneficial ownership therein.

      To the knowledge of STFT, as of January 31, 1999, no person owned beneficially more than 5% of SMTTFF's outstanding shares, except as stated above.

      As of January 31, 1999, all Trustees and officers of STFT as a group owned beneficially (as the term is defined in Section 13(d) under the Exchange Act) less than 1% of SLTTFF.

      Certain accounts for which the Adviser acts as investment adviser owned _________ shares in the aggregate or ____% of the outstanding shares of SLTTFF on January 31, 1999. The Adviser may be deemed to be the beneficial owner of such shares but disclaims any beneficial ownership in such shares.

      As of January 31, 1999, _______ shares in the aggregate, or ____% of the outstanding shares of SLTTFF, were held in the name of Q.A. Shaw McDean Jr., P.O. Box 313 70 West River Road, Rumson, NJ 07760.

      As of January 31, 1999, all Trustees and officers of SMT as a group owned beneficially (as that term is defined under Section 13(d) of the Exchange Act) less than 1% of the shares of SMMB.

      Certain accounts for which the Adviser acts as investment adviser owned __________ shares in the aggregate, or _____% of the outstanding shares of SMMB on January 31, 1999. The Adviser may be deemed to be the beneficial owner of such shares but disclaims any beneficial interest in such shares.

      As of January 31, 1999, _________ shares in the aggregate, ____% of the outstanding shares of SMMB, were held in the nominees of Fiduciary Trust Company. Fiduciary Trust Company may be deemed to be the beneficial owner of certain of these shares, but disclaims any beneficial ownership therein.

      To the knowledge of SMT, as of January 31, 1999, no person owned beneficially more than 5% of SMMB's outstanding shares except as stated above.

      As of January 31, 1999, all Trustees and Officers of SMT as a group owned beneficially (as that term is defined under Section 13(d) of the Exchange Act) less than 1% of the shares of SHYTFF.

      As of January 31, 1999, _________ shares in the aggregate, ____% of the outstanding Shares of SHYTFF were held in the name of Charles Schwab & Co., 101 Montgomery Street, San Francisco, CA 94104, who may be deemed to be the beneficial owner of certain of these shares but disclaims any beneficial ownership therein.

      To the knowledge of SMT, as of January 31, 1999, no person owned beneficially more than 5% of SHYTFF's outstanding shares, except as stated above.

      The Trustees and Officers of STFT and SMT also serve in similar capacities with other Scudder funds.

                                  REMUNERATION

Responsibilities of the Board -- Board and Committee Meetings

      The Board of Trustees is responsible for the general oversight of the Funds' business. A majority of the Board's members are not affiliated with the Adviser. These "Independent Trustees" have primary responsibility for assuring that the Funds are managed in the best interests of their shareholders.

      The Board of Trustees meets at least quarterly to review the investment performance of the Funds and other operational matters, including policies and procedures designated to assure compliance with various regulatory requirements. At least annually, the Independent Trustees review the fees paid to the Adviser and its affiliates for investment advisory services and other administrative and shareholder services. In this regard, they evaluate, among other things, the Funds' investment performance, the quality and efficiency of the various other services provided, costs incurred by the Adviser and its affiliates, and comparative information regarding fees and expenses of competitive funds. They are assisted in this process by the Funds' independent public accountants and by independent legal counsel selected by the Independent Trustees.

      All of the Independent Trustees serve on the Committee on Independent Trustees, which nominates Independent Trustees and considers other related matters, and the Audit Committee, which selects the Fund's independent public accountants and reviews accounting policies and controls. In addition, Independent Trustees from time to time have established and served on task forces and subcommittees focusing on particular matters such as investment, accounting and shareholder service issues.

Compensation of Officers and Trustees


      The Independent Trustees receive the following compensation from each
Fund: an annual trustee's fee of $4,800; a fee of $150 for attendance at each board meeting, audit committee meeting, or other meeting held for the purposes of considering arrangements between the Trust on behalf of each Fund and the Adviser or any affiliate of the Adviser; $75 for all other committee meetings and reimbursement of expenses incurred for travel to and from Board Meetings. No additional compensation is paid to any Independent Trustee for travel time to meetings, attendance at trustees' educational seminars or conferences, service on industry or association committees, participation as speakers at trustees' conferences or service on special trustee task forces or subcommittees. The Independent Trustee who serves as lead or liason Trustee receives an additional annual retainer fee of $500 from each Fund. Independent Trustees do not receive any employee benefits such as pension or retirement benefits or health insurance. Notwithstanding the schedule of fees, the Independent Trustees have in the past and may in the future waive a portion of their compensation. or other activities.

      The Independent Trustees also serve in the same capacity for other funds managed by the Adviser. These funds differ broadly in type and complexity and in some cases have substantially different Trustee fee schedules. The following table shows the aggregate compensation received by each Independent Trustee during 1998 from the Trust and from all of Scudder funds as a group.


                                Paid by the Trusts
                                ------------------
                              Scudder                           Paid
                             Municipal    Scudder Tax          by the
        Name                   Trust*     Free Trust**          Funds
        ----                   ------     ------------          -----
Henry P. Becton, Jr.,
Trustee                      $12,046.42   $12,046.42    $135,000  (28 funds)

Dawn-Marie Driscoll,
Trustee                      $12,899.96   $12,899.96    $145,000  (28 funds)

Peter B. Freeman,
Trustee                      $12,143.64   $12,143.64    $172,425  (46 funds)

George M. Lovejoy, Jr.,
Trustee                      $12,046.42   $12,046.42    $148,600  (29 funds)

Wesley W. Marple, Jr.,
Trustee                      $12,046.42   $12,046.21    $135,000  (28 funds)

Jean C. Tempel,
Trustee                      $12,067.86   $12,067.86    $135,000  (29 funds)


* Scudder Municipal Trust consists of two Funds: Scudder Managed Municipal Bonds and Scudder High Yield Tax Free Fund

**    Scudder Tax Free Trust consists of two Funds: Scudder Medium Term Tax Free
Fund and Scudder Limited Term Tax Free Fund


      No fees were incurred by the Funds with respect to the alliance with B.A.T.


      Members of the Board of Trustees who are employees of the Adviser or its affiliates receive no direct compensation from the Trusts, although they are compensated as employees of the Adviser, or its affiliates as a result of which they may be deemed to participate in fees paid by each Fund.

                                   DISTRIBUTOR

      Each Fund has an underwriting agreement with Scudder Investor Services, Inc. (the "Distributor"), Two International Place, Boston, MA 02110-4103, a Massachusetts corporation, which is a subsidiary of the Adviser, a Delaware corporation. The underwriting agreements of SLTTFF, SMTTFF, SMMB and SHYTFF each dated September 7, 1998 will remain in effect until September 30, 1999 and from year to year thereafter only if its continuance is approved annually by a majority of the Trustees who are not parties to such agreement or "interested persons" of any such party and by a vote either of a majority of the Trustees or a majority of the outstanding voting securities of the relevant Fund. The underwriting agreement of each Fund was last approved by the Trustees on August 10, 1998.

      Under the underwriting agreements, each Fund is responsible for: the payment of all fees and expenses in connection with the preparation and filing with the SEC of its registration statement and prospectus and any amendments and supplements thereto; the registration and qualification of shares for sale in the various states, including registering a Fund as a broker/dealer in various states, as required; the fees and expenses of preparing, printing and mailing prospectuses annually to existing shareholders (see below for expenses relating to prospectuses paid by the Distributor), notices, proxy statements, reports or other communications to shareholders of that Fund; the cost of printing and mailing confirmations of purchases of shares and any prospectuses accompanying such confirmations; any issuance taxes and/or any initial transfer taxes; a portion of shareholder toll-free telephone charges and expenses of shareholder service representatives; the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and a portion of the cost of computer terminals used by both that Fund and the Distributor.

      The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of the Funds' shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of the shares of each Fund to the public. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws, a portion of the cost of toll-free telephone service and expenses of shareholder service representatives, a portion of the cost of computer terminals, and expenses of any activity which is primarily intended to result in the sale of shares issued by that Fund, unless a rule 12b-1 plan is in effect which provides that the Fund shall bear some or all of such expenses.

      Note: Although each Fund does not currently have a 12b-1 Plan, and the Trustees have no current intention of adopting one, the Fund would also pay those fees and expenses permitted to be paid or assumed by that Fund pursuant to a 12b-1 Plan, if any, were such a plan adopted by the Fund, notwithstanding any other provision to the contrary in the underwriting agreement.

      As agent, the Distributor currently offers shares of each Fund and Portfolio on a continuous basis to investors in all states in which the Fund may from time to time be registered or where permitted by applicable law. Each underwriting agreement provides that the Distributor accepts orders for shares at net asset value as no sales commission or load is charged to the investor. The Distributor has made no firm commitment to acquire shares of any Fund.

                                      TAXES

      (See "DISTRIBUTIONS - Dividends and Taxes" in the Funds' prospectus.)

      Shareholders should consult their tax advisers about the application of the provisions of tax law described in the Statement of Additional Information in light of their particular tax situation.

      Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and has qualified as such. Each of the Funds intends to continue to so qualify, in each taxable year as required under the Code in order to avoid payment of federal income tax at the Fund level.

      In order to qualify as a regulated investment company, each Fund must meet certain requirements regarding the source of its income and the diversification of its assets.

      As a regulated investment company qualifying under Subchapter M of the Code, each Fund is required to distribute to its shareholders at least 90 percent of its taxable net investment income and net short-term capital gain in excess of net long-term capital loss and at least 90 percent of its tax-exempt net investment income and generally is not subject to federal income tax to the extent that it distributes annually all of its taxable net investment income and net realized long-term and short-term capital gains in the manner required under the Code. Each of the Funds intends to distribute annually all taxable and tax-exempt net investment income and net realized capital gains in compliance with applicable distribution requirements and therefore does not expect to pay federal income tax.

      Each of the Funds is subject to a 4% nondeductible excise tax on amounts of taxable income required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of such Fund's taxable ordinary income for the calendar year and at least 98% of the excess of its capital gains over capital losses realized during the one-year period ending October 31 during such year as well as amounts that were neither distributed nor taxed to the Fund during the prior calendar year. (Investment companies with taxable years ending on November 30 or December 31 may make an irrevocable election to measure the required capital gain distribution using their actual taxable year.) Although the Funds' distribution policies should enable them to avoid excise tax liability, each Fund may retain (and be subject to income or excise tax on) a portion of its capital gain or other income if it appears to be in the best interest of such Fund and its shareholders.

      Net investment income is made up of dividends and interest, less expenses. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carryforward or post-October loss of a Fund. SLTTFF, SHYTFF and SMMB intend to offset realized capital gains by using their capital loss carryforwards before distributing any capital gains. In addition, SHYTFF and SMMB intend to offset realized capital gains by using their post-October losses before distributing any capital gains. As of December 31, 1998, SHYTFF had a net tax basis capital loss carryforward of approximately $4,340,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2004, the expiration date, whichever occurs first.


      If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by STFT, SMMB or SHYTFF for reinvestment, requiring federal income taxes to be paid thereon, the Fund involved will elect to treat such capital gains as having been distributed to its shareholders. As a result, shareholders will report such capital gains as long-term capital gains will be able to claim a proportionate share of federal income taxes paid by that Fund on such gains as a credit against the shareholder's federal income tax liability, and will be entitled to increase the adjusted tax basis of the shareholder's Fund shares by the difference between the shareholder's pro rata share of such gains and the shareholder's tax credit. However, retention of such gains by a Fund may cause the Fund to be liable for an excise tax on all or a portion of those gains.

      Properly designated distributions of taxable net investment income and the excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income.

      Subchapter M of the Code permits the character of tax-exempt interest distributed by a regulated investment company to flow-through as tax-exempt interest to its shareholders, provided that at least 50% of the value of its assets at the end of each quarter of the taxable year is invested in state, municipal and other obligations the interest on which is exempt under Section 103(a) of the Code. Each of the Funds intends to satisfy this 50% requirement in order to permit distributions of tax-exempt interest to be treated as such for federal income tax purposes in the hands of their shareholders. Distributions to shareholders of tax-exempt interest earned by such Funds for the taxable year are therefore not subject to regular federal income tax, although they may be subject to the individual and corporate alternative minimum taxes described below. Discount from certain stripped tax-exempt obligations or their coupons, however, may be taxable.

      Any market discount recognized on a tax-exempt bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its redemption value (or its adjusted issue price if issued with original issue discount). Under prior law, the treatment of market discount as ordinary income did not apply to tax-exempt obligations. Gain on the disposition of a tax-exempt obligation will be treated as ordinary income (instead of capital gain) to the extent of accrued market discount.

      Since no portion of the income of each of the Funds will be comprised of dividends from domestic corporations, none of the income distributions of the Funds will be eligible for the 70% deduction for dividends received from a Fund by its corporate shareholders.

      Properly designated distributions of the excess of net long-term capital gain over net short-term capital loss are taxable at a maximum 20% or 28% capital gains rate (depending on a Fund's holding period for the assets giving rise to the gain) to shareholders as long-term capital gain, regardless of the length of time the shares of the Fund involved have been held by such shareholders. Such distributions are not eligible for the dividends-received deduction to corporate shareholders of the Funds. Any loss realized upon the redemption of shares of STFT, SMMB or SHYTFF within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Any short-term capital loss realized upon the redemption of shares of STFT, SMMB or SHYTFF within six months from the date of their purchase will be disallowed to the extent of any tax-exempt dividends received with respect to such shares. Any loss realized on the redemption of shares of one of such Funds may be disallowed if shares of the same Fund are purchased (including shares purchased under the dividend investment plan or the automatic reinvestment plan) within 30 days before or after such redemption.

      Distributions derived from interest which is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the 20% alternative minimum tax. A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the 26% and 28% alternative minimum tax.

      Distributions of taxable net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

      Each distribution is accompanied by a brief explanation of the form and character of the distribution. In January of each year, each Fund issues to its shareholders a statement of the federal income tax status of all distributions, including a statement of the percentage of the prior calendar year's distributions which were designated as tax-exempt, the percentage of such tax-exempt distributions treated as a tax-preference item for purposes of the alternative minimum tax, and the source of such distributions on a state-by-state basis. All distributions of taxable or tax-exempt net investment income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends and distributions declared in October, November or December to shareholders as of a record date in such a month will be deemed to have been received by shareholders in December if paid during January of the following year. Redemption's of shares including exchanges for shares of another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

      Investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them (to the extent that such distribution is from taxable income or gain).

      All futures contracts entered into by STFT, SMMB or SHYTFF, and all options on futures contracts written or purchased by them will be governed by
Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position generally will be treated as 60% long-term and 40% short-term capital gain or loss, and on the last trading day of the fiscal year, all outstanding Section 1256 positions will be marked to market (i.e. treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term capital gain or loss.

      Positions of STFT, SMMB or SHYTFF, which consist of at least one debt security not governed by Section 1256 and at least one futures contract or option on a futures contract governed by Section 1256 which substantially diminishes the risk of loss with respect to such debt security, will be treated as a "mixed straddle." Although mixed straddles are subject to the straddle rules of Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of securities and conversion of short-term capital losses into long-term capital losses, certain tax elections exist for them which reduce or eliminate the operation of these rules. SMTTFF, SMMB and SHYTFF will monitor their transactions in options and futures and may make certain tax elections in order to mitigate the operation of these rules and prevent their disqualification as regulated investment companies for federal income tax purposes.

      Under the federal income tax law, each Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains and, in the case of SLTTFF, SMTTFF, SMMB and SHYTFF, gross proceeds from the redemption or exchange of shares, except in the case of certain exempt shareholders. Under the "backup withholding" tax provisions of Section 3406 of the Code, distributions of taxable income and capital gains and proceeds from the redemption or exchange of shares are generally subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish a regulated investment company with their taxpayer identification numbers and with their required certifications regarding their status under the federal income tax law. Under a special exception, distributions of taxable income and capital gains of each Fund will not be subject to backup withholding if each reasonably estimates that at least 95% of all such distributions will consist of tax-exempt interest dividends. However, the proceeds from the redemption or exchange of shares of SLTTFF, SMTTFF, SMMB and SHYTFF may be subject to backup withholding. If the withholding provisions are applicable, any such distributions and proceeds, whether distributed in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

      Interest on indebtedness incurred by shareholders to purchase or carry shares of each Fund will not be deductible for federal income tax purposes. Under rules used by the Internal Revenue Service to determine when borrowed funds are used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares.

      Section 147(a) of the Code prohibits exemption from taxation of interest on certain governmental obligations to persons who are "substantial users" (or persons related thereto) of facilities financed by such obligations. The Funds have not undertaken any investigation as to the users of the facilities financed by bonds in their portfolios.

      Tax legislation in recent years has included several provisions that may affect the supply of, and the demand for, tax-exempt bonds, as well as the tax-exempt nature of interest paid thereon.

      It is not possible to predict with certainty the effect of these recent tax law changes upon the tax-exempt bond market, including the availability of obligations appropriate for investment, nor is it possible to predict any additional restrictions that may be enacted in the future. Each Fund will monitor developments in this area and consider whether changes in its objectives or policies are desirable.

      Shareholders may be subject to state and local taxes on distributions from each Fund and redemption's of the shares of each Fund. Some states exempt from the state personal income tax distributions received from a regulated investment company to the extent such distributions are derived from interest on obligations issued by such state or its municipalities or political subdivisions.

      Each Fund is organized as a Massachusetts business trust or a series of such trust and is not liable for any income or franchise tax in The Commonwealth of Massachusetts provided that each qualifies as a regulated investment company under the Code.

      The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consult his or her tax adviser regarding the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her.

      Shareholders should consult their tax advisers about the application of the provisions of tax law described in this statement of additional information in light of their particular tax situations and applicable state and local tax laws. Certain political events, including federal elections and future amendments to federal income tax laws, may affect the desirability of investing in the Funds.

                             PORTFOLIO TRANSACTIONS

Brokerage Commissions

      The Adviser supervises allocation of brokerage.

      The primary objective of the Adviser in placing orders for the purchase and sale of securities for a Fund is to obtain the most favorable net results, taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by a Fund to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

      For SLTTFF, SMTTFF, SMMB and SHYTFF, purchases and sales of fixed-income securities, are generally placed by the Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by a Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

      When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with broker/dealers who supply research, market and statistical information to a Fund. The term "research, market and statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is authorized when placing portfolio transactions for a Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research, market or statistical information. The Adviser will not place orders with broker/dealers on the basis that the broker/dealer has or has not sold shares of a Fund. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

      To the maximum extent feasible, it is expected that the Adviser will place orders for portfolio transactions through the Distributor, which is a corporation registered as a broker-dealer and a subsidiary of the Adviser; the Distributor will place orders on behalf of the Funds with issuers, underwriters or other brokers and dealers. The Distributor will not receive any commission, fee or other remuneration from the Funds for this service.

      Although certain research, market and statistical information from broker/dealers may be useful to a Fund and to the Adviser, it is the opinion of the Adviser that such information only supplements the Adviser's own research effort since the information must still be analyzed, weighed, and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than a Fund, and not all such information is used by the Adviser in connection with a Fund. Conversely, such information provided to the Adviser by broker/dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to a Fund.

      The Trustees review from time to time whether the recapture for the benefit of a Fund of some portion of the brokerage commissions or similar fees paid by a Fund on portfolio transactions is legally permissible and advisable.

Portfolio Turnover


      The portfolio turnover rate of SMTTFF (defined by the SEC as the ratio of the lesser of sales or purchases to the monthly average value of such securities owned during the year, excluding all securities whose remaining maturates at the time of acquisition were one year or less) for the years ended December 31, 1996, 1997 and 1998 were 14.1%, 13.4% and 10.75%, respectively. The portfolio turnover rates of SLTTFF for the fiscal years ended October 31, 1996, 1997 and 1998 were 37.1%, 17.8% and 23.2%, respectively. The portfolio turnover rates of SMMB for the years ended December 31, 1996, 1997 and 1998 were 12.2%, 9.8% and 8.6%, respectively. The portfolio turnover rates of SHYTFF for the years ended December 31, 1996, 1997 and 1998 were 21.9%, 33.2% and 14.32%, respectively.


                                 NET ASSET VALUE

      The net asset value of shares of SLTTFF, SMTTFF, SMMB and SHYTFF are computed as of the close of regular trading on the Exchange on each day the Exchange is open for trading (the "Value Time"). The Exchange is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Net asset value per share is determined by dividing the value of the total assets of a Fund, less all liabilities, by the total number of shares outstanding.

      An exchange-traded equity security (not subject to resale restrictions) is valued at its most recent sale price. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean"). If there are no bid and asked quotations, the security is valued at the most recent bid quotation. An unlisted equity security which is traded on The NASDAQ Stock Market ("NASDAQ") is valued at the most recent sale price. If there are no such sales, the security is valued at the high or "inside" bid quotation. The value of an equity security not quoted on the NASDAQ system, but traded in another over-the-counter market, is the most recent sale price. If there are no such sales, the security is valued at the Calculated Mean. If there is no Calculated Mean, the security is valued at the most recent bid quotation.

      Debt securities, other than short-term securities, are valued at prices supplied by the Fund's pricing agent which reflect broker/dealer supplied valuations and electronic data processing techniques. Short-term securities purchased with remaining maturates of sixty days or less shall be valued by the amortized cost method, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If no such bid quotation is available, the Adviser may calculate the price of that debt security, subject to limitations established by the Board.

      Option contracts on securities, currencies, futures and other financial instruments traded on an exchange are valued at their most recent sale price on the exchange. If no sales are reported, the value is the Calculated Mean, or if the Calculated Mean is not available, the most recent bid quotation in the case of purchased options, or the most recent asked quotation in the case of written options. Option contracts traded over-the-counter are valued at the most recent bid quotation in the case of purchased options and at the most recent asked quotation in the case of written options. Futures contracts are valued at the most recent settlement price. Foreign currency forward contracts are valued at the value of the underlying currency at the prevailing currency exchange rate.

      If a security is traded on more than one exchange, or on one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

      If, in the opinion of the Fund's Valuation Committee, the value of an asset as determined in accordance with these procedures does not represent the fair market value of the asset, the value of the asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of the funds' other portfolio holdings is determined in a manner which, in the discretion of the Valuation Committee most fairly reflects fair market value of the property on the valuation date.

      Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rates on the valuation date.

                             ADDITIONAL INFORMATION

Experts

     The Financial Highlights of each Fund included in each Fund's prospectus and the Financial Statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of PricewaterhouseCoopers LLP, One Post Office Square, Boston, Massachusetts 02109, independent accountants, and given on the authority of that firm as experts in accounting and auditing. Effective July 1, 1998, Coopers & Lybrand L.L.P. and Price Waterhouse LLP merged to become PricewaterhouseCoopers LLP. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights of each Fund in accordance with generally accepted auditing standards and the preparation of federal tax returns.

Shareholder Indemnification

      STFT and SMT are organizations of the type commonly known as a Massachusetts business trust. Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declarations of Trust of each Trust contain an express disclaimer of shareholder liability in connection with the Funds' property or the acts, obligations or affairs of the Funds. The Declarations of Trust also provide for indemnification out of the Funds' property of any shareholder held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.

Ratings of Municipal Obligations

      The six highest ratings of Moody's for municipal bonds are Aaa, Aa, A, Baa, Ba and B. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. Together with securities rated A and Baa, they comprise investment grade securities. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than for Aaa municipal bonds. Municipal bonds which are rated A by Moody's possess many favorable investment attributes and are considered "upper medium grade obligations." Factors giving security to principal and interest of A rated municipal bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Securities rated Baa are considered medium grade, with factors giving security to principal and interest adequate at present but may be unreliable over any period of time. Such bonds have speculative elements as well as investment grade characteristics. Securities rated Ba or below by Moody's are considered below investment grade. Moody's judges municipal bonds rated Ba to have speculative elements, with very moderate protection of interest and principal payments and thereby not well safeguarded under any future conditions. Municipal bonds rated B by Moody's generally lack characteristics of desirable investments. Long-term assurance of the contract terms of B-rated municipal bonds, such as interest and principal payments, may be small. Securities rated Ba or below are commonly referred to as "junk" bonds and as such they carry a high margin of risk.

      Moody's ratings for municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term and long-term credit risk. Loans bearing the designation MIG1 are of the best quality, enjoying strong protection by establishing cash flows of funds for their servicing or by established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG2 are of high quality, with margins of protection ample although not as large as in the preceding group.

      The six highest ratings of S&P for municipal bonds are AAA (Prime), AA (High grade), A (Good grade), BBB (Investment grade), BB (Below investment grade) and B. Bonds rated AAA have the highest rating assigned by S&P to a municipal obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. Bonds rated BBB have an adequate capacity to pay interest and to repay principal. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds of this category than for bonds of higher rated categories. Securities rated BB or below by S&P are considered below investment grade. Debt rated BB by S&P faces major ongoing uncertainties or exposure to adverse conditions which could lead to inadequate capacity to meet timely interest and principal payments. Municipal bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Securities rated BB or below are commonly referred to as "junk" bonds and as such they carry a high margin of risk.

      S&P's top ratings for municipal notes are SP1 and SP2. The designation SP1 indicates a very strong capacity to pay principal and interest. A "+" is added for those issues determined to possess overwhelming safety characteristics. An SP2 designation indicates a satisfactory capacity to pay principal and interest.

      The six highest ratings of Fitch for municipal bonds are AAA, AA, A, BBB, BB and B. Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F1+. Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse effects on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Securities rated BB or below by Fitch are considered below investment grade. Fitch considers bonds rated BB to be speculative because the issuer's ability to pay interest and repay principal may be affected over time by adverse economic changes, although financial alternatives can be identified to assist the issuer in meeting its obligations. While bonds rated B are currently meeting debt service requirements, they are considered highly speculative in light of the issuer's limited margin of safety. Securities rated BB or below are commonly referred to as "junk" bonds and as such they carry a high margin of risk.

Commercial Paper Ratings

      Commercial paper rated A1 or better by S&P has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned.

      The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

      The rating F1 is the highest rating assigned by Fitch. Among the factors considered by Fitch in assigning this rating are: (1) the issuer's liquidity;
(2) its standing in the industry; (3) the size of its debt; (4) its ability to service its debt; (5) its profitability; (6) its return on equity; (7) its alternative sources of financing; and (8) its ability to access the capital markets. Analysis of the relative strength or weakness of these factors and others determines whether an issuer's commercial paper is rated F-1.

      Relative strength or weakness of the above factors determine how the issuer's commercial paper is rated within the above categories.

      Recently comparatively short-term obligations have been introduced in the municipal market. S&P, Moody's and Fitch rate such obligations. While the factors considered in municipal credit evaluations differ somewhat from those relevant to corporate credits, the rating designations and definitions used with respect to such obligations by S&P and Moody's are the same, respectively, as those used in their corporate commercial paper ratings.

Glossary

      1.    Bond

            A contract by an issuer (borrower) to repay the owner of the contract (lender) the face amount of the bond on a specified date (maturity date) and to pay a stated rate of interest until maturity. Interest is generally paid semiannually in amounts equal to one half the annual interest rate.

      2.    Debt Obligation

            A general term which includes fixed income and variable rate securities, obligations issued at a discount and other types of securities which evidence a debt.

      3.    Discount and Premium

            (a)   Market Discount and Premium

            A discount (premium) bond is a bond selling in the market at a price lower (higher) than its face value. The amount of the market discount (premium) is the difference between market price and face value.

            (b)   Original Issue Discount

            An original issue discount is the discount from face value at which the bond is first offered to the public.

      4.    Face Value

            The value of a bond that appears on the face of the bond, unless the value is otherwise specified by the issuing company. Face value is ordinarily the amount the issuing company promises to pay at maturity. Face value is not an indication of market value.

      5.    Liquidation

            The process of converting securities or other property into cash.

      6.    Maturity

            The date on which the principal amount of a debt obligation comes due by the terms of the instrument.

      7.    Municipal Security

            Securities issued by or on behalf of states, territories and possessions of the United States, their political subdivisions, agencies and instrumentalities and the District of Columbia and other issuers, the interest from which is, at the time of issuance in the opinion of bond counsel for the issuers, exempt from federal income tax, except for the applicability of the alternative minimum tax.

      8.    Net Asset Value Per Share

            The value of each share of each Fund for purposes of sales and redemptions.

      9.    Net Investment Income

            The net investment income of a Fund is comprised of its interest income, including accretion of original issue discounts, less amortization of premiums and expenses paid or accrued computed under Generally Accepted Accounting Principles (GAAP).

      10.   Par Value

            Par value of a bond is a dollar amount representing the denomination and assigned value of the bond. It signifies the dollar value on which interest on the bonds is computed and is usually the same as face value and maturity value for an individual bond. For example, most bonds are issued in $1,000 denominations and they have a face value, maturity value and par value of $1,000. Their market price can of course vary significantly from $1,000 during their life between issuance and maturity.

      11.   Series

            SMT is composed of two series: SMMB and SHYTFF. Each Series is distinct from the other, although both SMMB and SHYTFF are combined in one investment company -- SMT.

            STFT is composed of two series: SMTTFF and SLTTFF. Each series is distinct from the other, although both SMTTFF and SLTTFF are combined in one investment company -- STFT.

Other Information

      The CUSIP number for SLTTFF is 81123Q104.

      The CUSIP number for SMTTFF is 811236-20-7.

      The CUSIP number for SMMB is 811170-10-9.

      The CUSIP number for SHYTFF is 811170-20-8.

      SMTTFF, SMMB and SHYTFF have a taxable year ending on December 31, SLTTFF has a taxable year ending October 31.

      Portfolio securities of each Fund and each series of SMT are held separately, pursuant to a custodian agreement, by the Funds' custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02101.


      The firm of Willkie Farr & Gallagher is legal counsel for each Fund.


      The name "Scudder Tax Free Trust" is the designation of the Trustees for the time being under an Amended and Restated Declaration of Trust dated December 8, 1987 and the name "Scudder Municipal Trust" is the designation of the Trustees for the time being under an Amended and Restated Declaration of Trust dated December 11, 1987, each as amended from time to time, and all persons dealing with a Fund must look solely to the property of that Fund for the enforcement of any claims against that Fund as neither the Trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of a Fund. Upon the initial purchase of shares, the shareholder agrees to be bound by a Fund's Declaration of Trust, as amended from time to time. The Declaration of Trust of each Fund is on file at the Massachusetts Secretary of State's Office in Boston, Massachusetts. All persons dealing with a Fund must look only to the assets of that Fund for the enforcement of any claims against such Fund as no other series of a Trust assumes any liabilities for obligations entered into on behalf of a Fund.

      Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts, 02110-4103, a subsidiary of the Adviser, computes each Fund's net asset value. SLTTFF, SMTTFF, SMMB and SHYTFF pay SFAC an annual fee equal to 0.024% of the first $150 million of average daily net assets, 0.0070% of such assets in excess of $150 million, 0.0040% of such assets in excess of $1 billion, plus holding and transaction charges for this service. The fee incurred by SLTTFF to SFAC for the fiscal year ended October 31, 1996 amounted to $39,722. The fee incurred by SLTTFF to SFAC for the fiscal year ended October 31, 1997 amounted to $38,322, of which $6,212 was unpaid at October 31, 1997. The fee incurred by SLTTFF to SFAC for the fiscal year ended October 31, 1998 amounted to $40,937, of which $6,584 was unpaid at October 31, 1998. For the year ended December 31, 1996, the amounts charged to SMTTFF, SMMB and SHYTFF by SFAC aggregated $91,551, $96,839 and $60,501, respectively. For the year ended December 31, 1997, the amounts unpaid by SMTTFF, SMMB, and SHYTFF aggregated were $7,665, $8,012 and $5,500, respectively. For the year ended December 31, 1998, the amounts charged to SMTTFF, SMMB and SHYTFF by SFAC aggregated $93,421, $98,235 and $67,621, respectively.

Scudder Service Corporation ("Service Corporation"), P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer and dividend disbursing agent for the Fund. Service Corporation also serves as shareholder service agent and provides subaccounting and recordkeeping services for shareholder accounts in certain retirement and employee benefit plans. The Funds pay Service Corporation an annual fee for each account maintained for a participant. The Funds, or the Adviser (including any affiliate of the Adviser), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of a Fund's shares whose interests are held in an omnibus account. A total of $329,743 was charged by Service Corporation to SMMB for the calendar year ended December 31, 1996. A total of $292,138 was charged to SHYTFF for the year ended December 31, 1996. $406,238 was charged to SMTTFF for the year ended December 31, 1996. For SLTTFF for the year ended October 31, 1996, Service Corporation imposed an aggregated fee of $44,784. A total of $329,430 was charged by Service Corporation to SMMB for the calendar year ended December 31, 1997. A total of $287,904 was charged to SHYTFF for the year ended December 31, 1997, of which $23,216 was unpaid at December 31, 1997. $382,526 was charged to SMTTFF for the year ended December 31, 1997, of which $29,515 was unpaid at December 31, 1997. For SLTTFF for the year ended October 31, 1997, Service Corporation imposed an aggregated fee of $46,003, of which $3,813 was unpaid at October 31, 1997. A total of $316,492 was charged by Service Corporation to SMMB for the calendar year ended December 31, 1998, of which $26,419 was unpaid at December 31, 1998. A total of $312,600 was charged to SHYTFF for the year ended December 31, 1998, of which $27,983 was unpaid at December 31, 1998. $347,239 was charged to SMTTFF for the year ended December 31, 1998, of which $30,267 was unpaid at December 31, 1998. For SLTTFF for the year ended October 31, 1998, Service Corporation imposed an aggregated fee of $40,937, of which $6,584 was unpaid at October 31, 1998.


      The Funds, or the Adviser (including any affiliate of the Adviser), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Fund shares whose interests are held in an omnibus account.

      Scudder Trust Company, an affiliate of the Adviser, provides subaccounting and recordkeeping services for shareholder accounts in certain retirement and employee benefit plans. Annual service fees are paid by the Fund to Scudder Trust Company, Two International Place, Boston, Massachusetts 02110-4103 for such accounts. Each Fund pays Scudder Trust Company an annual fee of $17.55 per shareholder account.

      The Funds' prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement and its amendments which each Trust has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statements and their amendments for further information with respect to the Funds and the securities offered hereby. The Registration Statements and their amendments are available for inspection by the public at the SEC in Washington, D.C.

                              FINANCIAL STATEMENTS

Scudder Limited Term Tax Free Fund

      The financial statements, including the investment portfolio of Scudder Limited Term Tax Free Fund together with the Report of Independent Accountants, Financial Highlights and notes to financial statements are incorporated by reference and attached hereto in the Annual Report to the Shareholders of the Fund dated October 31, 1998 and are hereby deemed to be part of this Statement of Additional Information.

Scudder Medium Term Tax Free Fund

      The financial statements, including the investment portfolio, of Scudder Medium Term Tax Free Fund, together with the Report of Independent Accountants, Financial Highlights and notes to financial statements are incorporated by reference and attached hereto in the Annual Report to the Shareholders of the Fund dated December 31, 1998 and are hereby deemed to be part of this Statement of Additional Information.

Scudder Managed Municipal Bonds

      The financial statements, including the investment portfolio, of Scudder Managed Municipal Bonds, together with the Report of Independent Accountants, Financial Highlights and notes to financial statements are incorporated by reference and attached hereto in the Annual Report to the Shareholders of the Fund dated December 31, 1998 and are hereby deemed to be part of this Statement of Additional Information.

Scudder High Yield Tax Free Fund

      The financial statements, including the investment portfolio, of Scudder High Yield Tax Free Fund, together with the Report of Independent Accountants, Financial Highlights and notes to financial statements are incorporated by reference and attached hereto in the Annual Report to the Shareholders of the Fund dated December 31, 1998 and are hereby deemed to be part of this Statement of Additional Information.

                             SCUDDER MUNICIPAL TRUST

                            PART C. OTHER INFORMATION

   Item 23.      Exhibits.
   --------      ---------

                    (a)           (1)       Amended and Restated Declaration of Trust dated December 8, 1987.
                                            (Incorporated by reference to Post-Effective Amendment No. 34 to the
                                            Registration Statement.)

                                  (2)       Amendment to Amended and Restated Declaration of Trust dated December 11,
                                            1990.
                                            (Incorporated by reference to Post-Effective Amendment No. 34 to the
                                            Registration Statement.)

                                  (3)       Instrument dated October 29, 1986 Establishing and Designating an Additional
                                            Series of Shares.
                                            (Incorporated by reference to Post-Effective Amendment No. 34 to the
                                            Registration Statement.)

                                  (4)       Establishment and Designation of Series dated November 6, 1987.
                                            (Incorporated by reference to Post-Effective Amendment No. 34 to the
                                            Registration Statement.)

                    (b)           (1)       By-laws of the Registrant dated September 24, 1976 as amended through
                                            December 31, 1979.
                                            (Incorporated by reference to Post-Effective Amendment No. 34 to the
                                            Registration Statement.)

                                  (2)       Amendment to the By-laws of the Registrant as amended through December 8,
                                            1987.
                                            (Incorporated by reference to Post-Effective Amendment No. 34 to the
                                            Registration Statement.)

                                  (3)       Amendment to the By-laws of Registrant dated August 13, 1991.
                                            (Incorporated by reference to Post-Effective Amendment No. 34 to the
                                            Registration Statement.)

                                  (4)       Amendment to the By-laws of Registrant dated December 10, 1991.
                                            (Incorporated by reference to Post-Effective Amendment No. 34 to the
                                            Registration Statement.)

                    (c)                     Inapplicable.

                    (d)           (1)       Investment Management Agreement between the Registrant (on behalf of Scudder
                                            Managed Municipal Bonds) and Scudder Kemper Investments, Inc. dated
                                            September 7, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 36 to the
                                            Registration Statement.)

                                  (2)       Investment Management Agreement between the Registrant (on behalf of Scudder
                                            High Yield Tax Free Fund) and Scudder Kemper Investments, Inc. dated
                                            September 7, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 36 to the
                                            Registration Statement.)

                                 Part C - Page 1

                    (e)           (1)       Underwriting Agreement between the Registrant and Scudder Investor Services,
                                            Inc. dated September 7, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 36 to the
                                            Registration Statement.)

                    (f)                     Inapplicable.

                    (g)           (1)       Custodian Contract between the Registrant and State Street Bank and Trust
                                            Company dated March 17, 1980.
                                            (Incorporated by reference to Post-Effective Amendment No. 34 to the
                                            Registration Statement.)

                                  (2)       Fee schedule for Exhibit (g)(1).
                                            (Incorporated by reference to Post-Effective Amendment No. 34 to the
                                            Registration Statement.)

                                  (3)       Amendment No. 1 to the Custodian Contract between the Registrant and State
                                            Street Bank and Trust Company dated March 17, 1980.
                                            (Incorporated by reference to Post-Effective Amendment No. 34 to the
                                            Registration Statement.)

                                  (4)       Amendment to the Custodian Contract between the Registrant and State Street
                                            Bank and Trust Company dated August 9, 1988.
                                            (Incorporated by reference to Post-Effective Amendment No. 34 to the
                                            Registration Statement.)

                                  (5)       Amendment to the Custodian Contract between the Registrant and State Street
                                            Bank and Trust Company dated December 11, 1990.
                                            (Incorporated by reference to Post-Effective Amendment No. 34 to the
                                            Registration Statement.)

                                  (6)       Subcustodian Agreement and Fee Schedule between State Street Bank and Trust
                                            Company and The Bank of New York, London office, dated December 31, 1978.
                                            (Incorporated by reference to Post-Effective Amendment No. 34 to the
                                            Registration Statement.)

                                  (7)       Subcustodian Agreement between Irving Trust Company and State Street Bank dated November 30, 1987.
                                            (Incorporated by reference to Post-Effective Amendment No. 34 to the
                                            Registration Statement.)

                                  (9)       Subcustodian Agreement between State Street Bank and Trust Company and
                                            Morgan Guaranty Trust Company of New York dated November 25, 1985.
                                            (Incorporated by reference to Post-Effective Amendment No. 34 to the
                                            Registration Statement.)

                                  (10)      Subcustodian Agreement between Chemical Bank and State Street Bank and Trust
                                            Company dated May 31, 1988.
                                            (Incorporated by reference to Post-Effective Amendment No. 34 to the
                                            Registration Statement.)

                                 Part C - Page 2

                                  (11)      Subcustodian Agreement  between and Security Pacific National Bank and Trust
                                            Company (New York) and State Street Bank and Trust Company dated February
                                            18, 1988.
                                            (Incorporated by reference to Post-Effective Amendment No. 34 to the
                                            Registration Statement.)

                                  (12)      Subcustodian Agreement between Bankers Trust Company and State Street Bank and Trust Company dated August 15, 1989.
                                            (Incorporated by reference to Post-Effective Amendment No. 34 to the
                                            Registration Statement.)

                                  (13)      Fee Schedule for Exhibit (g)(1).
                                            (Incorporated by reference to Post-Effective Amendment No. 29.)

                    (h)           (1)       Transfer Agency, Service Agreement and Fee Schedule between the Registrant and Scudder Service Agreement dated October 2, 1989.
                                            (Incorporated by reference to Post-Effective Amendment No. 34 to the
                                            Registration Statement.)

                                  (2)       Revised Fee Schedule dated October 1, 1995 for Exhibit (h)(1).
                                            (Incorporated by reference to Post-Effective Amendment No. 30 to the
                                            Registration Statement.)

                                  (3)       Fund Accounting Services Agreement between the Registrant (on behalf of
                                            Scudder High Yield Tax Free Fund) and Scudder Fund Accounting Corporation
                                            dated January 23, 1995.
                                            (Incorporated by reference to Post-Effective Amendment No. 29 to the
                                            Registration Statement.)

                                  (4)       Fund Accounting Services Agreement between the Registrant (on behalf of
                                            Scudder Managed Municipal Bonds) and Scudder Fund Accounting Corporation
                                            dated February 9, 1995.
                                            (Incorporated by reference to Post-Effective Amendment No. 29 to the
                                            Registration Statement.)

                                  (5)       Revised Fee Schedule dated October 1, 1996 for Exhibit (h)(1).
                                            (Incorporated by reference to Post-Effective Amendment No. 32 to the
                                            Registration Statement.)

                    (i)                     Inapplicable.

                    (j)                     Consent of Independent Accountants filed herein.

                    (k)                     Inapplicable.

                    (l)                     Inapplicable.

                    (m)                     Inapplicable.

                    (n)                     Financial data schedules filed herein.

                    (o)                     Inapplicable.

Item 24.          Persons Controlled by or under Common Control with Fund.
--------          --------------------------------------------------------

                  None

                                 Part C - Page 3

                                   CORPORATION
                                   -----------

Item 25.          Indemnification.
--------          ----------------

                  A policy of insurance covering Scudder Kemper Investments, Inc., its affiliates including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder Kemper Investments, Inc. insures the Registrant's directors and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

                  Article Tenth of Registrant's Articles of Incorporation state as follows:

                  TENTH:  Liability and Indemnification
                  ------  -----------------------------

                           To the  fullest  extent  permitted  by  the  Maryland
                  General Corporation Law and the Investment Company Act of 1940, no director or officer of the Corporation shall be liable to the Corporation or to its stockholders for damages. The limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation, whether or not such person is a director or officer at the time of any proceeding in which liability is asserted. No amendment to these Articles of Amendment and Restatement or repeal of any of its provisions shall limit or eliminate the benefits provided to directors and officers under this provision with respect to any act or omission which occurred prior to such amendment or repeal.

                           The   Corporation,   including  its   successors  and
                  assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required by Maryland law, including Section 2-418 of the Maryland General Corporation law, as may be amended from time to time, and the Investment Company Act of 1940. The By-Laws may provide that the Corporation shall indemnify its employees and/or agents in any manner and within such limits as permitted by applicable law. Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled.

                           The Corporation  may purchase and maintain  insurance
                  on behalf of any person who is or was a director, officer, employee or agent of the Corporation or is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or employee benefit plan against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the Corporation would have had the power to indemnify against such liability.

                           The rights  provided  to any  person by this  Article
                  shall be enforceable against the Corporation by such person who shall be presumed to have relied upon such rights in serving or continuing to serve in the capacities indicated herein. No amendment of these Articles of Amendment and Restatement shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

                           Nothing   in  these   Articles   of   Amendment   and
                  Restatement shall be deemed to (i) require a waiver of compliance with any provision of the Securities Act of 1933, as amended, or the Investment Company Act of 1940, as amended, or of any valid rule, regulation or order of the Securities and Exchange Commission under those Acts or (ii) protect any director or officer of the Corporation against any liability to the Corporation or its stockholders to which he would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of his or her duties or by reason of his or her reckless disregard of his or her obligations and duties hereunder.

                                 Part C - Page 4

                  Article V of Registrant's Amended and Restated By-Laws states as follows:

                                    ARTICLE V
                                    ---------

                          INDEMNIFICATION AND INSURANCE
                          -----------------------------

         SECTION 1. Indemnification of Directors and Officers. Any person who was or is a party or is threatened to be made a party in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person is a current or former Director or officer of the Corporation, or is or was serving while a Director or officer of the Corporation at the request of the Corporation as a Director, officer, partner, trustee, employee, agent or fiduciary or another corporation, partnership, joint venture, trust, enterprise or employee benefit plan, shall be indemnified by the Corporation against judgments, penalties, fines, excise taxes, settlements and reasonable expenses (including attorneys' fees) actually incurred by such person in connection with such action, suit or proceeding to the fullest extent permissible under the Maryland General Corporation Law, the Securities Act of 1933 and the 1940 Act, as such statutes are now or hereafter in force, except that such indemnity shall not protect any such person against any liability to the Corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct").

         SECTION 2. Advances. Any current or former Director or officer of the Corporation claiming indemnification within the scope of this Article V shall be entitled to advances from the Corporation for payment of the reasonable expenses incurred by him in connection with proceedings to which he is a party in the manner and to the fullest extent permissible under the Maryland General Corporation Law, the Securities Act of 1933 and the 1940 Act, as such statutes are now or hereafter in force; provided however, that the person seeking indemnification shall provide to the Corporation a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Corporation has been met and a written undertaking by or on behalf of the Director to repay any such advance if it is ultimately determined that he is not entitled to indemnification, and provided further that at least one of the following additional conditions is met: (1) the person seeking indemnification shall provide a security in form and amount acceptable to the Corporation for his undertaking; (2) the Corporation is insured against losses arising by reason of the advance; or (3) a majority of a quorum of Directors of the Corporation who are neither "interested persons" as defined in Section 2(a)(19) of the 1940 Act, as amended, nor parties to the proceeding ("disinterested non-party Directors") or independent legal counsel, in a written opinion, shall determine, based on a review of facts readily available to the Corporation at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

         SECTION 3. Procedure. At the request of any current or former Director or officer, or any employee or agent whom the Corporation proposes to indemnify, the Board of Directors shall determine, or cause to be determined, in a manner consistent with the Maryland General Corporation Law, the Securities Act of 1933 and the 1940 Act, as such statutes are now or hereafter in force, whether the standards required by this Article V have been met; provided, however, that indemnification shall be made only following: (1) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of disabling conduct or (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the person to be indemnified was not liable by reason of disabling conduct, by (a) the vote of the majority of a quorum of disinterested non-party Directors or (b) an independent legal counsel in a written opinion.

         SECTION 4. Indemnification of Employees and Agents. Employees and agents who are not officers or Directors of the Corporation may be indemnified, and reasonable expenses may be advanced to such employees or agents, in accordance with the procedures set forth in this Article V to the extent permissible under the Maryland General Corporation Law, the Securities Act of 1933 and the 1940 Act, as such statutes are now or hereafter in force, and to such further extent, consistent with the foregoing, as may be provided by action of the Board of Directors or by contract.

         SECTION 5. Other Rights. The indemnification provided by this Article V shall not be deemed exclusive of any other right, in respect of indemnification or otherwise, to which those seeking such indemnification may be entitled

                                 Part C - Page 5
under any insurance or other agreement, vote of stockholders or disinterested Directors or otherwise, both as to action by a Director or officer of the Corporation in his official capacity and as to action by such person in another capacity while holding such office or position, and shall continue as to a person who has ceased to be a Director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

         SECTION 6. Constituent, Resulting or Surviving Corporations. For the purposes of this Article V, references to the "Corporation" shall include all constituent corporations absorbed in a consolidation or merger as well as the resulting or surviving corporation so that any person who is or was a Director, officer, employee or agent of a constituent corporation or is or was serving at the request of a constituent corporation as a Director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise shall stand in the same position under this Article V with respect to the resulting or surviving corporation as he would if he had served the resulting or surviving corporation in the same capacity.

Item 26.          Business or Other Connections of Investment Adviser
--------          ---------------------------------------------------

                  Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 26.

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------

Stephen R. Beckwith        Treasurer and Chief Financial Officer, Scudder Kemper Investments, Inc.**
                           Vice President and Treasurer, Scudder Fund Accounting Corporation*
                           Director, Scudder Stevens & Clark Corporation**
                           Director and Chairman, Scudder Defined Contribution Services, Inc.**
                           Director and President, Scudder Capital Asset Corporation**
                           Director and President, Scudder Capital Stock Corporation**
                           Director and President, Scudder Capital Planning Corporation**
                           Director and President, SS&C Investment Corporation**
                           Director and President, SIS Investment Corporation**
                           Director and President, SRV Investment Corporation**

Lynn S. Birdsong           Director and Vice President, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark (Luxembourg) S.A.#

William H. Bolinder        Director, Scudder Kemper Investments, Inc.**
                           Member, Group Executive Board, Zurich Financial Services, Inc. ##
                           Chairman, Zurich-American Insurance Company o

Laurence W. Cheng          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland ##
                           Director, ZKI Holding Corporation xx

Gunther Gose               Director, Scudder Kemper Investments, Inc.**
                           CFO and Member, Group Executive Board, Zurich Financial Services, Inc. ##
                           CEO/Branch Offices, Zurich Life Insurance Company ##

Rolf Huppi                 Director, Chairman of the Board, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, Chairman of the Board, Zurich Holding Company of America o
                           Director, ZKI Holding Corporation xx

Kathryn L. Quirk           Chief Legal Officer, Chief Compliance Officer and Secretary, Scudder Kemper
                                 Investments, Inc.**

                                 Part C - Page 6

                           Director, Senior Vice President & Assistant Clerk, Scudder Investor Services, Inc.*
                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation*
                           Director & Assistant Clerk, Scudder Service Corporation*
                           Director, SFA, Inc.*
                           Vice President, Director & Assistant Secretary, Scudder Precious Metals, Inc.***
                           Director, Scudder, Stevens & Clark Japan, Inc.***
                           Director, Vice President and Secretary, Scudder, Stevens & Clark of Canada, Ltd.***
                           Director, Vice President and Secretary, Scudder Canada Investor Services Limited***
                           Director, Vice President and Secretary, Scudder Realty Advisers, Inc. x
                           Director and Secretary, Scudder, Stevens & Clark Corporation**
                           Director and Secretary, Scudder, Stevens & Clark Overseas Corporation oo
                           Director and Secretary, SFA, Inc.*
                           Director, Vice President and Secretary, Scudder Defined Contribution Services, Inc.**
                           Director, Vice President and Secretary, Scudder Capital Asset Corporation**
                           Director, Vice President and Secretary, Scudder Capital Stock Corporation**
                           Director, Vice President and Secretary, Scudder Capital Planning Corporation**
                           Director, Vice President and Secretary, SS&C Investment Corporation**
                           Director, Vice President and Secretary, SIS Investment Corporation**
                           Director, Vice President and Secretary, SRV Investment Corporation**
                           Director, Vice President and Secretary, Scudder Brokerage Services, Inc.*
                           Director, Korea Bond Fund Management Co., Ltd.+

Cornelia M. Small          Director and Vice President, Scudder Kemper Investments, Inc.**

Edmond D. Villani          Director, President and Chief Executive Officer, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark Japan, Inc.###
                           President and Director, Scudder, Stevens & Clark Overseas Corporation oo
                           President and Director, Scudder, Stevens & Clark Corporation**
                           Director, Scudder Realty Advisors, Inc. x
                           Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy of Luxembourg

         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C. Luxembourg B 34.564
         ***      Toronto, Ontario, Canada
         xxx      Grand Cayman, Cayman Islands, British West Indies
         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         xx       222 S. Riverside, Chicago, IL
         o        Zurich Towers, 1400 American Ln., Schaumburg, IL
         +        P.O. Box 309, Upland House, S. Church St., Grand Cayman, British West Indies
         ##       Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland

Item 27.          Principal Underwriters.
--------          -----------------------

         (a)

         Scudder Investor Services, Inc. acts as principal underwriter of the Registrant's shares and also acts as principal underwriter for other funds managed by Scudder Kemper Investments, Inc.

                                 Part C - Page 7

         (b)

         The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this Item 27.


         (1)                               (2)                                     (3)

         Name and Principal                Positions and Offices with              Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         Lynn S. Birdsong                  Senior Vice President                   None
         345 Park Avenue
         New York, NY 10154

         Mary Elizabeth Beams              Vice President                          None
         Two International Place
         Boston, MA 02110

         Mark S. Casady                    Director, President and Assistant       None
         Two International Place           Treasurer
         Boston, MA  02110

         Linda Coughlin                    Director and Senior Vice President      None
         Two International Place
         Boston, MA  02110

         Richard W. Desmond                Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Paul J. Elmlinger                 Senior Vice President and Assistant     None
         345 Park Avenue                   Clerk
         New York, NY  10154

         Philip S. Fortuna                 Vice President                          None
         101 California Street
         San Francisco, CA 94111

         William F. Glavin                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Margaret D. Hadzima               Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         Thomas W. Joseph                  Director, Vice President, Treasurer     Vice President
         Two International Place           and Assistant Clerk
         Boston, MA 02110

         Thomas F. McDonough               Clerk                                   Vice President and
         Two International Place                                                   Secretary
         Boston, MA 02110

                                 Part C - Page 8

         Name and Principal                Positions and Offices with              Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         James J. McGovern                 Chief Financial Officer                 None
         345 Park Avenue
         New York, NY  10154

         Lorie C. O'Malley                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Daniel Pierce                     Director, Vice President                President and Trustee
         Two International Place           and Assistant Treasurer
         Boston, MA 02110

         Kathryn L. Quirk                  Director, Senior Vice President, Chief  Vice President, Assistant
         345 Park Avenue                   Legal Officer and Assistant Clerk       Secretary and Trustee
         New York, NY  10154

         Robert A. Rudell                  Director and Vice President             None
         Two International Place
         Boston, MA 02110

         William M. Thomas                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Benjamin Thorndike                Vice President                          None
         Two International Place
         Boston, MA 02110

         Sydney S. Tucker                  Vice President                          None
         Two International Place
         Boston, MA 02110

         Linda J. Wondrack                 Vice President and Chief Compliance     None
         Two International Place           Officer
         Boston, MA  02110

         David B. Watts                    Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         (c)

                     (1)                     (2)                 (3)                 (4)                 (5)
                                       Net Underwriting    Compensation on
              Name of Principal         Discounts and        Redemptions          Brokerage
                 Underwriter             Commissions       and Repurchases       Commissions     Other Compensation
                 -----------             -----------       ---------------       -----------     ------------------

               Scudder Investor              None                None                None               None
                Services, Inc.

                                 Part C - Page 9

Item 28.          Location of Accounts and Records.
--------          ---------------------------------

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Scudder Kemper Investments Inc.., Two International Place, Boston, MA 02110-4103. Records relating to the duties of the Registrant's custodian are maintained by State Street Bank and Trust Company, Heritage Drive, North Quincy, Massachusetts. Records relating to the duties of the Registrant's transfer agent are maintained by Scudder Service Corporation, Two International Place, Boston, Massachusetts.

Item 29.          Management Services.
--------          --------------------

                  Inapplicable.

Item 30.          Undertakings.
--------          -------------

                  Inapplicable.

                                Part C - Page 10

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 16th day of February, 1999.

                                              SCUDDER MUNICIPAL TRUST

                                              By  /s/Thomas F. McDonough
                                                  ------------------------------
                                                  Thomas F. McDonough
                                                  Vice President and Secretary


         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----


/s/Daniel Pierce
--------------------------------------
Daniel Pierce*                              President (Principal Executive               February 16, 1999
                                            Officer) and Trustee


/s/Henry P. Becton, Jr.
--------------------------------------
Henry P. Becton, Jr.*                       Trustee                                      February 16, 1999


/s/Dawn-Marie Driscoll
--------------------------------------
Dawn-Marie Driscoll*                        Trustee                                      February 16, 1999


/s/Peter B. Freeman
--------------------------------------
Peter B. Freeman*                           Trustee                                      February 16, 1999


/s/George M. Lovejoy, Jr.
--------------------------------------
George M. Lovejoy, Jr.*                     Trustee                                      February 16, 1999


/s/Wesley W. Marple, Jr.
--------------------------------------
Wesley W. Marple, Jr.*                      Trustee                                      February 16, 1999


/s/Kathryn L. Quirk
--------------------------------------
Kathryn L. Quirk*                           Vice President and Trustee                   February 16, 1999



SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----

/s/Jean C. Tempel
-----------------------------
Jean C. Tempel*                             Trustee                                      February 16, 1999


/s/John R. Hebble
--------------------------------------
John R. Hebble                              Treasurer (Principal Financial and           February 16, 1999
                                            Accounting Officer)



*By:  /s/Thomas F. McDonough
      ----------------------------------------
      Thomas F. McDonough
      Attorney-in-fact pursuant to a power
      of attorney contained in the signature
      page of Post-Effective Amendment No.
      24 to the Registration Statement filed
      on February 25, 1991, Post-Effective
      Amendment No. 32 filed on April 29,
      1997 and Post-Effective Amendment No.
      33 to the Registration Statement on
      November 4, 1997.

                                                          File No. 2-57139
                                                          File No. 811-2671

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549



                                    EXHIBITS

                                       TO

                                    FORM N-1A

                         POST-EFFECTIVE AMENDMENT NO. 37
                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 28

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                             SCUDDER MUNICIPAL TRUST

                             SCUDDER MUNICIPAL TRUST


                                  EXHIBIT INDEX

                                   Exhibit (j)
                                   Exhibit (n)